UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
Advance Auto Parts, Inc.	7,386	1,095,048
Amazon.com, Inc.*	43,305	38,391,615
AutoNation, Inc.*	5,000	211,450
AutoZone, Inc.*	3,075	2,223,379
Bed Bath & Beyond, Inc.	16,935	668,255
Best Buy Co., Inc.	29,606	1,455,135
BorgWarner, Inc.	20,928	874,581
CarMax, Inc.*	21,792	1,290,522
Carnival Corp.	46,441	2,735,839
CBS Corp. Cl B	40,001	2,774,469
Charter Communications, Inc. Cl A*	23,394	7,657,324
Chipotle Mexican Grill, Inc.*	3,342	1,488,928
Coach, Inc.	28,276	1,168,647
Comcast Corp. Cl A	519,424	19,525,148
D.R. Horton, Inc.	39,722	1,323,140
Darden Restaurants, Inc.	14,604	1,221,917
Delphi Automotive PLC	30,220	2,432,408
Discovery Communications, Inc. Cl A*	15,939	463,666
Discovery Communications, Inc. Cl C*	24,482	693,085
DISH Network Corp. Cl A*	24,852	1,577,853
Disney (Walt) Co.	158,646	17,988,870
Dollar General Corp.	27,859	1,942,608
Dollar Tree, Inc.*	26,632	2,089,547
Expedia, Inc.	13,633	1,720,076
Foot Locker, Inc.	14,819	1,108,609
Ford Motor Co.	428,952	4,993,001
Gap, Inc.	27,959	679,124
Garmin Ltd.	12,821	655,281
General Motors Co.	147,298	5,208,457
Genuine Parts Co.	16,598	1,533,821
Goodyear Tire & Rubber Co.	30,552	1,099,872
H&R Block, Inc.	18,448	428,916
Hanesbrands, Inc.	44,343	920,561
Harley-Davidson, Inc.	17,934	1,085,007
Hasbro, Inc.	11,216	1,119,581
Home Depot, Inc.	132,784	19,496,675
Interpublic Group of Cos., Inc.	45,686	1,122,505
Kohl’s Corp.	16,634	662,200
L Brands, Inc.	26,445	1,245,560
Leggett & Platt, Inc.	13,296	669,055
Lennar Corp. Cl A	21,075	1,078,829
LKQ Corp.*	36,999	1,082,961
Lowe’s Cos., Inc.	94,112	7,736,948
Macy’s, Inc.	36,877	1,093,034
Marriott International, Inc. Cl A	35,458	3,339,453
Mattel, Inc.	34,965	895,454
McDonald’s Corp.	89,799	11,638,848
Michael Kors Hldgs. Ltd.*	17,821	679,158
Mohawk Industries, Inc.*	6,775	1,554,795
Netflix, Inc.*	47,774	7,061,475
Newell Brands, Inc.	50,606	2,387,085
News Corp. Cl A	35,449	460,837
News Corp. Cl B	17,312	233,712
NIKE, Inc. Cl B	143,617	8,003,775
Nordstrom, Inc.	10,211	475,526
Omnicom Group, Inc.	26,335	2,270,340

O’Reilly Automotive, Inc.*	9,830	2,652,527
Priceline Group Inc.*	5,434	9,672,357
PulteGroup, Inc.	28,124	662,320
PVH Corp.	9,532	986,276
Ralph Lauren Corp.	5,586	455,929
Ross Stores, Inc.	43,161	2,843,015
Royal Caribbean Cruises Ltd.	18,227	1,788,251
Scripps Networks Interactive, Inc. Cl A	11,331	888,010
Signet Jewelers Ltd.	6,578	455,658
Staples, Inc.	75,258	660,013
Starbucks Corp.	160,667	9,381,346
Target Corp.	61,520	3,395,289
TEGNA, Inc.	25,676	657,819
Tiffany & Co.	12,074	1,150,652
Time Warner, Inc.	84,175	8,224,739
TJX Cos., Inc.	70,671	5,588,663
Tractor Supply Co.	15,648	1,079,243
TripAdvisor, Inc.*	10,425	449,943
Twenty-First Century Fox, Inc. Cl A	116,508	3,773,694
Twenty-First Century Fox, Inc. Cl B	51,919	1,649,986
Ulta Beauty, Inc.*	6,223	1,774,986
Under Armour, Inc. Cl A*	23,152	457,947
Under Armour, Inc. Cl C*	24,953	456,640
V.F. Corp.	37,068	2,037,628
Viacom, Inc. Cl B	35,869	1,672,213
Whirlpool Corp.	8,173	1,400,280
Wyndham Worldwide Corp.	10,579	891,704
Wynn Resorts Ltd.	8,173	936,708
Yum! Brands, Inc.	38,400	2,453,760

		273,531,561

CONSUMER STAPLES (9.0%)
Altria Group, Inc.	212,860	15,202,461
Archer-Daniels-Midland Co.	64,839	2,985,188
Brown-Forman Corp. Cl B	19,004	877,605
Campbell Soup Co.	22,687	1,298,604
Church & Dwight Co., Inc.	26,650	1,329,036
Clorox Co.	14,566	1,963,934
Coca-Cola Co.	424,409	18,011,918
Colgate-Palmolive Co.	96,557	7,067,007
Conagra Brands, Inc.	43,189	1,742,244
Constellation Brands, Inc. Cl A	19,314	3,130,220
Costco Wholesale Corp.	47,888	8,030,339
Coty, Inc. Cl A	46,032	834,560
CVS Health Corp.	113,474	8,907,709
Dr. Pepper Snapple Group, Inc.	20,960	2,052,403
Estee Lauder Cos., Inc. Cl A	23,383	1,982,645
General Mills, Inc.	62,373	3,680,631
Hershey Co.	14,343	1,566,973
Hormel Foods Corp.	32,058	1,110,169
J.M. Smucker Co.	12,891	1,689,752
Kellogg Co.	26,864	1,950,595
Kimberly-Clark Corp.	38,178	5,025,370
Kraft Heinz Co.	65,133	5,914,728
Kroger Co.	98,544	2,906,063
McCormick & Co., Inc.	13,188	1,286,489
Mead Johnson Nutrition Co.	20,391	1,816,430
Molson Coors Brewing Co. Cl B	20,336	1,946,359
Mondelez International, Inc. Cl A	168,920	7,277,074
Monster Beverage Corp.*	42,759	1,974,183
PepsiCo, Inc.	156,961	17,557,657
Philip Morris Int’l., Inc.	170,457	19,244,595
Proctor & Gamble Co.	280,445	25,197,983
Reynolds American, Inc.	90,258	5,688,059
Sysco Corp.	54,877	2,849,214
Tyson Foods, Inc. Cl A	32,561	2,009,339

Walgreens Boots Alliance, Inc.	94,042	7,810,188
Wal-Mart Stores, Inc.	164,699	11,871,504
Whole Foods Market, Inc.	38,017	1,129,865

		206,919,093

ENERGY (6.4%)
Anadarko Petroleum Corp.	59,766	3,705,492
Apache Corp.	43,016	2,210,592
Baker Hughes, Inc.	45,590	2,727,194
Cabot Oil & Gas Corp.	50,241	1,201,262
Chesapeake Energy Corp.*	83,652	496,893
Chevron Corp.	206,983	22,223,765
Cimarex Energy Co.	11,077	1,323,591
Concho Resources, Inc.*	16,999	2,181,652
ConocoPhillips	135,647	6,764,716
Devon Energy Corp.	59,860	2,497,359
EOG Resources, Inc.	62,668	6,113,263
EQT Corp.	19,417	1,186,379
Exxon Mobil Corp.	455,282	37,337,677
Halliburton Co.	96,679	4,757,574
Helmerich & Payne, Inc.	13,017	866,542
Hess Corp.	27,643	1,332,669
Kinder Morgan, Inc.	208,644	4,535,921
Marathon Oil Corp.	86,011	1,358,974
Marathon Petroleum Corp.	57,141	2,887,906
Murphy Oil Corp.	16,287	465,645
National Oilwell Varco, Inc.	39,646	1,589,408
Newfield Exploration Co.*	19,280	711,625
Noble Energy, Inc.	45,949	1,577,889
Occidental Petroleum Corp.	83,562	5,294,488
ONEOK, Inc.	21,139	1,171,946
Phillips 66	47,617	3,772,219
Pioneer Natural Resources Co.	18,114	3,373,370
Range Resources Corp.	24,235	705,239
Schlumberger Ltd.	153,725	12,005,957
Southwestern Energy Co.*	57,821	472,398
TechnipFMC PLC*	49,886	1,621,295
Tesoro Corp.	13,138	1,064,966
Transocean Ltd.*	35,379	440,469
Valero Energy Corp.	48,752	3,231,770
Williams Cos., Inc.	93,725	2,773,323

		145,981,428

FINANCIALS (13.9%)
Affiliated Managers Group, Inc.	6,840	1,121,350
Aflac, Inc.	43,355	3,139,769
Allstate Corp.	40,533	3,303,034
American Express Co.	81,823	6,473,018
American Int’l. Group, Inc.	100,298	6,261,604
Ameriprise Financial, Inc.	16,955	2,198,724
Aon PLC	28,223	3,349,788
Assurant, Inc.	6,800	650,556
Bank of America Corp.	1,094,626	25,822,227
Bank of New York Mellon Corp.	111,956	5,287,682
BB&T Corp.	90,614	4,050,446
Berkshire Hathaway, Inc. Cl B*	208,670	34,781,116
BlackRock, Inc.	13,388	5,134,432
Capital One Financial Corp.	52,984	4,591,593
CBOE Holdings, Inc.	11,112	900,850
Charles Schwab Corp.	134,832	5,502,494
Chubb Ltd.	50,436	6,871,905
Cincinnati Financial Corp.	15,007	1,084,556
Citigroup, Inc.	303,142	18,133,954
Citizens Financial Group, Inc.	54,876	1,895,966
CME Group, Inc.	37,695	4,478,166
Comerica, Inc.	18,878	1,294,653
Discover Financial Svcs.	41,328	2,826,422

E*Trade Financial Corp.*	31,552	1,100,849
Fifth Third Bancorp	84,890	2,156,206
Franklin Resources, Inc.	36,961	1,557,537
Gallagher (Arthur J.) & Co.	19,715	1,114,686
Goldman Sachs Group, Inc.	40,253	9,246,919
Hartford Financial Svcs. Group, Inc.	41,236	1,982,215
Huntington Bancshares, Inc.	114,169	1,528,723
Intercontinental Exchange, Inc.	65,472	3,919,809
Invesco Ltd.	42,441	1,299,968
JPMorgan Chase & Co.	390,769	34,325,149
KeyCorp	121,945	2,168,182
Leucadia National Corp.	33,847	880,022
Lincoln National Corp.	26,214	1,715,706
Loews Corp.	28,458	1,330,981
M&T Bank Corp.	16,450	2,545,309
Marsh & McLennan Cos., Inc.	56,847	4,200,425
MetLife, Inc.	117,158	6,188,286
Moody’s Corp.	17,896	2,005,068
Morgan Stanley	157,516	6,747,985
Nasdaq, Inc.	12,606	875,487
Navient Corp.	30,077	443,937
Northern Trust Corp.	22,621	1,958,526
People’s United Financial, Inc.	37,693	686,013
PNC Financial Svcs. Grp., Inc.	53,597	6,444,503
Principal Financial Grp., Inc.	28,157	1,776,988
Progressive Corp.	61,034	2,391,312
Prudential Financial, Inc.	46,649	4,976,515
Raymond James Financial, Inc.	14,388	1,097,229
Regions Financial Corp.	134,352	1,952,135
S&P Global, Inc.	27,491	3,594,173
State Street Corp.	39,635	3,155,342
SunTrust Banks, Inc.	54,088	2,991,066
Synchrony Financial	82,596	2,833,043
T. Rowe Price Group, Inc.	25,552	1,741,369
Torchmark Corp.	11,409	878,949
Travelers Cos., Inc.	31,003	3,737,102
U.S. Bancorp	175,586	9,042,679
Unum Group	23,388	1,096,663
Wells Fargo & Co.	495,066	27,555,374
Willis Towers Watson PLC	13,795	1,805,684
XL Group Ltd.	27,798	1,108,028
Zions Bancorporation	20,413	857,346

		318,167,793

HEALTH CARE (13.5%)
Abbott Laboratories	188,417	8,367,599
AbbVie, Inc.	173,571	11,309,886
Aetna, Inc.	38,807	4,949,833
Agilent Technologies, Inc.	33,512	1,771,779
Alexion Pharmaceuticals, Inc.*	25,362	3,074,889
Allergan PLC	36,554	8,733,482
AmerisourceBergen Corp.	17,910	1,585,035
Amgen, Inc.	81,211	13,324,289
Anthem, Inc.	29,200	4,829,096
Bard (C.R.), Inc.	8,010	1,990,805
Baxter International, Inc.	51,919	2,692,519
Becton, Dickinson & Co.	23,124	4,241,867
BIOGEN, Inc.*	23,528	6,433,026
Boston Scientific Corp.*	146,136	3,634,402
Bristol-Myers Squibb Co.	181,992	9,896,725
Cardinal Health, Inc.	35,099	2,862,323
Celgene Corp.*	85,272	10,610,395
Centene Corp.*	19,435	1,384,938
Cerner Corp.*	31,523	1,855,129
CIGNA Corp.	27,941	4,093,077
Cooper Companies, Inc.	5,728	1,144,970

Danaher Corp.	67,027	5,732,819
DaVita Inc Inc.*	16,532	1,123,680
DENTSPLY SIRONA, Inc.	24,672	1,540,520
Edwards Lifesciences Corp.*	23,659	2,225,602
Envision Healthcare Corp.*	14,084	863,631
Express Scripts Hldg. Co.*	65,471	4,315,194
Gilead Sciences, Inc.	142,303	9,665,220
HCA Hldgs., Inc.*	31,974	2,845,366
Hologic, Inc.*	31,450	1,338,198
Humana, Inc.	16,335	3,367,297
IDEXX Laboratories, Inc.*	10,314	1,594,648
Illumina, Inc.*	16,646	2,840,473
Incyte Corp.*	19,668	2,629,022
Intuitive Surgical, Inc.*	3,882	2,975,437
Johnson & Johnson	297,918	37,105,687
Laboratory Corp. of America Hldgs.*	10,865	1,558,802
Lilly (Eli) & Co.	106,040	8,919,024
Mallinckrodt PLC*	9,500	423,415
McKesson Corp.	22,692	3,364,316
Medtronic PLC	149,797	12,067,646
Merck & Co., Inc.	299,475	19,028,641
Mettler-Toledo Int’l., Inc.*	2,781	1,331,849
Mylan NV*	52,938	2,064,053
Patterson Cos., Inc.	9,794	442,983
PerkinElmer, Inc.	11,786	684,295
Perrigo Co. PLC	15,881	1,054,340
Pfizer, Inc.	649,739	22,227,571
Quest Diagnostics, Inc.	15,807	1,552,089
Regeneron Pharmaceuticals, Inc.*	8,251	3,197,345
Schein (Henry), Inc.*	9,172	1,558,965
Stryker Corp.	33,724	4,439,765
Thermo Fisher Scientific, Inc.	42,322	6,500,659
UnitedHealth Group, Inc.	105,746	17,343,401
Universal Health Svcs., Inc. Cl B	9,329	1,160,994
Varian Medical Systems, Inc.*	9,802	893,256
Vertex Pharmaceuticals, Inc.*	26,718	2,921,613
Waters Corp.*	8,539	1,334,731
Zimmer Biomet Hldgs., Inc.	22,159	2,705,835
Zoetis, Inc.	53,811	2,871,893

		308,596,339

INDUSTRIALS (9.7%)
3M Co.	65,396	12,512,217
Acuity Brands, Inc.	4,315	880,260
Alaska Air Group, Inc.	14,290	1,317,824
Allegion PLC	11,882	899,467
American Airlines Group, Inc.	53,317	2,255,309
AMETEK, Inc.	24,790	1,340,643
Arconic, Inc.	48,698	1,282,705
Boeing Co.	62,211	11,002,637
Caterpillar, Inc.	64,888	6,019,011
Cintas Corp.	8,995	1,138,227
CSX Corp.	99,507	4,632,051
Cummins, Inc.	17,328	2,619,994
Deere & Co.	32,278	3,513,783
Delta Air Lines, Inc.	80,972	3,721,473
Dover Corp.	16,865	1,355,103
Dun & Bradstreet Corp.	4,169	450,002
Eaton Corp. PLC	49,012	3,634,240
Emerson Electric Co.	70,423	4,215,521
Equifax, Inc.	13,233	1,809,480
Expeditors Int’l. of Wash.	19,858	1,121,778
Fastenal Co.	30,275	1,559,163
FedEx Corp.	26,439	5,159,571
Flowserve Corp.	14,402	697,345
Fluor Corp.	16,658	876,544

Fortive Corp.	33,830	2,037,243
Fortune Brands Home & Security, Inc.	18,284	1,112,581
General Dynamics Corp.	31,434	5,884,445
General Electric Co.	958,427	28,561,125
Grainger (W.W.), Inc.	5,484	1,276,456
Honeywell International, Inc.	83,108	10,377,696
Hunt (J.B.) Transport Svcs., Inc.	9,533	874,557
Illinois Tool Works, Inc.	34,728	4,600,418
Ingersoll-Rand PLC	27,733	2,255,248
Jacobs Engineering Group, Inc.	12,094	668,556
Johnson Controls Int’l. PLC	101,302	4,266,840
Kansas City Southern	10,493	899,880
L-3 Communications Corp.	7,947	1,313,560
Lockheed Martin Corp.	27,363	7,322,339
Masco Corp.	32,253	1,096,279
Nielsen Hldgs. PLC	36,496	1,507,650
Norfolk Southern Corp.	31,155	3,488,425
Northrop Grumman Corp.	19,371	4,607,199
PACCAR, Inc.	38,697	2,600,438
Parker Hannifin Corp.	14,089	2,258,748
Pentair PLC	17,797	1,117,296
Quanta Services, Inc.*	18,021	668,759
Raytheon Co.	31,676	4,830,590
Republic Services, Inc.	24,656	1,548,643
Robert Half Int’l., Inc.	13,639	665,992
Robinson (C.H.) Worldwide, Inc.	14,170	1,095,199
Rockwell Automation, Inc.	14,296	2,226,030
Rockwell Collins, Inc.	13,652	1,326,428
Roper Technologies, Inc.	10,630	2,194,989
Ryder System, Inc.	5,954	449,170
Snap-on, Inc.	6,486	1,093,994
Southwest Airlines Co.	66,885	3,595,738
Stanley Black & Decker, Inc.	17,006	2,259,587
Stericycle, Inc.*	10,615	879,877
Textron, Inc.	28,236	1,343,751
TransDigm Group, Inc.	5,597	1,232,236
Union Pacific Corp.	88,832	9,409,085
United Continental Hldgs., Inc*	29,876	2,110,441
United Parcel Service, Inc. Cl B	76,343	8,191,604
United Rentals, Inc.*	8,873	1,109,569
United Technologies Corp.	81,292	9,121,775
Verisk Analytics, Inc. Cl A*	16,582	1,345,463
Waste Management, Inc.	45,623	3,326,829
Xylem, Inc.	18,342	921,135

		223,088,211

INFORMATION TECHNOLOGY (21.4%)
Accenture PLC Cl A	68,200	8,175,816
Activision Blizzard, Inc.	77,492	3,863,751
Adobe Systems, Inc.*	54,064	7,035,348
Advanced Micro Devices, Inc.*	83,062	1,208,552
Akamai Technologies, Inc.*	17,253	1,030,004
Alliance Data Systems Corp.	6,388	1,590,612
Alphabet, Inc. Cl A*	32,606	27,643,367
Alphabet, Inc. Cl C*	32,375	26,856,806
Amphenol Corp. Cl A	34,464	2,452,803
Analog Devices, Inc.	40,508	3,319,631
Apple, Inc.	574,300	82,503,939
Applied Materials, Inc.	119,892	4,663,799
Autodesk, Inc.*	20,598	1,781,109
Automatic Data Processing, Inc.	49,106	5,027,963
Broadcom Ltd.	44,217	9,681,754
CA, Inc.	34,341	1,089,297
Cisco Systems, Inc.	548,008	18,522,670
Citrix Systems, Inc.*	16,224	1,352,919
Cognizant Technology Solutions*	65,039	3,871,121

Corning, Inc.	98,541	2,660,607
CSRA, Inc.	15,343	449,396
eBay, Inc.*	113,083	3,796,196
Electronic Arts, Inc.*	32,565	2,915,219
F5 Networks, Inc.*	7,539	1,074,835
Facebook, Inc. Cl A*	257,280	36,546,624
Fidelity Nat’l. Information Svcs., Inc.	35,524	2,828,421
Fiserv, Inc.*	22,823	2,631,720
FLIR Systems, Inc.	12,162	441,237
Global Payments, Inc.	16,786	1,354,294
Harris Corp.	14,009	1,558,781
Hewlett Packard Enterprise Co.	187,049	4,433,061
HP, Inc.	190,388	3,404,137
Intel Corp.	516,245	18,620,957
Int’l. Business Machines Corp.	93,995	16,368,289
Intuit, Inc.	26,981	3,129,526
Juniper Networks, Inc.	38,971	1,084,563
KLA-Tencor Corp.	16,567	1,575,025
Lam Research Corp.	17,670	2,268,121
MasterCard, Inc. Cl A	103,047	11,589,696
Microchip Technology, Inc.	24,003	1,770,941
Micron Technology, Inc.*	112,796	3,259,804
Microsoft Corp.	846,624	55,758,657
Motorola Solutions, Inc.	18,438	1,589,724
NetApp, Inc.	31,860	1,333,341
NVIDIA Corp.	65,634	7,149,512
Oracle Corp.	327,420	14,606,206
Paychex, Inc.	35,683	2,101,729
PayPal Hldgs., Inc.*	124,374	5,350,569
Qorvo, Inc.*	13,179	903,552
QUALCOMM, Inc.	161,970	9,287,360
Red Hat, Inc.*	18,595	1,608,468
Salesforce.com, inc.*	72,382	5,970,791
Seagate Technology PLC	33,284	1,528,734
Skyworks Solutions, Inc.	20,481	2,006,728
Symantec Corp.	65,197	2,000,244
Synopsys, Inc.*	15,732	1,134,749
TE Connectivity Ltd.	38,217	2,849,077
Teradata Corp.*	14,436	449,248
Texas Instruments, Inc.	109,637	8,832,357
Total System Services, Inc.	16,647	889,949
VeriSign, Inc.*	10,280	895,491
Visa, Inc. Cl A	203,068	18,046,653
Western Digital Corp.	31,950	2,636,833
Western Union Co.	55,007	1,119,392
Xerox Corp.	91,522	671,771
Xilinx, Inc.	26,085	1,510,061
Yahoo!, Inc.*	95,772	4,444,779

		490,108,686

MATERIALS (2.7%)
Air Products & Chemicals, Inc.	24,160	3,268,606
Albemarle Corp.	12,626	1,333,811
Avery Dennison Corp.	11,180	901,108
Ball Corp.	17,883	1,327,992
CF Industries Hldgs., Inc.	22,967	674,081
Dow Chemical Co.	122,661	7,793,880
Du Pont (E.I.) de Nemours & Co.	94,231	7,569,576
Eastman Chemical Co.	16,928	1,367,782
Ecolab, Inc.	28,637	3,589,362
FMC Corp.	14,585	1,014,970
Freeport-McMoRan Copper & Gold, Inc.*	139,530	1,864,121
International Paper Co.	43,544	2,211,164
Int’l. Flavors & Fragrances, Inc.	8,541	1,131,939
LyondellBasell Inds. NV Cl A	37,097	3,382,875
Martin Marietta Materials, Inc.	7,389	1,612,649

Monsanto Co.	47,670	5,396,244
Newmont Mining Corp.	61,139	2,015,141
Nucor Corp.	34,488	2,059,623
PPG Industries, Inc.	27,980	2,940,138
Praxair, Inc.	30,350	3,599,510
Sealed Air Corp.	19,505	850,028
Sherwin-Williams Co.	8,593	2,665,463
The Mosaic Co.	38,448	1,121,913
Vulcan Materials Co.	15,314	1,845,031
WestRock Co.	25,584	1,331,136

		62,868,143

REAL ESTATE (2.9%)
Alexandria Real Estate Equities, Inc.	10,117	1,118,131
American Tower Corp.	46,326	5,630,462
Apartment Investment & Management Co. Cl A	15,175	673,011
AvalonBay Communities, Inc.	14,439	2,651,000
Boston Properties, Inc.	16,784	2,222,369
CBRE Group, Inc.*	30,857	1,073,515
Crown Castle Int’l. Corp.	39,754	3,754,765
Digital Realty Trust, Inc.	17,245	1,834,696
Equinix, Inc.	8,505	3,405,147
Equity Residential	38,776	2,412,643
Essex Property Trust, Inc.	6,699	1,551,019
Extra Space Storage, Inc.	14,842	1,104,096
Federal Realty Investment Trust	8,303	1,108,451
GGP, Inc.	67,313	1,560,315
HCP, Inc.	51,832	1,621,305
Host Hotels & Resorts, Inc.	85,037	1,586,790
Iron Mountain, Inc.	25,677	915,899
Kimco Realty Corp.	49,332	1,089,744
Mid-America Apt. Communities, Inc.	13,132	1,336,050
ProLogis, Inc.	56,862	2,950,001
Public Storage	16,169	3,539,556
Realty Income Corp.	29,970	1,784,114
Regency Centers Corp.	16,794	1,114,954
Simon Property Group, Inc.	34,598	5,951,894
SL Green Realty Corp	10,197	1,087,204
The Macerich Co.	13,963	899,217
UDR, Inc.	30,984	1,123,480
Ventas, Inc.	40,551	2,637,437
Vornado Realty Trust	19,154	1,921,338
Welltower, Inc.	39,746	2,814,812
Weyerhaeuser Co.	80,205	2,725,366

		65,198,781

TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc.	673,942	28,002,290
CenturyLink, Inc.	56,771	1,338,092
Level 3 Communications, Inc.*	31,145	1,782,117
Verizon Communications, Inc.	446,201	21,752,299

		52,874,798

UTILITIES (3.1%)
AES Corp.	78,896	882,057
Alliant Energy Corp.	22,707	899,424
Ameren Corp.	28,583	1,560,346
American Electric Power Co., Inc.	53,871	3,616,360
American Water Works Co., Inc.	20,556	1,598,640
CenterPoint Energy, Inc.	48,540	1,338,248
CMS Energy Corp.	30,111	1,347,166
Consolidated Edison, Inc.	32,160	2,497,546
Dominion Resources, Inc.	69,565	5,396,157
DTE Energy Co.	19,947	2,036,788
Duke Energy Corp.	76,680	6,288,527
Edison International	36,618	2,915,159
Entergy Corp.	20,804	1,580,272
Eversource Energy	34,187	2,009,512

Exelon Corp.	99,288	3,572,382
FirstEnergy Corp.	49,964	1,589,855
NextEra Energy, Inc.	51,398	6,597,961
NiSource, Inc.	38,292	910,967
NRG Energy, Inc.	36,763	687,468
PG&E Corp.	57,127	3,790,948
Pinnacle West Capital Corp.	13,454	1,121,795
PPL Corp.	72,673	2,717,243
Public Svc. Enterprise Group, Inc.	55,018	2,440,048
SCANA Corp.	16,470	1,076,315
Sempra Energy	28,284	3,125,382
Southern Co.	110,777	5,514,479
WEC Energy Group, Inc.	33,549	2,034,076
Xcel Energy, Inc.	56,197	2,497,957

		71,643,078

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,348,473,422) 96.8%		2,218,977,911

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill (1)	A-1+	0.47	04/20/17	500,000	499,875
U.S. Treasury Bill (1)	A-1+	0.52	04/13/17	4,000,000	3,999,306
U.S. Treasury Bill (1)	A-1+	0.60	04/27/17	8,000,000	7,996,561
U.S. Treasury Bill (1)	A-1+	0.70	05/18/17	7,400,000	7,393,237
U.S. Treasury Bill (1)	A-1+	0.74	04/27/17	10,000,000	9,994,654

					29,883,633

COMMERCIAL PAPER (1.8%)
Charles Schwab Corp.†	A-1	0.98	04/06/17	6,700,000	6,699,088
Microsoft Corp.†	A-1+	0.70	04/04/17	1,500,000	1,499,912
National Rural Utilities	A-1	0.82	04/06/17	10,000,000	9,998,861
San Diego Gas & Electric Co.†	A-1	0.92	04/05/17	10,000,000	9,998,977
San Diego Gas & Electric Co.†	A-1	0.97	04/12/17	4,200,000	4,198,755
Toyota Motor Credit Corp.	A-1+	0.85	04/03/17	8,000,000	7,999,622

					40,395,215

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $70,278,848) 3.1%					70,278,848

TOTAL INVESTMENTS (Cost: $1,418,752,270) 99.9%					2,289,256,759

OTHER NET ASSETS 0.1%					2,132,935

NET ASSETS 100.0%					$2,291,389,694

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.4%)
Advance Auto Parts, Inc.	527	78,133
Amazon.com, Inc.*	3,087	2,736,744
AutoNation, Inc.*	357	15,098
AutoZone, Inc.*	220	159,071
Bed Bath & Beyond, Inc.	1,208	47,668
Best Buy Co., Inc.	2,111	103,756
BorgWarner, Inc.	1,493	62,392
CarMax, Inc.*	1,553	91,969
Carnival Corp.	3,311	195,051
CBS Corp. Cl B	2,852	197,815
Charter Communications, Inc. Cl A*	1,668	545,970
Chipotle Mexican Grill, Inc.*	238	106,034
Coach, Inc.	2,016	83,321
Comcast Corp. Cl A	37,034	1,392,108
D.R. Horton, Inc.	2,832	94,334
Darden Restaurants, Inc.	1,041	87,100
Delphi Automotive PLC	2,155	173,456
Discovery Communications, Inc. Cl A*	1,136	33,046
Discovery Communications, Inc. Cl C*	1,745	49,401
DISH Network Corp. Cl A*	1,772	112,504
Disney (Walt) Co.	11,311	1,282,554
Dollar General Corp.	1,986	138,484
Dollar Tree, Inc.*	1,898	148,917
Expedia, Inc.	971	122,511
Foot Locker, Inc.	1,056	78,999
Ford Motor Co.	30,583	355,986
Gap, Inc.	1,993	48,410
Garmin Ltd.	915	46,766
General Motors Co.	10,502	371,351
Genuine Parts Co.	1,184	109,413
Goodyear Tire & Rubber Co.	2,178	78,408
H&R Block, Inc.	1,316	30,597
Hanesbrands, Inc.	3,161	65,622
Harley-Davidson, Inc.	1,278	77,319
Hasbro, Inc.	800	79,856
Home Depot, Inc.	9,467	1,390,040
Interpublic Group of Cos., Inc.	3,257	80,024
Kohl’s Corp.	1,186	47,215
L Brands, Inc.	1,886	88,831
Leggett & Platt, Inc.	947	47,653
Lennar Corp. Cl A	1,502	76,887
LKQ Corp.*	2,637	77,185
Lowe’s Cos., Inc.	6,710	551,629
Macy’s, Inc.	2,629	77,924
Marriott International, Inc. Cl A	2,528	238,087
Mattel, Inc.	2,493	63,846
McDonald’s Corp.	6,403	829,893
Michael Kors Hldgs. Ltd.*	1,271	48,438
Mohawk Industries, Inc.*	482	110,614
Netflix, Inc.*	3,406	503,441
Newell Brands, Inc.	3,608	170,189
News Corp. Cl A	2,528	32,864
News Corp. Cl B	1,235	16,673
NIKE, Inc. Cl B	10,240	570,675
Nordstrom, Inc.	729	33,950
Omnicom Group, Inc.	1,877	161,816
O’Reilly Automotive, Inc.*	701	189,158

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Priceline Group Inc.*	388	690,628
PulteGroup, Inc.	2,006	47,241
PVH Corp.	679	70,256
Ralph Lauren Corp.	399	32,566
Ross Stores, Inc.	3,078	202,748
Royal Caribbean Cruises Ltd.	1,299	127,445
Scripps Networks Interactive, Inc. Cl A	807	63,245
Signet Jewelers Ltd.	469	32,488
Staples, Inc.	5,365	47,051
Starbucks Corp.	11,455	668,857
Target Corp.	4,386	242,063
TEGNA, Inc.	1,830	46,885
Tiffany & Co.	860	81,958
Time Warner, Inc.	6,002	586,455
TJX Cos., Inc.	5,039	398,484
Tractor Supply Co.	1,115	76,902
TripAdvisor, Inc.*	744	32,111
Twenty-First Century Fox, Inc. Cl A	8,306	269,031
Twenty-First Century Fox, Inc. Cl B	3,702	117,650
Ulta Beauty, Inc.*	444	126,642
Under Armour, Inc. Cl A*	1,650	32,637
Under Armour, Inc. Cl C*	1,779	32,556
V.F. Corp.	2,642	145,231
Viacom, Inc. Cl B	2,557	119,207
Whirlpool Corp.	583	99,885
Wyndham Worldwide Corp.	755	63,639
Wynn Resorts Ltd.	583	66,818
Yum! Brands, Inc.	2,737	174,894

		19,502,769

CONSUMER STAPLES (4.9%)
Altria Group, Inc.	15,176	1,083,870
Archer-Daniels-Midland Co.	4,622	212,797
Brown-Forman Corp. Cl B	1,354	62,528
Campbell Soup Co.	1,617	92,557
Church & Dwight Co., Inc.	1,901	94,803
Clorox Co.	1,038	139,954
Coca-Cola Co.	30,260	1,284,234
Colgate-Palmolive Co.	6,884	503,840
Conagra Brands, Inc.	3,080	124,247
Constellation Brands, Inc. Cl A	1,376	223,008
Costco Wholesale Corp.	3,414	572,494
Coty, Inc. Cl A	3,282	59,503
CVS Health Corp.	8,091	635,144
Dr. Pepper Snapple Group, Inc.	1,495	146,390
Estee Lauder Cos., Inc. Cl A	1,668	141,430
General Mills, Inc.	4,447	262,417
Hershey Co.	1,023	111,763
Hormel Foods Corp.	2,285	79,130
J.M. Smucker Co.	920	120,594
Kellogg Co.	1,916	139,121
Kimberly-Clark Corp.	2,722	358,297
Kraft Heinz Co.	4,643	421,631
Kroger Co.	7,026	207,197
McCormick & Co., Inc.	940	91,697
Mead Johnson Nutrition Co.	1,454	129,522
Molson Coors Brewing Co. Cl B	1,449	138,684
Mondelez International, Inc. Cl A	12,043	518,812
Monster Beverage Corp.*	3,049	140,772
PepsiCo, Inc.	11,190	1,251,713
Philip Morris Int’l., Inc.	12,153	1,372,074
Proctor & Gamble Co.	19,995	1,796,551

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Reynolds American, Inc.	6,436	405,597
Sysco Corp.	3,913	203,163
Tyson Foods, Inc. Cl A	2,321	143,229
Walgreens Boots Alliance, Inc.	6,704	556,767
Wal-Mart Stores, Inc.	11,742	846,363
Whole Foods Market, Inc.	2,710	80,541

		14,752,434

ENERGY (3.4%)
Anadarko Petroleum Corp.	4,262	264,244
Apache Corp.	3,066	157,562
Baker Hughes, Inc.	3,250	194,415
Cabot Oil & Gas Corp.	3,581	85,622
Chesapeake Energy Corp.*	5,965	35,432
Chevron Corp.	14,757	1,584,459
Cimarex Energy Co.	789	94,278
Concho Resources, Inc.*	1,212	155,548
ConocoPhillips	9,671	482,293
Devon Energy Corp.	4,267	178,019
EOG Resources, Inc.	4,469	435,951
EQT Corp.	1,385	84,624
Exxon Mobil Corp.	32,460	2,662,040
Halliburton Co.	6,892	339,155
Helmerich & Payne, Inc.	928	61,777
Hess Corp.	1,971	95,022
Kinder Morgan, Inc.	14,876	323,404
Marathon Oil Corp.	6,133	96,901
Marathon Petroleum Corp.	4,074	205,900
Murphy Oil Corp.	1,162	33,222
National Oilwell Varco, Inc.	2,827	113,334
Newfield Exploration Co.*	1,375	50,751
Noble Energy, Inc.	3,277	112,532
Occidental Petroleum Corp.	5,958	377,499
ONEOK, Inc.	1,508	83,604
Phillips 66	3,395	268,952
Pioneer Natural Resources Co.	1,292	240,609
Range Resources Corp.	1,727	50,256
Schlumberger Ltd.	10,960	855,976
Southwestern Energy Co.*	4,123	33,685
TechnipFMC PLC*	3,557	115,603
Tesoro Corp.	936	75,872
Transocean Ltd.*	2,523	31,411
Valero Energy Corp.	3,476	230,424
Williams Cos., Inc.	6,682	197,720

		10,408,096

FINANCIALS (7.5%)
Affiliated Managers Group, Inc.	487	79,839
Aflac, Inc.	3,092	223,923
Allstate Corp.	2,889	235,425
American Express Co.	5,834	461,528
American Int’l. Group, Inc.	7,151	446,437
Ameriprise Financial, Inc.	1,208	156,653
Aon PLC	2,013	238,923
Assurant, Inc.	485	46,400
Bank of America Corp.	78,044	1,841,058
Bank of New York Mellon Corp.	7,983	377,037
BB&T Corp.	6,460	288,762
Berkshire Hathaway, Inc. Cl B*	14,877	2,479,698
BlackRock, Inc.	955	366,252
Capital One Financial Corp.	3,777	327,315
CBOE Holdings, Inc.	792	64,207
Charles Schwab Corp.	9,613	392,307

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Chubb Ltd.	3,596	489,955
Cincinnati Financial Corp.	1,070	77,329
Citigroup, Inc.	21,614	1,292,949
Citizens Financial Group, Inc.	3,912	135,160
CME Group, Inc.	2,687	319,216
Comerica, Inc.	1,345	92,240
Discover Financial Svcs.	2,947	201,545
E*Trade Financial Corp.*	2,249	78,468
Fifth Third Bancorp	6,053	153,746
Franklin Resources, Inc.	2,636	111,081
Gallagher (Arthur J.) & Co.	1,406	79,495
Goldman Sachs Group, Inc.	2,870	659,296
Hartford Financial Svcs. Group, Inc.	2,939	141,278
Huntington Bancshares, Inc.	8,139	108,981
Intercontinental Exchange, Inc.	4,668	279,473
Invesco Ltd.	3,026	92,686
iShares Core S&P 500 ETF	311	73,791
JPMorgan Chase & Co.	27,861	2,447,310
KeyCorp	8,694	154,579
Leucadia National Corp.	2,414	62,764
Lincoln National Corp.	1,868	122,261
Loews Corp.	2,029	94,896
M&T Bank Corp.	1,173	181,498
Marsh & McLennan Cos., Inc.	4,053	299,476
MetLife, Inc.	8,353	441,205
Moody’s Corp.	1,275	142,851
Morgan Stanley	11,231	481,136
Nasdaq, Inc.	898	62,366
Navient Corp.	2,145	31,660
Northern Trust Corp.	1,613	139,654
People’s United Financial, Inc.	2,687	48,903
PNC Financial Svcs. Grp., Inc.	3,821	459,437
Principal Financial Grp., Inc.	2,008	126,725
Progressive Corp.	4,352	170,511
Prudential Financial, Inc.	3,326	354,818
Raymond James Financial, Inc.	1,025	78,167
Regions Financial Corp.	9,578	139,168
S&P Global, Inc.	1,960	256,250
State Street Corp.	2,826	224,978
SunTrust Banks, Inc.	3,856	213,237
Synchrony Financial	5,889	201,993
T. Rowe Price Group, Inc.	1,822	124,169
Torchmark Corp.	814	62,711
Travelers Cos., Inc.	2,211	266,514
U.S. Bancorp	12,519	644,729
Unum Group	1,668	78,213
Wells Fargo & Co.	35,296	1,964,575
Willis Towers Watson PLC	984	128,796
XL Group Ltd.	1,982	79,003
Zions Bancorporation	1,455	61,110

		22,758,116

HEALTH CARE (7.2%)
Abbott Laboratories	13,433	596,560
AbbVie, Inc.	12,376	806,420
Aetna, Inc.	2,766	352,803
Agilent Technologies, Inc.	2,390	126,359
Alexion Pharmaceuticals, Inc.*	1,808	219,202
Allergan PLC	2,607	622,864
AmerisourceBergen Corp.	1,277	113,015
Amgen, Inc.	5,790	949,965
Anthem, Inc.	2,081	344,156

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Bard (C.R.), Inc.	571	141,916
Baxter International, Inc.	3,702	191,986
Becton, Dickinson & Co.	1,648	302,315
BIOGEN, Inc.*	1,678	458,799
Boston Scientific Corp.*	10,420	259,145
Bristol-Myers Squibb Co.	12,975	705,581
Cardinal Health, Inc.	2,502	204,038
Celgene Corp.*	6,080	756,534
Centene Corp.*	1,385	98,695
Cerner Corp.*	2,248	132,295
CIGNA Corp.	1,993	291,955
Cooper Companies, Inc.	408	81,555
Danaher Corp.	4,778	408,662
DaVita Inc Inc.*	1,178	80,069
DENTSPLY SIRONA, Inc.	1,760	109,894
Edwards Lifesciences Corp.*	1,686	158,602
Envision Healthcare Corp.*	1,004	61,565
Express Scripts Hldg. Co.*	4,668	307,668
Gilead Sciences, Inc.	10,146	689,116
HCA Hldgs., Inc.*	2,279	202,808
Hologic, Inc.*	2,243	95,440
Humana, Inc.	1,165	240,153
IDEXX Laboratories, Inc.*	735	113,638
Illumina, Inc.*	1,186	202,379
Incyte Corp.*	1,402	187,405
Intuitive Surgical, Inc.*	277	212,312
Johnson & Johnson	21,240	2,645,437
Laboratory Corp. of America Hldgs.*	775	111,189
Lilly (Eli) & Co.	7,561	635,956
Mallinckrodt PLC*	678	30,218
McKesson Corp.	1,618	239,885
Medtronic PLC	10,681	860,461
Merck & Co., Inc.	21,352	1,356,706
Mettler-Toledo Int’l., Inc.*	199	95,303
Mylan NV*	3,774	147,148
Patterson Cos., Inc.	699	31,616
PerkinElmer, Inc.	841	48,828
Perrigo Co. PLC	1,132	75,153
Pfizer, Inc.	46,325	1,584,778
Quest Diagnostics, Inc.	1,128	110,758
Regeneron Pharmaceuticals, Inc.*	589	228,243
Schein (Henry), Inc.*	653	110,990
Stryker Corp.	2,405	316,618
Thermo Fisher Scientific, Inc.	3,018	463,565
UnitedHealth Group, Inc.	7,539	1,236,471
Universal Health Svcs., Inc. Cl B	666	82,884
Varian Medical Systems, Inc.*	698	63,609
Vertex Pharmaceuticals, Inc.*	1,905	208,312
Waters Corp.*	609	95,193
Zimmer Biomet Hldgs., Inc.	1,580	192,934
Zoetis, Inc.	3,836	204,727

		22,002,851

INDUSTRIALS (5.2%)
3M Co.	4,663	892,172
Acuity Brands, Inc.	308	62,832
Alaska Air Group, Inc.	1,018	93,880
Allegion PLC	847	64,118
American Airlines Group, Inc.	3,802	160,825
AMETEK, Inc.	1,768	95,613
Arconic, Inc.	3,473	91,479
Boeing Co.	4,436	784,551

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Caterpillar, Inc.	4,626	429,108
Cintas Corp.	641	81,112
CSX Corp.	7,095	330,272
Cummins, Inc.	1,235	186,732
Deere & Co.	2,301	250,487
Delta Air Lines, Inc.	5,773	265,327
Dover Corp.	1,202	96,581
Dun & Bradstreet Corp.	297	32,058
Eaton Corp. PLC	3,495	259,154
Emerson Electric Co.	5,022	300,617
Equifax, Inc.	943	128,946
Expeditors Int’l. of Wash.	1,415	79,933
Fastenal Co.	2,159	111,189
FedEx Corp.	1,885	367,858
Flowserve Corp.	1,026	49,679
Fluor Corp.	1,187	62,460
Fortive Corp.	2,412	145,251
Fortune Brands Home & Security, Inc.	1,303	79,288
General Dynamics Corp.	2,241	419,515
General Electric Co.	68,334	2,036,353
Grainger (W.W.), Inc.	391	91,009
Honeywell International, Inc.	5,926	739,980
Hunt (J.B.) Transport Svcs., Inc.	679	62,291
Illinois Tool Works, Inc.	2,476	327,996
Ingersoll-Rand PLC	1,977	160,770
Jacobs Engineering Group, Inc.	863	47,707
Johnson Controls Int’l. PLC	7,222	304,191
Kansas City Southern	749	64,234
L-3 Communications Corp.	567	93,719
Lockheed Martin Corp.	1,951	522,088
Masco Corp.	2,300	78,177
Nielsen Hldgs. PLC	2,602	107,489
Norfolk Southern Corp.	2,222	248,797
Northrop Grumman Corp.	1,381	328,457
PACCAR, Inc.	2,760	185,472
Parker Hannifin Corp.	1,005	161,122
Pentair PLC	1,269	79,668
Quanta Services, Inc.*	1,284	47,649
Raytheon Co.	2,259	344,498
Republic Services, Inc.	1,758	110,420
Robert Half Int’l., Inc.	972	47,463
Robinson (C.H.) Worldwide, Inc.	1,011	78,140
Rockwell Automation, Inc.	1,019	158,668
Rockwell Collins, Inc.	973	94,537
Roper Technologies, Inc.	758	156,519
Ryder System, Inc.	424	31,987
Snap-on, Inc.	462	77,926
Southwest Airlines Co.	4,769	256,381
Stanley Black & Decker, Inc.	1,212	161,038
Stericycle, Inc.*	756	62,665
Textron, Inc.	2,014	95,846
TransDigm Group, Inc.	400	88,064
Union Pacific Corp.	6,334	670,897
United Continental Hldgs., Inc*	2,131	150,534
United Parcel Service, Inc. Cl B	5,443	584,034
United Rentals, Inc.*	633	79,157
United Technologies Corp.	5,796	650,369
Verisk Analytics, Inc. Cl A*	1,183	95,989
Waste Management, Inc.	3,252	237,136
Xylem, Inc.	1,308	65,688

		15,906,162

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

INFORMATION TECHNOLOGY (11.5%)
Accenture PLC Cl A	4,862	582,857
Activision Blizzard, Inc.	5,524	275,427
Adobe Systems, Inc.*	3,854	501,521
Advanced Micro Devices, Inc.*	5,922	86,165
Akamai Technologies, Inc.*	1,231	73,491
Alliance Data Systems Corp.	456	113,544
Alphabet, Inc. Cl A*	2,324	1,970,287
Alphabet, Inc. Cl C*	2,309	1,915,462
Amphenol Corp. Cl A	2,458	174,936
Analog Devices, Inc.	2,888	236,672
Apple, Inc.	40,946	5,882,297
Applied Materials, Inc.	8,547	332,478
Autodesk, Inc.*	1,469	127,024
Automatic Data Processing, Inc.	3,501	358,467
Broadcom Ltd.	3,152	690,162
CA, Inc.	2,448	77,651
Cisco Systems, Inc.	39,071	1,320,600
Citrix Systems, Inc.*	1,157	96,482
Cognizant Technology Solutions*	4,638	276,054
Corning, Inc.	7,026	189,702
CSRA, Inc.	1,093	32,014
eBay, Inc.*	8,063	270,675
Electronic Arts, Inc.*	2,321	207,776
F5 Networks, Inc.*	537	76,560
Facebook, Inc. Cl A*	18,343	2,605,619
Fidelity Nat’l. Information Svcs., Inc.	2,533	201,677
Fiserv, Inc.*	1,628	187,725
FLIR Systems, Inc.	868	31,491
Global Payments, Inc.	1,197	96,574
Harris Corp.	999	111,159
Hewlett Packard Enterprise Co.	13,336	316,063
HP, Inc.	13,574	242,703
Intel Corp.	36,806	1,327,592
Int’l. Business Machines Corp.	6,702	1,167,086
Intuit, Inc.	1,924	223,165
Juniper Networks, Inc.	2,779	77,340
KLA-Tencor Corp.	1,181	112,278
Lam Research Corp.	1,260	161,734
MasterCard, Inc. Cl A	7,347	826,317
Microchip Technology, Inc.	1,711	126,238
Micron Technology, Inc.*	8,043	232,443
Microsoft Corp.	60,362	3,975,436
Motorola Solutions, Inc.	1,314	113,293
NetApp, Inc.	2,271	95,041
NVIDIA Corp.	4,679	509,683
Oracle Corp.	23,344	1,041,376
Paychex, Inc.	2,544	149,842
PayPal Hldgs., Inc.*	8,867	381,458
Qorvo, Inc.*	940	64,446
QUALCOMM, Inc.	11,548	662,162
Red Hat, Inc.*	1,326	114,699
Salesforce.com, inc.*	5,160	425,648
Seagate Technology PLC	2,373	108,992
Skyworks Solutions, Inc.	1,460	143,051
Symantec Corp.	4,649	142,631
Synopsys, Inc.*	1,122	80,930
TE Connectivity Ltd.	2,725	203,149
Teradata Corp.*	1,030	32,054
Texas Instruments, Inc.	7,817	629,738
Total System Services, Inc.	1,187	63,457

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

VeriSign, Inc.*	733	63,852
Visa, Inc. Cl A	14,478	1,286,660
Western Digital Corp.	2,277	187,921
Western Union Co.	3,921	79,792
Xerox Corp.	6,526	47,901
Xilinx, Inc.	1,860	107,675
Yahoo!, Inc.*	6,828	316,887

		34,943,282

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	1,723	233,105
Albemarle Corp.	900	95,076
Avery Dennison Corp.	797	64,238
Ball Corp.	1,275	94,682
CF Industries Hldgs., Inc.	1,637	48,046
Dow Chemical Co.	8,745	555,657
Du Pont (E.I.) de Nemours & Co.	6,718	539,657
Eastman Chemical Co.	1,206	97,445
Ecolab, Inc.	2,041	255,819
FMC Corp.	1,040	72,374
Freeport-McMoRan Copper & Gold, Inc.*	9,949	132,919
International Paper Co.	3,104	157,621
Int’l. Flavors & Fragrances, Inc.	609	80,711
LyondellBasell Inds. NV Cl A	2,644	241,106
Martin Marietta Materials, Inc.	526	114,800
Monsanto Co.	3,399	384,767
Newmont Mining Corp.	4,359	143,673
Nucor Corp.	2,458	146,792
PPG Industries, Inc.	1,995	209,635
Praxair, Inc.	2,164	256,650
Sealed Air Corp.	1,391	60,620
Sherwin-Williams Co.	613	190,146
The Mosaic Co.	2,741	79,982
Vulcan Materials Co.	1,091	131,444
WestRock Co.	1,825	94,973

		4,481,938

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	721	79,685
American Tower Corp.	3,302	401,325
Apartment Investment & Management Co. Cl A	1,082	47,987
AvalonBay Communities, Inc.	1,030	189,108
Boston Properties, Inc.	1,197	158,495
CBRE Group, Inc.*	2,200	76,538
Crown Castle Int’l. Corp.	2,834	267,671
Digital Realty Trust, Inc.	1,230	130,860
Equinix, Inc.	606	242,560
Equity Residential	2,765	172,038
Essex Property Trust, Inc.	478	110,671
Extra Space Storage, Inc.	1,058	78,705
Federal Realty Investment Trust	591	78,899
GGP, Inc.	4,799	111,241
HCP, Inc.	3,695	115,580
Host Hotels & Resorts, Inc.	6,062	113,117
Iron Mountain, Inc.	1,831	65,312
Kimco Realty Corp.	3,518	77,713
Mid-America Apt. Communities, Inc.	937	95,330
ProLogis, Inc.	4,054	210,322
Public Storage	1,153	252,403
Realty Income Corp.	2,136	127,156
Regency Centers Corp.	1,197	79,469
Simon Property Group, Inc.	2,466	424,226
SL Green Realty Corp	727	77,513

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

The Macerich Co.	995	64,078
UDR, Inc.	2,209	80,098
Ventas, Inc.	2,891	188,031
Vornado Realty Trust	1,365	136,923
Welltower, Inc.	2,833	200,633
Weyerhaeuser Co.	5,719	194,332

		4,648,019

TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	48,050	1,996,478
CenturyLink, Inc.	4,048	95,411
Level 3 Communications, Inc.*	2,220	127,028
Verizon Communications, Inc.	31,812	1,550,835

		3,769,752

UTILITIES (1.7%)
AES Corp.	5,625	62,888
Alliant Energy Corp.	1,618	64,089
Ameren Corp.	2,037	111,200
American Electric Power Co., Inc.	3,841	257,846
American Water Works Co., Inc.	1,465	113,933
CenterPoint Energy, Inc.	3,460	95,392
CMS Energy Corp.	2,147	96,057
Consolidated Edison, Inc.	2,292	177,997
Dominion Resources, Inc.	4,959	384,670
DTE Energy Co.	1,422	145,200
Duke Energy Corp.	5,467	448,349
Edison International	2,610	207,782
Entergy Corp.	1,483	112,649
Eversource Energy	2,438	143,306
Exelon Corp.	7,079	254,702
FirstEnergy Corp.	3,562	113,343
NextEra Energy, Inc.	3,665	470,476
NiSource, Inc.	2,731	64,970
NRG Energy, Inc.	2,621	49,013
PG&E Corp.	4,072	270,218
Pinnacle West Capital Corp.	959	79,961
PPL Corp.	5,182	193,755
Public Svc. Enterprise Group, Inc.	3,922	173,941
SCANA Corp.	1,174	76,721
Sempra Energy	2,016	222,768
Southern Co.	7,898	393,162
WEC Energy Group, Inc.	2,391	144,966
Xcel Energy, Inc.	4,007	178,111

		5,107,465

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $101,199,937) 52.0%		158,280,884

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	A-1+	0.69	05/25/17	2,000,000	1,997,915
U.S. Treasury Bill (1)	A-1+	0.71	06/01/17	1,000,000	998,795

					2,996,710

COMMERCIAL PAPER (1.5%)
Danaher Corp.†	A-1	0.83	04/03/17	1,650,000	1,649,924
National Rural Utilities	A-1	0.82	04/06/17	1,000,000	999,886
San Diego Gas & Electric Co.†	A-1	0.92	04/05/17	2,000,000	1,999,796

					4,649,606

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $7,646,316) 2.5%					7,646,316

TOTAL INDEXED ASSETS (Cost: $108,846,253) 54.5%					165,927,200

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.0%)
AutoZone, Inc.*	776	561,087
Bassett Furniture Industries, Inc.	10,124	272,336
Belmond Ltd.*	25,691	310,861
Bloomin’ Brands, Inc.	17,736	349,931
BorgWarner, Inc.	11,588	484,263
Bright Horizons Family Solutions, Inc.*	4,018	291,265
Cooper Tire & Rubber Co.	6,863	304,374
CST Brands, Inc.	28,947	1,392,062
Dick’s Sporting Goods, Inc.	3,687	179,409
Dillard’s, Inc. Cl A	595	31,083
Dollar Tree, Inc.*	2,637	206,899
Eros International PLC*	14,290	147,187
Five Below, Inc.*	9,356	405,208
Haverty Furniture Cos., Inc.	19,127	465,742
Houghton Mifflin Harcourt Co.*	42,799	434,410
Intrawest Resorts Hldgs., Inc.*	16,857	421,594
LCI Industries	2,592	258,682
Lear Corp.	775	109,725
Liberty Interactive Corp. Ser. A QVC Group*	12,486	249,970
Lions Gate Entertainment Corp. Cl A	19,964	530,243
Lions Gate Entertainment Corp. Cl B*	19,964	486,723
Lithia Motors, Inc. Cl A	8,447	723,485
Macy’s, Inc.	2,891	85,689
MSG Networks, Inc.*	19,774	461,723
NVR, Inc.*	129	271,788
Panera Bread Co. Cl A*	6,094	1,595,836
Playa Hotels & Resorts NV*	24,200	254,100
Ralph Lauren Corp.	5,258	429,158
Red Rock Resorts, Inc. Cl A	10,430	231,338
Scripps Networks Interactive, Inc. Cl A	3,422	268,182
Select Comfort Corp.*	38,946	965,471
Steve Madden Ltd.*	7,326	282,417
Taylor Morrison Home Corp. Cl A*	2,887	61,551
Thor Industries, Inc.	6,991	672,045
Tractor Supply Co.	5,971	411,820
Unifi, Inc.*	10,092	286,512
Wiley (John) & Sons, Inc. Cl A	3,018	162,368

		15,056,537

CONSUMER STAPLES (1.6%)
Argo Group International	1,210	82,038
Cal-Maine Foods, Inc.	7,484	275,411
Church & Dwight Co., Inc.	11,589	577,943
Constellation Brands, Inc. Cl A	2,634	426,892
Crimson Wine Group Ltd.*	38,233	382,330
Edgewell Personal Care Co.*	1,694	123,899
Energizer Hldgs., Inc.	1,694	94,441
Farmer Brothers Co.*	4,112	145,359
Ingredion, Inc.	1,868	224,963
J.M. Smucker Co.	5,106	669,294
Orchids Paper Products Co.	13,765	330,360
Vector Group Ltd.	29,381	611,125
Village Super Market, Inc. Cl A	19,593	519,215
WD-40 Co.	4,308	469,357

		4,932,627

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

ENERGY (2.2%)
Abraxas Petroleum Corp.*	45,639	92,191
Atwood Oceanics, Inc.*	14,193	135,259
Baker Hughes, Inc.	3,952	236,409
Carrizo Oil and Gas, Inc.*	5,021	143,902
Cheniere Energy, Inc.*	3,349	158,307
Concho Resources, Inc.*	1,514	194,307
Continental Resources, Inc.*	12,498	567,659
CrossAmerica Partners LP	5,967	156,216
Devon Energy Corp.	3,532	147,355
Gulfport Energy Corp.*	32,640	561,082
Hess Corp.	5,636	271,711
Matador Resources Co.*	9,812	233,427
Matrix Service Co.*	4,385	72,353
MPLX LP	3,645	131,512
Nabors Industries Ltd.	27,791	363,228
Newfield Exploration Co.*	6,412	236,667
Noble Energy, Inc.	5,726	196,631
Patterson-UTI Energy, Inc.	11,040	267,941
PBF Energy, Inc.	34,484	764,510
PDC Energy, Inc.*	3,550	221,343
Range Resources Corp.	25,015	727,937
RPC, Inc.	6,334	115,976
RSP Permian, Inc.*	3,333	138,086
Tesoro Corp.	967	78,385
Weatherford Int’l. PLC*	20,181	134,204
Williams Cos., Inc.	12,617	373,337

		6,719,935

FINANCIALS (8.3%)
Allied World Assurance Co. Hldgs. AG	5,689	302,086
American Equity Investment Life Hldg. Co.	12,666	299,298
American Financial Group, Inc.	2,774	264,695
Ameriprise Financial, Inc.	5,487	711,554
AMERISAFE, Inc.	2,263	146,869
Aspen Insurance Hldgs. Ltd.	6,122	318,650
Associated Banc-Corp.	10,766	262,690
Assurant, Inc.	1,087	103,993
BancFirst Corp.	4,515	405,899
Bank of Marin Bancorp	3,710	238,739
Bank of the Ozarks, Inc.	7,141	371,404
BankUnited, Inc.	5,183	193,378
Banner Corp.	7,413	412,459
Brookline Bancorp, Inc.	27,996	438,137
Brown & Brown, Inc.	3,710	154,781
Bryn Mawr Bank Corp.	7,979	315,171
CBOE Holdings, Inc.	1,545	125,253
Charter Financial Corp.	14,227	279,845
Columbia Banking System, Inc.	2,053	80,046
Commerce Bancshares, Inc.	5,478	307,644
Customers Bancorp, Inc.*	11,393	359,221
Dime Community Bancshares	13,122	266,377
Discover Financial Svcs.	2,742	187,525
Eagle Bancorp, Inc.*	4,516	269,605
East West Bancorp, Inc.	5,770	297,790
Easterly Acquisition Corp.*	26,084	260,840
Ellington Financial LLC	24,558	388,753
Enterprise Financial Svcs. Corp.	8,964	380,074
Everest Re Group Ltd.	2,720	635,963
FBL Financial Group, Inc. Cl A	4,025	263,436
Fifth Third Bancorp	23,655	600,837

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

First Connecticut Bancorp, Inc.	6,657	165,094
First Interstate BancSytem, Inc.	10,296	408,236
First Merchants Corp.	2,722	107,029
First Republic Bank/CA	6,252	586,500
Flushing Financial Corp.	8,877	238,525
Glacier Bancorp, Inc.	9,193	311,918
Great Southern Bancorp, Inc.	690	34,845
Hanmi Financial Corp.	6,767	208,085
Hartford Financial Svcs. Group, Inc.	13,585	653,031
Heritage Financial Corp.	10,058	248,936
Huntington Bancshares, Inc.	8,731	116,908
Investors Bancorp, Inc.	52,975	761,781
iShares Russell 2000 Value ETF	1,910	225,686
iShares Russell Mid-Cap ETF	2,365	442,681
iShares Russell Mid-Cap Value ETF	1,350	112,037
Janus Capital Group, Inc.	11,963	157,912
KeyCorp	22,146	393,756
Lincoln National Corp.	4,520	295,834
Marlin Business Svcs. Corp.	13,023	335,342
MB Financial, Inc.	5,718	244,845
Moelis & Co. Cl A	5,403	208,016
NMI Hldgs., Inc. Cl A*	31,648	360,787
Northfield Bancorp, Inc.	19,632	353,769
Pinnacle Financial Partners, Inc.	3,784	251,447
Principal Financial Grp., Inc.	4,364	275,412
PrivateBancorp, Inc.	9,046	537,061
Progressive Corp.	11,270	441,558
Prosperity Bancshares, Inc.	3,379	235,550
Raymond James Financial, Inc.	5,371	409,592
Reinsurance Grp. of America, Inc.	6,903	876,543
SEI Investments Co.	6,027	304,002
Selective Insurance Group, Inc.	8,995	424,114
Starwood Property Trust, Inc.	50,668	1,144,084
Stock Yards Bancorp, Inc.	15,818	643,002
Stonegate Bank	2,365	111,368
SunTrust Banks, Inc.	6,693	370,123
SVB Financial Group*	7,212	1,342,081
Synchrony Financial	9,981	342,348
TriCo Bancshares	5,025	178,538
UMB Financial Corp.	2,853	214,859
United Financial Bancorp, Inc.	2,972	50,554
United Insurance Hldgs., Corp.	7,250	115,638
Voya Financial, Inc.	5,886	223,433
Waterstone Financial, Inc.	4,314	78,731

		25,184,603

HEALTH CARE (4.6%)
Abiomed, Inc.*	1,797	224,984
Acadia Healthcare Co., Inc.*	37,321	1,627,196
ACADIA Pharmaceuticals, Inc.*	7,197	247,433
Acceleron Pharma, Inc.*	4,328	114,562
Acorda Therapeutics, Inc.*	1,774	37,254
Agilent Technologies, Inc.	3,452	182,507
Agios Pharmaceuticals, Inc.*	1,804	105,354
Albany Molecular Research, Inc.*	7,846	110,079
Align Technology, Inc.*	3,634	416,856
Anika Therapeutics, Inc.*	3,831	166,419
Atrion Corp.	93	43,543
Bard (C.R.), Inc.	1,723	428,234
BioMarin Pharmaceutical, Inc.*	1,443	126,667
BioSpecifics Technologies Corp.*	4,056	222,269
Boston Scientific Corp.*	18,636	463,478

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Catalent, Inc.*	4,756	134,690
Centene Corp.*	7,124	507,656
Chemed Corp.	728	132,998
CIGNA Corp.	1,081	158,356
DexCom, Inc.*	3,438	291,302
Edwards Lifesciences Corp.*	2,244	211,093
Emergent Biosolutions, Inc.*	8,699	252,619
Ensign Group, Inc.	2,037	38,296
Envision Healthcare Corp.*	3,544	217,318
Exact Sciences Corp.*	7,446	175,875
Hill-Rom Hldgs., Inc.	1,910	134,846
Horizon Pharma PLC*	4,469	66,052
Humana, Inc.	1,792	369,403
Insulet Corp.*	3,391	146,118
Intersect ENT, Inc.*	7,847	134,576
Intuitive Surgical, Inc.*	258	197,749
Karyopharm Therapeutics, Inc.*	11,468	147,249
Kindred Healthcare, Inc.	9,754	81,446
Kite Pharma, Inc.*	2,827	221,891
Medicines Co.*	4,354	212,911
Mettler-Toledo Int’l., Inc.*	665	318,475
Neogen Corp.*	3,297	216,118
Neurocrine Biosciences, Inc.*	5,790	250,708
Nevro Corp.*	1,744	163,413
NuVasive, Inc.*	3,668	273,926
Omeros Corp.*	7,993	120,854
Omnicell, Inc.*	10,553	428,979
OSI Pharmaceuticals, Inc. - rights*	1,570	16
Pacific Biosciences of CA, Inc.*	27,244	140,851
Pacira Pharmaceuticals, Inc.*	4,387	200,047
Penumbra, Inc.*	1,653	137,943
Prestige Brands Hldgs., Inc.*	2,781	154,512
Prothena Corp. PLC*	2,727	152,139
Radius Health, Inc.*	2,528	97,707
Repligen Corp.*	3,354	118,061
Supernus Pharmaceuticals, Inc.*	29,766	931,676
TESARO, Inc.*	2,093	322,050
Ultragenyx Pharmaceutical, Inc.*	2,703	183,209
United Therapeutics Corp.*	729	98,692
WellCare Health Plans, Inc.*	2,158	302,573
Wright Medical Group NV*	13,079	407,018
Zimmer Biomet Hldgs., Inc.	2,227	271,939
Zoetis, Inc.	5,331	284,515

		13,924,700

INDUSTRIALS (6.5%)
Alaska Air Group, Inc.	11,998	1,106,456
Altra Industrial Motion Corp.	6,755	263,107
AMERCO	593	226,046
Astronics Corp.*	25,138	797,628
AZZ, Inc.	15,379	915,051
BMC Stock Hldgs., Inc.*	16,819	380,109
Carlisle Cos., Inc.	5,757	612,603
CECO Environmental Corp.	10,180	106,992
Covenant Transportation Group Cl A*	28,236	530,837
Deluxe Corp.	7,090	511,686
Dover Corp.	4,408	354,183
EMCOR Group, Inc.	1,790	112,681
Encore Wire Corp.	7,793	358,478
EnPro Industries, Inc.	8,232	585,789
Equifax, Inc.	3,501	478,727
Flowserve Corp.	5,066	245,296

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Fortune Brands Home & Security, Inc.	5,490	334,067
Generac Hldgs., Inc.*	4,530	168,878
Granite Construction, Inc.	12,552	629,985
Healthcare Svcs. Group, Inc.	10,791	464,984
Hyster-Yale Materials Handling, Inc. Cl A	3,120	175,937
IHS Markit Ltd.*	2,916	122,326
John Bean Technologies Corp.	1,630	143,359
Johnson Controls Int’l. PLC	4,973	209,463
Kansas City Southern	1,643	140,904
Kirby Corp.*	7,906	557,769
L-3 Communications Corp.	5,392	891,244
Lincoln Electric Hldgs., Inc.	3,887	337,625
LSC Communications, Inc.	6,453	162,357
Miller Industries, Inc.	20,739	546,473
Mueller Industries, Inc.	28,170	964,259
Mueller Water Products, Inc. Cl A	30,058	355,286
NCI Building Systems, Inc.*	10,397	178,309
Old Dominion Freight Line, Inc.	7,511	642,716
Orbital ATK, Inc.	8,309	814,282
Oshkosh Corp.	1,834	125,794
Pitney Bowes, Inc.	10,342	135,584
Quanex Building Products Corp.	7,138	144,545
Rockwell Automation, Inc.	3,446	536,577
Rockwell Collins, Inc.	3,577	347,541
Roper Technologies, Inc.	945	195,133
Smith (A.O.) Corp.	3,708	189,701
Stanley Black & Decker, Inc.	2,240	297,629
Sun Hydraulics Corp.	9,496	342,901
Teledyne Technologies, Inc.*	2,888	365,216
Trex Co., Inc.*	3,721	258,200
Tutor Perini Corp.*	2,960	94,128
United Rentals, Inc.*	2,675	334,509
Universal Forest Products, Inc.	2,460	242,408
VSE Corp.	7,009	285,967
Wabtec Corp.	3,889	303,342

		19,625,067

INFORMATION TECHNOLOGY (7.3%)
Acacia Communications, Inc.*	2,882	168,943
Advanced Micro Devices, Inc.*	21,270	309,479
Aerohive Networks, Inc.*	44,420	187,008
Akamai Technologies, Inc.*	4,688	279,874
Ambarella, Inc.*	7,168	392,161
Amphenol Corp. Cl A	5,774	410,936
Analog Devices, Inc.	4,272	350,091
Anixter International, Inc.*	1,459	115,699
ARRIS International PLC*	23,749	628,161
Aspen Technology, Inc.*	2,132	125,617
Avnet, Inc.	9,121	417,377
Belden, Inc.	1,830	126,618
Broadcom Ltd.	2,090	457,626
CA, Inc.	5,206	165,134
CalAmp Corp.*	15,568	261,387
Callidus Software, Inc.*	14,502	309,618
Cavium, Inc.*	7,558	541,606
Cirrus Logic, Inc.*	1,518	92,127
Coherent, Inc.*	570	117,215
CommVault Systems, Inc.*	1,740	88,392
Computer Sciences Corp.	7,428	512,607
Comtech Telecommunications Corp.	12,981	191,340
Conduent, Inc.*	1,451	24,348
Cornerstone OnDemand, Inc.*	3,910	152,060

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Cypress Semiconductor Corp.	23,567	324,281
EPAM Systems, Inc.*	3,479	262,734
Euronet Worldwide, Inc.*	4,327	370,046
Everspin Technologies, Inc.*	20,278	169,929
F5 Networks, Inc.*	408	58,169
Fair Isaac Corp.	1,567	202,065
FARO Technologies, Inc.*	4,364	156,013
Fidelity Nat’l. Information Svcs., Inc.	7,985	635,765
Genpact Ltd.	11,021	272,880
Global Payments, Inc.	4,649	375,081
Globant S.A.*	6,024	219,274
Guidewire Software, Inc.*	3,318	186,903
Harris Corp.	2,046	227,658
II-VI, Inc.*	359	12,942
Integrated Device Technology, Inc.*	6,938	164,222
j2 Global, Inc.	2,406	201,887
Littelfuse, Inc.	663	106,020
LogMeIn, Inc.	10,191	993,623
Lumentum Hldgs., Inc.*	3,814	203,477
Match Group, Inc.*	4,851	79,217
MAXIMUS, Inc.	2,412	150,026
MaxLinear, Inc. Cl A*	16,234	455,364
Microchip Technology, Inc.	4,007	295,636
Microsemi Corp.*	4,256	219,312
MKS Instruments, Inc.	5,243	360,456
Monolithic Power Systems, Inc.	4,120	379,452
New Relic, Inc.*	8,639	320,248
NVIDIA Corp.	3,265	355,656
NXP Semiconductors NV*	3,131	324,059
Oclaro, Inc.*	4,325	42,472
Palo Alto Networks, Inc.*	1,682	189,528
Paycom Software, Inc.*	4,197	241,369
Perficient, Inc.*	9,050	157,108
Plexus Corp.*	3,276	189,353
Proofpoint, Inc.*	10,097	750,813
PTC, Inc.*	6,252	328,543
Rapid7, Inc.*	8,972	134,401
Red Hat, Inc.*	3,661	316,677
Richardson Electronics Ltd.	43,077	259,324
RingCentral, Inc. Cl A*	1,676	47,431
Rogers Corp.*	2,027	174,058
Science Applications Int’l. Corp.	2,605	193,812
Sequans Communications S.A. ADR*	141,221	388,358
Skyworks Solutions, Inc.	3,710	363,506
Splunk, Inc.*	4,729	294,569
Stamps.com, Inc.*	4,990	590,567
Symantec Corp.	3,820	117,198
SYNNEX Corp.	2,460	275,372
Synopsys, Inc.*	1,669	120,385
Take-Two Interactive Software, Inc.*	3,869	229,316
Universal Display Corp.	1,590	136,899
Vantiv, Inc. Cl A*	4,188	268,535
ViaSat, Inc.*	6,987	445,911
Virtusa Corp.*	12,094	365,481
Western Digital Corp.	1,527	126,023
Workday, Inc.*	1,362	113,427
Xerox Corp.	7,255	53,252
Xilinx, Inc.	3,421	198,042
Xura, Inc.*	11,415	285,375
Zendisk, Inc.*	16,646	466,754

		22,371,678

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

MATERIALS (2.5%)
Ashland Global Holdings, Inc.	2,630	325,620
Axalta Coating Systems Ltd.*	14,161	455,984
Berry Global Group, Inc.*	5,542	269,175
Boise Cascade Co.*	8,680	231,756
Cliffs Natural Resources, Inc.*	9,710	79,719
Crown Hldgs., Inc.*	13,037	690,310
Eastman Chemical Co.	4,303	347,682
Ferro Corp.*	36,575	555,574
Ferroglobe PLC	15,209	157,109
Freeport-McMoRan Copper & Gold, Inc.*	10,564	141,135
Huntsman Corp.	10,701	262,603
International Paper Co.	4,559	231,506
Kaiser Aluminum Corp.	4,515	360,749
Kraton Corporation Inc.*	10,903	337,121
LSB Industries, Inc.*	5,577	52,312
Nucor Corp.	2,140	127,801
Orion Engineered Carbons S.A.	10,390	212,995
Packaging Corp. of America	7,413	679,179
PolyOne Corp.	2,873	97,941
Steel Dynamics, Inc.	18,365	638,368
The Chemours Co.	2,700	103,950
TimkenSteel Corp.*	10,284	194,470
U.S. Concrete, Inc.*	4,560	294,348
Vulcan Materials Co.	3,152	379,753
Westlake Chemical Corp.	3,345	220,937

		7,448,097

REAL ESTATE (3.9%)
Alexander’s, Inc.	646	278,982
Apartment Investment & Management Co. Cl A	3,528	156,467
Apple Hospitality REIT, Inc.	4,565	87,192
AvalonBay Communities, Inc.	1,140	209,304
Boston Properties, Inc.	1,385	183,388
Brandywine Realty Trust	9,951	161,505
Camden Property Trust	3,851	309,851
Chatham Lodging Trust	11,907	235,163
Chesapeake Lodging Trust	11,002	263,608
Colony NorthStar, Inc. Cl A	29,053	375,074
Cousins Properties, Inc.	16,688	138,010
CubeSmart	9,477	246,023
DDR Corp.	8,307	104,087
Duke Realty Corp.	32,536	854,721
Easterly Government Pptys.	33,213	657,285
Equity Lifestyle Properties, Inc.	910	70,125
Essex Property Trust, Inc.	1,202	278,299
Extra Space Storage, Inc.	2,564	190,736
FelCor Lodging Trust, Inc.	36,612	274,956
Forest City Realty Trust, Inc. Cl A	24,110	525,116
GGP, Inc.	6,469	149,951
Highwoods Properties, Inc.	6,831	335,607
Host Hotels & Resorts, Inc.	18,911	352,880
Kilroy Realty Corp.	10,274	740,550
Lamar Advertising Co. Cl A	1,985	148,359
Life Storage, Inc.	1,663	136,566
New York REIT, Inc.	12,900	125,001
Pennsylvania REIT	12,145	183,875
ProLogis, Inc.	5,397	279,996
QTS Realty Trust, Inc.	6,913	337,009
Regency Centers Corp.	6,322	419,717
Retail Opportunity Investments Corp.	10,670	224,390
RLJ Lodging Trust	1,953	45,915

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

SBA Communications Corp. Cl A*	3,349	403,119
Sun Communities, Inc.	3,945	316,902
Terreno Realty Corp.	23,186	649,208
The GEO Group, Inc.	8,550	396,464
Urstadt Biddle Pptys., Inc. Cl A	6,697	137,690
Vornado Realty Trust	2,794	280,266
Welltower, Inc.	7,312	517,835
Weyerhaeuser Co.	3,385	115,022

		11,896,214

TELECOMMUNICATION SERVICES (0.3%)
ORBCOMM, Inc.*	57,273	546,957
Shenandoah Telecommunications Co.	15,323	429,811

		976,768

UTILITIES (2.3%)
Ameren Corp.	4,057	221,472
Avista Corp.	6,940	271,007
Chesapeake Utilities Corp.	6,059	419,283
Consolidated Edison, Inc.	3,145	244,241
Edison International	6,542	520,809
Entergy Corp.	2,505	190,280
Eversource Energy	9,331	548,476
FirstEnergy Corp.	5,416	172,337
Great Plains Energy, Inc.	7,821	228,530
Idacorp, Inc.	3,200	265,472
NiSource, Inc.	15,678	372,980
Northwest Natural Gas Co.	9,170	541,947
NorthWestern Corp.	3,859	226,523
PNM Resources, Inc.	6,748	249,676
Portland General Electric Co.	5,342	237,292
PPL Corp.	6,352	237,501
Public Svc. Enterprise Group, Inc.	5,772	255,988
Sempra Energy	7,030	776,815
UGI Corp.	14,588	720,647
Westar Energy, Inc.	2,709	147,017

		6,848,293

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $114,831,707) 44.5%		134,984,519

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.1%)
Mueller Industries, Inc.	NR	6.00	03/01/27	140,000	138,951

TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $140,000) 0.1%					138,951

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.7%)
Danaher Corp.†	A-1	0.83	04/03/17	800,000	799,963
Danaher Corp.†	A-1	0.83	04/03/17	600,000	599,972
Danaher Corp.†	A-1	0.83	04/03/17	400,000	399,982
Danaher Corp.†	A-1	0.83	04/03/17	400,000	399,982

					2,199,899

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $2,199,899) 0.7%					2,199,899

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
WARRANTS:
CONSUMER DISCRETIONARY (0.0%) (2)
Playa Hotels & Resorts NV - expiring 03/10/2022*	24,200	18,513

FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*	13,042	4,565

TOTAL ACTIVE ASSETS - WARRANTS (Cost: $15,065) 0.0% (2)		23,078

TOTAL ACTIVE ASSETS (Cost: $117,186,671) 45.3%		137,346,447

TOTAL INVESTMENTS (Cost: $226,032,924) 99.8%		303,273,647

OTHER NET ASSETS 0.2%		528,325

NET ASSETS 100.0%		$303,801,972

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.6%)
Bassett Furniture Industries, Inc.	131,138	3,527,612
Belmond Ltd.*	116,419	1,408,670
CST Brands, Inc.	90,217	4,338,536
Eros International PLC*	185,851	1,914,265
Houghton Mifflin Harcourt Co.*	502,623	5,101,623
Intrawest Resorts Hldgs., Inc.*	111,722	2,794,167
MSG Networks, Inc.*	127,177	2,969,583
Playa Hotels & Resorts NV*	273,830	2,875,215
Red Rock Resorts, Inc. Cl A	50,640	1,123,195
Select Comfort Corp.*	235,124	5,828,724
Unifi, Inc.*	125,675	3,567,913

		35,449,503

CONSUMER STAPLES (2.5%)
Crimson Wine Group Ltd.*	476,811	4,768,110
Farmer Brothers Co.*	53,035	1,874,787
Orchids Paper Products Co.	79,106	1,898,544
Vector Group Ltd.	157,533	3,276,686

		11,818,127

ENERGY (5.2%)
Abraxas Petroleum Corp.*	583,968	1,179,615
Atwood Oceanics, Inc.*	181,585	1,730,505
Carrizo Oil and Gas, Inc.*	62,517	1,791,737
CrossAmerica Partners LP	76,452	2,001,513
Gulfport Energy Corp.*	104,921	1,803,592
Matrix Service Co.*	56,196	927,234
Nabors Industries Ltd.	159,126	2,079,777
PBF Energy, Inc.	281,879	6,249,257
PDC Energy, Inc.*	44,299	2,762,043
Range Resources Corp.	68,542	1,994,572
RSP Permian, Inc.*	43,387	1,797,523

		24,317,368

FINANCIALS (32.9%)
Allied World Assurance Co. Hldgs. AG	72,807	3,866,052
American Equity Investment Life Hldg. Co.	158,921	3,755,303
Aspen Insurance Hldgs. Ltd.	79,149	4,119,705
BancFirst Corp.	58,298	5,240,990
Bank of Marin Bancorp	47,018	3,025,608
Banner Corp.	95,264	5,300,489
Brookline Bancorp, Inc.	374,530	5,861,395
Bryn Mawr Bank Corp.	105,050	4,149,475
Charter Financial Corp.	182,142	3,582,733
Columbia Banking System, Inc.	25,915	1,010,426
Customers Bancorp, Inc.*	141,303	4,455,284
Dime Community Bancshares	163,876	3,326,683
Eagle Bancorp, Inc.*	58,402	3,486,599
Easterly Acquisition Corp.*	293,383	2,933,830
Ellington Financial LLC	310,321	4,912,381
Enterprise Financial Svcs. Corp.	111,896	4,744,390
First Connecticut Bancorp, Inc.	84,433	2,093,938
First Interstate BancSytem, Inc.	131,988	5,233,324
Flushing Financial Corp.	113,686	3,054,743
Glacier Bancorp, Inc.	115,222	3,909,482
Great Southern Bancorp, Inc.	9,010	455,005
Hanmi Financial Corp.	87,786	2,699,420
Investors Bancorp, Inc.	331,616	4,768,638
iShares Russell 2000 Value ETF	60,870	7,192,399
Janus Capital Group, Inc.	150,157	1,982,072
Marlin Business Svcs. Corp.	166,824	4,295,718

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

MB Financial, Inc.	67,951	2,909,662
NMI Hldgs., Inc. Cl A*	408,450	4,656,330
Northfield Bancorp, Inc.	244,977	4,414,486
PrivateBancorp, Inc.	110,602	6,566,441
Prosperity Bancshares, Inc.	40,965	2,855,670
Selective Insurance Group, Inc.	115,135	5,428,615
Stock Yards Bancorp, Inc.	204,975	8,332,234
Stonegate Bank	29,541	1,391,086
SVB Financial Group*	58,666	10,917,156
TriCo Bancshares	62,751	2,229,543
UMB Financial Corp.	32,918	2,479,055
United Financial Bancorp, Inc.	38,589	656,399
Waterstone Financial, Inc.	49,432	902,134

		153,194,893

HEALTH CARE (4.0%)
Acadia Healthcare Co., Inc.*	21,940	956,584
Albany Molecular Research, Inc.*	100,069	1,403,968
Emergent Biosolutions, Inc.*	34,013	987,738
Ensign Group, Inc.	26,182	492,222
Envision Healthcare Corp.*	44,487	2,727,943
Kindred Healthcare, Inc.	125,345	1,046,631
Pacific Biosciences of CA, Inc.*	348,687	1,802,712
Supernus Pharmaceuticals, Inc.*	205,788	6,441,164
Wright Medical Group NV*	80,187	2,495,419

		18,354,381

INDUSTRIALS (14.7%)
Alaska Air Group, Inc.	40,240	3,710,933
Astronics Corp.*	67,567	2,143,901
AZZ, Inc.	116,120	6,909,140
BMC Stock Hldgs., Inc.*	132,377	2,991,720
CECO Environmental Corp.	131,470	1,381,750
Covenant Transportation Group Cl A*	129,226	2,429,449
Deluxe Corp.	57,509	4,150,425
EMCOR Group, Inc.	23,200	1,460,440
Encore Wire Corp.	96,894	4,457,124
Hyster-Yale Materials Handling, Inc. Cl A	40,300	2,272,517
Kirby Corp.*	52,452	3,700,489
LSC Communications, Inc.	83,388	2,098,042
Miller Industries, Inc.	260,428	6,862,278
Mueller Industries, Inc.	331,066	11,332,385
Orbital ATK, Inc.	61,962	6,072,276
Tutor Perini Corp.*	38,480	1,223,664
Universal Forest Products, Inc.	15,755	1,552,498
VSE Corp.	89,725	3,660,780

		68,409,811

INFORMATION TECHNOLOGY (10.9%)
Advanced Micro Devices, Inc.*	145,410	2,115,716
Aerohive Networks, Inc.*	256,534	1,080,008
Ambarella, Inc.*	28,023	1,533,138
Anixter International, Inc.*	18,139	1,438,423
CalAmp Corp.*	55,330	928,991
Cavium, Inc.*	24,368	1,746,211
CommVault Systems, Inc.*	22,720	1,154,176
Comtech Telecommunications Corp.	161,666	2,382,957
Cypress Semiconductor Corp.	58,150	800,144
Everspin Technologies, Inc.*	83,755	701,867
LogMeIn, Inc.	27,939	2,724,053
MaxLinear, Inc. Cl A*	94,059	2,638,355
MKS Instruments, Inc.	65,107	4,476,106
Perficient, Inc.*	65,290	1,133,434
Plexus Corp.*	39,298	2,271,424

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Proofpoint, Inc.*	54,213	4,031,279
Richardson Electronics Ltd.	533,438	3,211,297
Rogers Corp.*	26,256	2,254,603
Sequans Communications S.A. ADR*	904,166	2,486,457
Stamps.com, Inc.*	26,625	3,151,069
SYNNEX Corp.	30,673	3,433,536
Virtusa Corp.*	59,213	1,789,417
Xura, Inc.*	128,245	3,206,125

		50,688,786

MATERIALS (3.7%)
Boise Cascade Co.*	110,970	2,962,899
Cliffs Natural Resources, Inc.*	125,420	1,029,698
Ferro Corp.*	76,426	1,160,911
Kaiser Aluminum Corp.	58,145	4,645,786
Kraton Corporation Inc.*	140,706	4,350,630
LSB Industries, Inc.*	71,361	669,366
TimkenSteel Corp.*	132,578	2,507,050

		17,326,340

REAL ESTATE (10.2%)
Alexander’s, Inc.	5,053	2,182,189
Chatham Lodging Trust	142,287	2,810,168
Chesapeake Lodging Trust	138,787	3,325,337
Colony NorthStar, Inc. Cl A	361,668	4,669,134
Cousins Properties, Inc.	207,220	1,713,709
Easterly Government Pptys.	202,273	4,002,983
FelCor Lodging Trust, Inc.	475,082	3,567,866
Forest City Realty Trust, Inc. Cl A	277,128	6,035,848
Highwoods Properties, Inc.	87,286	4,288,361
Life Storage, Inc.	21,674	1,779,869
New York REIT, Inc.	167,140	1,619,587
Pennsylvania REIT	156,667	2,371,938
Terreno Realty Corp.	105,264	2,947,392
The GEO Group, Inc.	93,534	4,337,172
Urstadt Biddle Pptys., Inc. Cl A	83,254	1,711,702

		47,363,255

TELECOMMUNICATION SERVICES (1.1%)
ORBCOMM, Inc.*	339,801	3,245,100
Shenandoah Telecommunications Co.	70,364	1,973,710

		5,218,810

UTILITIES (3.9%)
Avista Corp.	87,482	3,416,172
Idacorp, Inc.	40,440	3,354,902
Northwest Natural Gas Co.	38,511	2,276,000
NorthWestern Corp.	46,978	2,757,609
PNM Resources, Inc.	84,539	3,127,943
Portland General Electric Co.	67,487	2,997,773

		17,930,399

TOTAL COMMON STOCKS (Cost: $341,085,559) 96.7%		450,071,673

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.4%)
Mueller Industries, Inc.	NR	6.00	03/01/27	1,655,000	1,642,587

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,655,000) 0.4%					1,642,587

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill	A-1+	0.50	04/27/17	6,000,000	5,997,854

COMMERCIAL PAPER (1.5%)
Danaher Corp.†	A-1	0.83	04/03/17	1,900,000	1,899,912
National Rural Utilities	A-1	0.82	04/06/17	2,000,000	1,999,772
San Diego Gas & Electric Co.†	A-1	0.92	04/05/17	3,000,000	2,999,693

					6,899,377

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,897,231) 2.7%					12,897,231

	Shares	Value
WARRANTS:
CONSUMER DISCRETIONARY (0.1%)
Playa Hotels & Resorts NV - expiring 03/10/2022*	273,830	209,480

FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*	146,691	51,342

TOTAL WARRANTS (Cost: $169,934) 0.1%		260,822

TOTAL INVESTMENTS (Cost: $355,807,724) 99.9%		464,872,313

OTHER NET ASSETS 0.1%		231,362

NET ASSETS 100.0%		$465,103,675

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.9%)
Belmond Ltd.*	191,371	2,315,589
Bloomin’ Brands, Inc.	221,518	4,370,550
Bright Horizons Family Solutions, Inc.*	51,064	3,701,629
Cooper Tire & Rubber Co.	86,127	3,819,732
CST Brands, Inc.	109,613	5,271,289
Five Below, Inc.*	117,388	5,084,074
Haverty Furniture Cos., Inc.	240,462	5,855,250
Intrawest Resorts Hldgs., Inc.*	98,437	2,461,909
LCI Industries	33,223	3,315,655
Lions Gate Entertainment Corp. Cl A	110,555	2,936,341
Lions Gate Entertainment Corp. Cl B*	110,555	2,695,331
Lithia Motors, Inc. Cl A	48,238	4,131,585
MSG Networks, Inc.*	66,472	1,552,121
Panera Bread Co. Cl A*	15,775	4,130,999
Red Rock Resorts, Inc. Cl A	82,675	1,833,732
Select Comfort Corp.*	263,493	6,531,991
Steve Madden Ltd.*	92,325	3,559,129
Thor Industries, Inc.	41,942	4,031,884

		67,598,790

CONSUMER STAPLES (3.6%)
Argo Group International	15,310	1,038,018
Cal-Maine Foods, Inc.	42,964	1,581,075
Orchids Paper Products Co.	97,265	2,334,360
Vector Group Ltd.	136,877	2,847,042
Village Super Market, Inc. Cl A	105,089	2,784,859
WD-40 Co.	54,426	5,929,713

		16,515,067

ENERGY (1.4%)
Gulfport Energy Corp.*	121,957	2,096,441
Matador Resources Co.*	123,442	2,936,685
RPC, Inc.	80,394	1,472,014

		6,505,140

FINANCIALS (6.7%)
AMERISAFE, Inc.	28,729	1,864,512
Bank of the Ozarks, Inc.	57,269	2,978,561
FBL Financial Group, Inc. Cl A	50,815	3,325,842
First Merchants Corp.	31,589	1,242,079
Heritage Financial Corp.	128,124	3,171,069
Investors Bancorp, Inc.	327,132	4,704,158
iShares Russell 2000 Growth ETF	14,607	2,361,368
Moelis & Co. Cl A	68,746	2,646,721
Pinnacle Financial Partners, Inc.	48,037	3,192,059
Starwood Property Trust, Inc.	142,655	3,221,150
United Insurance Hldgs., Corp.	92,208	1,470,718

		30,178,237

HEALTH CARE (20.1%)
Abiomed, Inc.*	23,016	2,881,603
Acadia Healthcare Co., Inc.*	185,710	8,096,954
ACADIA Pharmaceuticals, Inc.*	68,456	2,353,517
Acceleron Pharma, Inc.*	54,958	1,454,738
Acorda Therapeutics, Inc.*	22,825	479,325
Agios Pharmaceuticals, Inc.*	22,877	1,336,017
Anika Therapeutics, Inc.*	47,177	2,049,369
Atrion Corp.	1,171	548,262
BioSpecifics Technologies Corp.*	49,720	2,724,656
Catalent, Inc.*	59,749	1,692,092
Chemed Corp.	9,308	1,700,479
DexCom, Inc.*	24,591	2,083,595

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Emergent Biosolutions, Inc.*	75,648	2,196,818
Exact Sciences Corp.*	94,529	2,232,775
Horizon Pharma PLC*	56,798	839,474
Insulet Corp.*	43,519	1,875,234
Intersect ENT, Inc.*	98,535	1,689,875
Karyopharm Therapeutics, Inc.*	145,682	1,870,557
Kite Pharma, Inc.*	35,936	2,820,617
Medicines Co.*	55,322	2,705,246
Neogen Corp.*	42,528	2,787,710
Neurocrine Biosciences, Inc.*	63,022	2,728,853
Nevro Corp.*	22,153	2,075,736
NuVasive, Inc.*	46,514	3,473,666
Omeros Corp.*	102,280	1,546,474
Omnicell, Inc.*	134,060	5,449,539
Pacira Pharmaceuticals, Inc.*	55,808	2,544,845
Penumbra, Inc.*	21,042	1,755,955
Prestige Brands Hldgs., Inc.*	35,268	1,959,490
Prothena Corp. PLC*	34,768	1,939,707
Radius Health, Inc.*	32,153	1,242,713
Repligen Corp.*	42,900	1,510,080
Supernus Pharmaceuticals, Inc.*	175,871	5,504,762
TESARO, Inc.*	26,707	4,109,406
Ultragenyx Pharmaceutical, Inc.*	34,341	2,327,633
WellCare Health Plans, Inc.*	26,997	3,785,249
Wright Medical Group NV*	85,234	2,652,482

		91,025,503

INDUSTRIALS (14.6%)
Altra Industrial Motion Corp.	85,880	3,345,026
Astronics Corp.*	252,548	8,013,348
AZZ, Inc.	54,203	3,225,079
BMC Stock Hldgs., Inc.*	84,543	1,910,672
Covenant Transportation Group Cl A*	225,199	4,233,741
Deluxe Corp.	31,393	2,265,633
EnPro Industries, Inc.	104,614	7,444,332
Generac Hldgs., Inc.*	57,413	2,140,357
Granite Construction, Inc.	71,631	3,595,160
Healthcare Svcs. Group, Inc.	138,301	5,959,390
John Bean Technologies Corp.	20,548	1,807,197
Mueller Water Products, Inc. Cl A	369,668	4,369,476
NCI Building Systems, Inc.*	132,295	2,268,859
Quanex Building Products Corp.	84,696	1,715,094
Sun Hydraulics Corp.	120,363	4,346,308
Teledyne Technologies, Inc.*	36,938	4,671,179
Trex Co., Inc.*	46,255	3,209,634
Universal Forest Products, Inc.	15,323	1,509,928

		66,030,413

INFORMATION TECHNOLOGY (24.5%)
Acacia Communications, Inc.*	35,377	2,073,800
Advanced Micro Devices, Inc.*	129,090	1,878,260
Aerohive Networks, Inc.*	302,991	1,275,592
Ambarella, Inc.*	63,352	3,465,988
ARRIS International PLC*	91,148	2,410,865
Aspen Technology, Inc.*	27,374	1,612,876
Belden, Inc.	22,919	1,585,766
CalAmp Corp.*	143,314	2,406,242
Callidus Software, Inc.*	184,228	3,933,268
Cavium, Inc.*	57,153	4,095,584
Cirrus Logic, Inc.*	19,289	1,170,649
Coherent, Inc.*	7,270	1,495,003
Cornerstone OnDemand, Inc.*	49,694	1,932,600
Cypress Semiconductor Corp.	92,284	1,269,828

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

EPAM Systems, Inc.*	44,503	3,360,867
Euronet Worldwide, Inc.*	32,019	2,738,265
Everspin Technologies, Inc.*	175,429	1,470,095
Fair Isaac Corp.	19,870	2,562,237
FARO Technologies, Inc.*	55,402	1,980,622
Globant S.A.*	76,648	2,789,987
II-VI, Inc.*	4,558	164,316
Integrated Device Technology, Inc.*	88,453	2,093,683
j2 Global, Inc.	30,688	2,575,030
Littelfuse, Inc.	8,480	1,356,037
LogMeIn, Inc.	70,456	6,869,460
Lumentum Hldgs., Inc.*	50,959	2,718,663
MAXIMUS, Inc.	30,677	1,908,109
MaxLinear, Inc. Cl A*	114,604	3,214,642
Microsemi Corp.*	53,362	2,749,744
Monolithic Power Systems, Inc.	51,750	4,766,175
New Relic, Inc.*	110,991	4,114,436
Oclaro, Inc.*	54,980	539,904
Paycom Software, Inc.*	52,968	3,046,190
Perficient, Inc.*	51,328	891,054
Proofpoint, Inc.*	73,288	5,449,696
Rapid7, Inc.*	113,098	1,694,208
RingCentral, Inc. Cl A*	21,281	602,252
Science Applications Int’l. Corp.	33,114	2,463,682
Sequans Communications S.A. ADR*	861,023	2,367,813
Stamps.com, Inc.*	20,940	2,478,249
Take-Two Interactive Software, Inc.*	48,498	2,874,476
Universal Display Corp.	20,134	1,733,537
ViaSat, Inc.*	39,909	2,546,992
Virtusa Corp.*	87,998	2,659,300
Zendisk, Inc.*	137,805	3,864,052

		111,250,094

MATERIALS (4.5%)
Berry Global Group, Inc.*	70,079	3,403,737
Ferro Corp.*	386,697	5,873,927
Ferroglobe PLC	194,704	2,011,292
Orion Engineered Carbons S.A.	132,158	2,709,239
PolyOne Corp.	37,187	1,267,705
The Chemours Co.	34,285	1,319,973
U.S. Concrete, Inc.*	57,977	3,742,415

		20,328,288

REAL ESTATE (3.9%)
CubeSmart	119,892	3,112,396
Easterly Government Pptys.	213,474	4,224,650
QTS Realty Trust, Inc.	86,017	4,193,329
Retail Opportunity Investments Corp.	135,460	2,848,724
Terreno Realty Corp.	123,091	3,446,548

		17,825,647

TELECOMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	392,609	3,749,416
Shenandoah Telecommunications Co.	123,410	3,461,651

		7,211,067

UTILITIES (2.2%)
Chesapeake Utilities Corp.	75,281	5,209,445
Northwest Natural Gas Co.	77,314	4,569,257

		9,778,702

TOTAL COMMON STOCKS (Cost: $375,861,646) 98.0%		444,246,948

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill	A-1+	0.50	04/27/17	2,000,000	1,999,277
U.S. Treasury Bill	A-1+	0.74	04/27/17	2,000,000	1,998,931

					3,998,208

U.S. GOVERNMENT AGENCIES (0.9%)
FHLB	A-1+	0.30	04/03/17	4,200,000	4,199,930

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,198,138) 1.8%					8,198,138

TOTAL INVESTMENTS (Cost: $384,059,784) 99.8%					452,445,086

OTHER NET ASSETS 0.2%					954,052

NET ASSETS 100.0%					$453,399,138

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (3.8%)
CST Brands, Inc.	21,146	1,016,911
Dillard’s, Inc. Cl A	2,672	139,585
Liberty Interactive Corp. Ser. A QVC Group*	17,450	349,349
Macy’s, Inc.	13,482	399,606
MSG Networks, Inc.*	21,903	511,435
Ralph Lauren Corp.	5,037	411,120
Taylor Morrison Home Corp. Cl A*	12,722	271,233
Wiley (John) & Sons, Inc. Cl A	14,076	757,289

		3,856,528

CONSUMER STAPLES (2.9%)
Constellation Brands, Inc. Cl A	1,719	278,598
Edgewell Personal Care Co.*	7,604	556,157
Energizer Hldgs., Inc.	7,902	440,537
Ingredion, Inc.	8,421	1,014,141
Vector Group Ltd.	29,991	623,813

		2,913,246

ENERGY (9.7%)
Baker Hughes, Inc.	18,432	1,102,602
Cheniere Energy, Inc.*	15,507	733,016
Continental Resources, Inc.*	19,917	904,630
Hess Corp.	14,968	721,607
MPLX LP	16,998	613,288
Nabors Industries Ltd.	69,463	907,881
Noble Energy, Inc.	26,701	916,912
PBF Energy, Inc.	54,263	1,203,011
Range Resources Corp.	34,765	1,011,662
Tesoro Corp.	4,420	358,285
Weatherford Int’l. PLC*	94,858	630,806
Williams Cos., Inc.	25,751	761,972

		9,865,672

FINANCIALS (21.2%)
American Financial Group, Inc.	12,849	1,226,052
Ameriprise Financial, Inc.	17,182	2,228,157
Associated Banc-Corp.	50,204	1,224,978
Assurant, Inc.	5,073	485,334
BankUnited, Inc.	23,723	885,105
Discover Financial Svcs.	12,401	848,104
Everest Re Group Ltd.	6,216	1,453,363
Fifth Third Bancorp	55,546	1,410,868
Hartford Financial Svcs. Group, Inc.	21,415	1,029,419
Huntington Bancshares, Inc.	40,713	545,147
KeyCorp	103,272	1,836,176
Lincoln National Corp.	21,079	1,379,621
Progressive Corp.	23,743	930,251
Reinsurance Grp. of America, Inc.	12,382	1,572,266
Starwood Property Trust, Inc.	34,048	768,804
SVB Financial Group*	11,639	2,165,901
Synchrony Financial	15,793	541,700
Voya Financial, Inc.	27,446	1,041,850

		21,573,096

HEALTH CARE (5.8%)
Acadia Healthcare Co., Inc.*	13,583	592,219
Agilent Technologies, Inc.	16,100	851,207
Boston Scientific Corp.*	46,000	1,144,020
Centene Corp.*	7,027	500,744
CIGNA Corp.	4,765	698,025
Hill-Rom Hldgs., Inc.	8,790	620,574
Humana, Inc.	3,554	732,622
Zimmer Biomet Hldgs., Inc.	6,613	807,513

		5,946,924

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

INDUSTRIALS (13.8%)
Alaska Air Group, Inc.	21,680	1,999,330
AZZ, Inc.	9,016	536,452
Carlisle Cos., Inc.	11,438	1,217,118
Kirby Corp.*	17,344	1,223,619
L-3 Communications Corp.	11,257	1,860,670
Mueller Industries, Inc.	8,760	299,855
Old Dominion Freight Line, Inc.	13,893	1,188,824
Orbital ATK, Inc.	15,847	1,553,006
Oshkosh Corp.	8,391	575,539
Pitney Bowes, Inc.	47,780	626,396
Stanley Black & Decker, Inc.	10,266	1,364,043
United Rentals, Inc.*	12,402	1,550,870

		13,995,722

INFORMATION TECHNOLOGY (11.8%)
Analog Devices, Inc.	10,283	842,692
ARRIS International PLC*	38,504	1,018,431
Avnet, Inc.	18,235	834,434
Broadcom Ltd.	9,381	2,054,064
CA, Inc.	24,278	770,098
Cavium, Inc.*	5,383	385,746
Computer Sciences Corp.	12,087	834,124
Conduent, Inc.*	6,766	113,533
Cypress Semiconductor Corp.	12,820	176,403
F5 Networks, Inc.*	1,906	271,738
Fidelity Nat’l. Information Svcs., Inc.	12,589	1,002,336
Harris Corp.	9,543	1,061,850
LogMeIn, Inc.	3,520	343,200
NXP Semiconductors NV*	2,662	275,517
Stamps.com, Inc.*	5,874	695,188
Symantec Corp.	17,673	542,208
Western Digital Corp.	7,122	587,779
Xerox Corp.	33,832	248,327

		12,057,668

MATERIALS (8.3%)
Crown Hldgs., Inc.*	31,585	1,672,426
Eastman Chemical Co.	19,797	1,599,598
Freeport-McMoRan Copper & Gold, Inc.*	49,260	658,114
International Paper Co.	21,259	1,079,532
Nucor Corp.	9,932	593,139
Packaging Corp. of America	20,809	1,906,521
Steel Dynamics, Inc.	28,317	984,299

		8,493,629

REAL ESTATE (12.1%)
Alexander’s, Inc.	1,137	491,025
Apartment Investment & Management Co. Cl A	16,452	729,646
AvalonBay Communities, Inc.	5,202	955,087
Brandywine Realty Trust	46,401	753,088
DDR Corp.	38,043	476,679
Duke Realty Corp.	51,172	1,344,288
Equity Lifestyle Properties, Inc.	4,221	325,270
Forest City Realty Trust, Inc. Cl A	13,055	284,338
GGP, Inc.	30,168	699,294
Host Hotels & Resorts, Inc.	46,595	869,463
Kilroy Realty Corp.	8,734	629,547
ProLogis, Inc.	24,757	1,284,393
Regency Centers Corp.	7,776	516,249
RLJ Lodging Trust	8,525	200,423
The GEO Group, Inc.	5,960	276,365
Vornado Realty Trust	13,033	1,307,340

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Welltower, Inc.	9,242	654,518
Weyerhaeuser Co.	15,789	536,510

		12,333,523

UTILITIES (8.6%)
Ameren Corp.	18,208	993,975
Consolidated Edison, Inc.	14,115	1,096,171
Edison International	6,761	538,243
Entergy Corp.	10,621	806,771
Eversource Energy	10,994	646,227
FirstEnergy Corp.	24,306	773,417
Great Plains Energy, Inc.	35,098	1,025,564
PPL Corp.	28,507	1,065,877
Public Svc. Enterprise Group, Inc.	26,919	1,193,858
Westar Energy, Inc.	11,270	611,623

		8,751,726

TOTAL COMMON STOCKS (Cost: $79,499,185) 98.0%		99,787,734

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.0%) (2)
Mueller Industries, Inc.	NR	6.00	03/01/27	43,000	42,678

TOTAL LONG-TERM DEBT SECURITIES (Cost: $43,000) 0.0% (2)					42,678

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill	A-1+	0.74	04/27/17	1,000,000	999,466

COMMERCIAL PAPER (0.8%)
Danaher Corp.†	A-1	0.83	04/03/17	800,000	799,963

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,799,429) 1.8%					1,799,429

TOTAL INVESTMENTS (Cost: $81,341,614) 99.8%					101,629,841

OTHER NET ASSETS 0.2%					208,213

NET ASSETS 100.0%					$101,838,054

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.3%)
Aaron’s, Inc.	46,126	1,371,787
AMC Networks, Inc. Cl A*	43,158	2,532,511
American Eagle Outfitters, Inc.	125,140	1,755,714
Big Lots, Inc.	32,839	1,598,603
Brinker International, Inc.	37,875	1,664,985
Brunswick Corp.	68,214	4,174,697
Buffalo Wild Wings, Inc.*	13,234	2,021,494
Cabela’s, Inc.*	37,510	1,992,156
Cable One, Inc.	3,536	2,208,126
CalAtlantic Group, Inc.	53,789	2,014,398
Carter’s, Inc.	36,047	3,237,021
Cheesecake Factory, Inc.	34,016	2,155,254
Chico’s FAS, Inc.	98,672	1,401,142
Churchill Downs, Inc.	8,918	1,416,624
Cinemark Hldgs., Inc.	79,577	3,528,444
Cooper Tire & Rubber Co.	40,978	1,817,374
Cracker Barrel Old Country Store, Inc.	17,867	2,845,320
CST Brands, Inc.	57,683	2,773,975
Dana Hldg. Corp.	109,714	2,118,577
Deckers Outdoor Corp.*	23,248	1,388,603
Devry Education Group Inc.	41,534	1,472,380
Dick’s Sporting Goods, Inc.	65,496	3,187,035
Dillard’s, Inc. Cl A	19,290	1,007,710
Domino’s Pizza, Inc.	36,212	6,673,872
Dunkin’ Brands Group, Inc.	69,359	3,792,550
GameStop Corp. Cl A	77,138	1,739,462
Gentex Corp.	218,952	4,670,246
Graham Hldgs. Co. Cl B	3,433	2,058,255
Helen of Troy Ltd.*	20,920	1,970,664
HSN, Inc.	24,355	903,571
International Speedway Corp. Cl A	20,620	761,909
Jack in the Box, Inc.	24,017	2,443,009
Kate Spade & Co.*	95,322	2,214,330
KB Home	64,340	1,279,079
Live Nation Entertainment, Inc.*	99,178	3,012,036
Meredith Corp.	28,427	1,836,384
The Michaels Cos., Inc.*	79,683	1,784,102
Murphy USA, Inc.*	27,003	1,982,560
New York Times Co. Cl A	94,833	1,365,595
NVR, Inc.*	2,627	5,534,774
Office Depot, Inc.	400,108	1,866,504
Panera Bread Co. Cl A*	15,889	4,160,852
Papa John’s Int’l., Inc.	19,725	1,578,789
Penney (J.C.) Co., Inc.*	228,318	1,406,439
Polaris Industries, Inc.	43,801	3,670,524
Pool Corp.	31,449	3,752,809
Sally Beauty Hldgs., Inc.*	110,199	2,252,468
Service Corp. International	142,690	4,406,267
Skechers U.S.A., Inc. Cl A*	100,220	2,751,039
Sotheby’s*	34,401	1,564,557
Tempur Sealy Int’l., Inc.*	35,701	1,658,668
Texas Roadhouse, Inc.	48,809	2,173,465
The Wendy’s Co.	140,857	1,917,064
Thor Industries, Inc.	36,196	3,479,521
Time, Inc.	78,326	1,515,608
Toll Brothers, Inc.*	112,952	4,078,697
TRI Pointe Group, Inc.*	118,890	1,490,881
Tupperware Brands Corp.	39,153	2,455,676
Urban Outfitters, Inc.*	64,139	1,523,943
Wiley (John) & Sons, Inc. Cl A	35,148	1,890,962
Williams-Sonoma, Inc.	61,335	3,288,783

		146,589,844

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

CONSUMER STAPLES (4.3%)
Avon Products, Inc.*	315,753	1,389,313
Boston Beer Co., Inc. Cl A*	6,764	978,413
Casey’s General Stores, Inc.	29,485	3,309,691
Dean Foods Co.	66,510	1,307,587
Edgewell Personal Care Co.*	43,540	3,184,516
Energizer Hldgs., Inc.	47,592	2,653,254
Flowers Foods, Inc.	141,118	2,739,100
Hain Celestial Group, Inc.*	77,984	2,901,005
Ingredion, Inc.	54,616	6,577,405
Lamb Weston Hldgs., Inc.	105,150	4,422,609
Lancaster Colony Corp.	14,277	1,839,449
Nu Skin Enterprises, Inc. Cl A	38,426	2,134,180
Post Hldgs., Inc.*	48,583	4,251,984
Snyder’s-Lance, Inc.	65,521	2,641,152
Sprouts Farmers Market, Inc.*	99,358	2,297,157
Tootsie Roll Industries, Inc.	13,022	486,360
TreeHouse Foods, Inc.*	43,627	3,693,462
United Natural Foods, Inc.*	37,308	1,612,825
WhiteWave Foods Co. Cl A*	134,092	7,529,261

		55,948,723

ENERGY (3.3%)
CONSOL Energy, Inc.	131,650	2,209,087
Diamond Offshore Drilling, Inc.*	48,516	810,702
Dril-Quip, Inc.*	28,462	1,552,602
Energen Corp.*	73,049	3,976,788
Ensco PLC Cl A	236,629	2,117,830
Gulfport Energy Corp.*	121,261	2,084,477
HollyFrontier Corp.	133,887	3,794,358
Nabors Industries Ltd.	214,069	2,797,882
Noble Corp. PLC	191,043	1,182,556
Oceaneering Int’l., Inc.	73,148	1,980,848
Oil States International, Inc.*	38,742	1,284,297
Patterson-UTI Energy, Inc.	128,174	3,110,783
QEP Resources, Inc.*	180,701	2,296,710
Rowan Companies PLC Cl A*	91,403	1,424,059
SM Energy Co.	77,595	1,863,832
Superior Energy Services, Inc.*	113,956	1,625,013
Western Refining, Inc.	58,665	2,057,382
World Fuel Services Corp.	51,356	1,861,655
WPX Energy, Inc.*	305,813	4,094,836

		42,125,697

FINANCIALS (15.6%)
Alleghany Corp.*	11,637	7,152,798
American Financial Group, Inc.	55,113	5,258,882
Aspen Insurance Hldgs. Ltd.	44,235	2,302,432
Associated Banc-Corp.	115,965	2,829,546
BancorpSouth, Inc.	63,799	1,929,920
Bank of Hawaii Corp.	32,793	2,700,831
Bank of the Ozarks, Inc.	70,011	3,641,272
Berkley (W.R.) Corp.	73,238	5,172,800
Brown & Brown, Inc.	86,944	3,627,304
Cathay General Bancorp	57,671	2,173,043
Chemical Financial Corp.	54,085	2,766,448
CNO Financial Group, Inc.	129,762	2,660,121
Commerce Bancshares, Inc.	65,093	3,655,623
Cullen/Frost Bankers, Inc.	42,697	3,798,752
East West Bancorp, Inc.	108,285	5,588,589
Eaton Vance Corp.	87,766	3,945,959
Everest Re Group Ltd.	31,038	7,256,995
FactSet Research Systems, Inc.	30,141	4,970,552
Federated Investors, Inc. Cl B	71,925	1,894,505

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

First American Financial Corp.	82,507	3,240,875
First Horizon National Corp.	178,821	3,308,189
FNB Corp.	238,382	3,544,740
Fulton Financial Corp.	128,328	2,290,655
Genworth Financial, Inc.*	373,763	1,539,904
Hancock Hldg. Co.	64,017	2,915,974
Hanover Insurance Group, Inc.	31,961	2,878,408
International Bancshares Corp.	43,842	1,552,007
Janus Capital Group, Inc.	108,539	1,432,715
Kemper Corp.	36,565	1,458,944
Legg Mason, Inc.	66,493	2,401,062
MarketAxess Hldgs., Inc.	28,494	5,342,340
MB Financial, Inc.	53,950	2,310,139
Mercury General Corp.	27,502	1,677,347
MSCI, Inc. Cl A	68,727	6,679,577
New York Community Bancorp, Inc.	368,250	5,144,453
Old Republic Int’l. Corp.	181,324	3,713,516
PacWest Bancorp	90,978	4,845,488
Primerica, Inc.	35,126	2,887,357
PrivateBancorp, Inc.	61,025	3,623,054
Prosperity Bancshares, Inc.	51,693	3,603,519
Reinsurance Grp. of America, Inc.	48,517	6,160,689
RenaissanceRe Hldgs. Ltd.	30,741	4,446,686
SEI Investments Co.	101,446	5,116,936
Signature Bank*	40,653	6,032,499
SLM Corp.*	328,321	3,972,684
Stifel Financial Corp.*	52,200	2,619,918
SVB Financial Group*	39,426	7,336,780
Synovus Financial Corp.	93,089	3,818,511
TCF Financial Corp.	130,431	2,219,936
Texas Capital Bancshares, Inc.*	37,295	3,112,268
Trustmark Corp.	50,459	1,604,092
UMB Financial Corp.	32,763	2,467,382
Umpqua Hldgs. Corp.	165,912	2,943,279
Valley National Bancorp	195,576	2,307,797
Waddell & Reed Financial, Inc. Cl A	64,329	1,093,593
Washington Federal, Inc.	68,270	2,259,737
Webster Financial Corp.	70,076	3,506,603
Wintrust Financial Corp.	39,665	2,741,645

		203,477,670

HEALTH CARE (7.9%)
Abiomed, Inc.*	30,468	3,814,594
Akorn, Inc.*	67,270	1,619,862
Align Technology, Inc.*	56,505	6,481,689
Allscripts Healthcare Solutions, Inc.*	135,752	1,721,335
Bio-Rad Laboratories, Inc. Cl A*	16,032	3,195,819
Bio-Techne Corp.	27,653	2,810,927
Bioverative, Inc.*	81,633	4,445,733
Catalent, Inc.*	96,212	2,724,724
Charles River Laboratories Int’l., Inc.*	36,527	3,285,604
Endo International PLC*	154,460	1,723,774
Globus Medical, Inc. Cl A*	52,408	1,552,325
Halyard Health, Inc.*	35,423	1,349,262
HealthSouth Corp.	68,286	2,923,324
Hill-Rom Hldgs., Inc.	45,139	3,186,813
LifePoint Health, Inc.*	30,433	1,993,362
LivaNova PLC*	32,943	1,614,536
Masimo Corp.*	33,651	3,138,292
MEDNAX, Inc.*	69,997	4,856,392
Molina Healthcare, Inc.*	33,091	1,508,950
NuVasive, Inc.*	38,709	2,890,788
Owens & Minor, Inc.	47,086	1,629,176
PAREXEL International Corp.*	37,726	2,380,888
Prestige Brands Hldgs., Inc.*	39,780	2,210,177

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

ResMed, Inc.	107,288	7,721,512
STERIS PLC	64,336	4,468,779
Teleflex, Inc.	34,238	6,632,928
Tenet Healthcare Corp.*	63,432	1,123,381
United Therapeutics Corp.*	33,858	4,583,696
VCA Inc.*	60,709	5,554,874
WellCare Health Plans, Inc.*	33,144	4,647,120
West Pharmaceutical Svcs., Inc.	54,782	4,470,759

		102,261,395

INDUSTRIALS (14.4%)
AECOM*	117,572	4,184,387
AGCO Corp.	49,490	2,978,308
Avis Budget Group, Inc.*	64,285	1,901,550
B/E Aerospace, Inc.	76,498	4,904,287
Carlisle Cos., Inc.	49,071	5,221,645
CEB, Inc.	23,861	1,875,475
Clean Harbors, Inc.*	39,434	2,193,319
Copart, Inc.*	78,026	4,832,150
Crane Co.	38,804	2,903,703
Curtiss-Wright Corp.	32,994	3,011,032
Deluxe Corp.	37,457	2,703,272
Donaldson Co., Inc.	100,951	4,595,290
Dycom Industries, Inc.*	24,180	2,247,531
EMCOR Group, Inc.	45,790	2,882,481
EnerSys	33,667	2,657,673
Esterline Technologies Corp.*	22,553	1,940,686
FTI Consulting, Inc.*	31,209	1,284,875
GATX Corp.	29,285	1,785,214
Genesee & Wyoming, Inc. Cl A*	45,935	3,117,149
Graco, Inc.	41,724	3,927,897
Granite Construction, Inc.	31,032	1,557,496
HNI Corp.	32,186	1,483,453
Hubbell, Inc.	38,784	4,656,019
Huntington Ingalls Industries, Inc.	34,742	6,956,738
IDEX Corp.	57,301	5,358,217
ITT, Inc.	67,804	2,781,320
JetBlue Airways Corp*	255,846	5,272,986
Joy Global, Inc.	76,111	2,150,136
KBR, Inc.	106,285	1,597,464
Kennametal, Inc.	62,233	2,441,401
Kirby Corp.*	41,647	2,938,196
KLX, Inc.*	40,481	1,809,501
Landstar System, Inc.	31,131	2,666,370
Lennox International, Inc.	29,351	4,910,422
Lincoln Electric Hldgs., Inc.	47,185	4,098,489
Manpowergroup, Inc.	51,242	5,255,892
Miller (Herman), Inc.	46,003	1,451,395
MSA Safety, Inc.	23,241	1,642,906
MSC Industrial Direct Co., Inc. Cl A	33,565	3,449,139
Nordson Corp.	40,204	4,938,659
NOW, Inc.*	82,993	1,407,561
Old Dominion Freight Line, Inc.	52,106	4,458,710
Orbital ATK, Inc.	43,153	4,228,994
Oshkosh Corp.	55,569	3,811,478
Pitney Bowes, Inc.	145,452	1,906,876
Regal Beloit Corp.	33,815	2,558,105
Rollins, Inc.	71,704	2,662,370
Smith (A.O.) Corp.	111,964	5,728,078
Teledyne Technologies, Inc.*	26,946	3,407,591
Terex Corp.	80,140	2,516,396
Timken Co.	53,565	2,421,138
Toro Co.	82,173	5,132,526
Trinity Industries, Inc.	115,533	3,067,401
Valmont Industries, Inc.	17,341	2,696,526

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Wabtec Corp.	65,096	5,077,488
Watsco, Inc.	23,060	3,301,731
Werner Enterprises, Inc.	32,033	839,265
Woodward, Inc.	42,407	2,880,283

		186,666,640

INFORMATION TECHNOLOGY (17.2%)
3D Systems Corp.*	77,857	1,164,741
ACI Worldwide, Inc.*	88,905	1,901,678
Acxiom Corp.*	57,450	1,635,602
ANSYS, Inc.*	64,650	6,909,146
ARRIS International PLC*	145,173	3,839,826
Arrow Electronics, Inc.*	67,200	4,933,152
Avnet, Inc.	96,056	4,395,523
Belden, Inc.	32,505	2,249,021
Broadridge Financial Solutions, Inc.	89,304	6,068,207
Brocade Communications Systems, Inc.	304,829	3,804,266
Cadence Design Systems, Inc.*	209,809	6,588,003
CDK Global, Inc.	110,058	7,154,871
Ciena Corp.*	106,944	2,524,948
Cirrus Logic, Inc.*	47,727	2,896,552
Cognex Corp	65,700	5,515,515
Coherent, Inc.*	18,695	3,844,440
CommVault Systems, Inc.*	32,321	1,641,907
Computer Sciences Corp.	106,151	7,325,481
Convergys Corp.	71,256	1,507,064
CoreLogic, Inc.*	63,025	2,566,378
Cree, Inc.*	75,488	2,017,794
Cypress Semiconductor Corp.	243,928	3,356,449
Diebold Nixdorf, Inc.	56,230	1,726,261
DST Systems, Inc.	23,632	2,894,920
Fair Isaac Corp.	22,966	2,961,466
First Solar, Inc.*	59,092	1,601,393
Fortinet, Inc.*	111,950	4,293,283
Gartner, Inc.*	62,167	6,713,414
Henry (Jack) & Associates, Inc.	58,580	5,453,798
Integrated Device Technology, Inc.*	98,229	2,325,080
InterDigital, Inc.	26,327	2,272,020
IPG Photonics Corp.*	28,122	3,394,325
j2 Global, Inc.	36,762	3,084,699
Jabil Circuit, Inc.	137,622	3,980,028
Keysight Technologies, Inc.*	138,055	4,989,308
Knowles Corp.*	66,196	1,254,414
Leidos Hldgs., Inc.	107,213	5,482,873
Littelfuse, Inc.	17,234	2,755,889
LogMeIn, Inc.	39,749	3,875,528
Manhattan Associates, Inc.*	54,079	2,814,812
MAXIMUS, Inc.	49,104	3,054,269
Microsemi Corp.*	86,164	4,440,031
Monolithic Power Systems, Inc.	28,464	2,621,534
National Instruments Corp.	81,685	2,659,664
NCR Corp.*	93,640	4,277,475
NetScout Systems, Inc.*	70,822	2,687,695
NeuStar, Inc. Cl A*	42,164	1,397,737
Plantronics, Inc.	25,468	1,378,073
PTC, Inc.*	87,646	4,605,797
Science Applications Int’l. Corp.	33,283	2,476,255
Silicon Laboratories, Inc.*	31,101	2,287,479
Synaptics, Inc.*	27,620	1,367,466
SYNNEX Corp.	22,139	2,478,240
Take-Two Interactive Software, Inc.*	77,458	4,590,936
Tech Data Corp.*	26,517	2,489,946
Teradyne, Inc.	150,942	4,694,296
Trimble Navigation Ltd.*	191,728	6,137,213
Tyler Technologies, Inc.*	25,056	3,872,655

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Ultimate Software Group, Inc.*	22,130	4,319,997
VeriFone Systems, Inc.*	86,416	1,618,572
Versum Materials, Inc.*	80,018	2,448,551
ViaSat, Inc.*	40,679	2,596,134
Vishay Intertechnology, Inc.	100,730	1,657,009
WebMD Health Corp.*	27,199	1,432,843
WEX, Inc.*	29,520	3,055,320
Zebra Technologies Corp. Cl A*	40,267	3,674,364

		224,033,626

MATERIALS (7.7%)
Allegheny Technologies, Inc.	84,388	1,515,608
AptarGroup, Inc.	47,642	3,667,958
Ashland Global Holdings, Inc.	46,617	5,771,651
Bemis Co., Inc.	69,383	3,390,053
Cabot Corp.	46,157	2,765,266
Carpenter Technology Corp.	35,770	1,334,221
Commercial Metals Co.	85,606	1,637,643
Compass Minerals Int’l., Inc.	25,533	1,732,414
Domtar Corp.	46,606	1,702,051
Eagle Materials, Inc.	36,667	3,561,832
Greif, Inc. Cl A	20,540	1,131,549
Louisiana-Pacific Corp.*	107,164	2,659,810
Minerals Technologies, Inc.	26,854	2,057,016
NewMarket Corp.	6,964	3,156,294
Olin Corp.	125,276	4,117,822
Owens-Illinois, Inc.*	123,703	2,521,067
Packaging Corp. of America	71,132	6,517,114
PolyOne Corp.	63,355	2,159,772
Reliance Steel & Aluminum Co.	54,926	4,395,179
Royal Gold, Inc.	48,668	3,409,193
RPM International, Inc.	100,986	5,557,260
Scotts Miracle-Gro Co. Cl A	32,891	3,071,690
Sensient Technologies Corp.	34,089	2,701,894
Silgan Hldgs., Inc.	28,897	1,715,326
Sonoco Products Co.	73,889	3,910,206
Steel Dynamics, Inc.	183,395	6,374,810
The Chemours Co.	139,618	5,375,293
United States Steel Corp.	131,038	4,430,395
Valspar Corp.	55,514	6,158,723
Worthington Industries, Inc.	33,821	1,524,989

		100,024,099

REAL ESTATE (9.4%)
Alexander & Baldwin, Inc.	33,703	1,500,458
American Campus Communities, Inc.	101,211	4,816,631
Camden Property Trust	66,263	5,331,521
Care Capital Pptys., Inc.	65,545	1,761,194
CoreCivic, Inc.	88,162	2,770,050
Corporate Office Pptys. Trust	74,513	2,466,380
Cousins Properties, Inc.	309,752	2,561,649
CyrusOne, Inc.	57,285	2,948,459
DCT Industrial Trust, Inc.	69,498	3,344,244
Douglas Emmett, Inc.	111,278	4,273,075
Duke Realty Corp.	270,188	7,097,839
Education Realty Trust, Inc.	53,773	2,196,627
EPR Properties	48,590	3,577,682
First Industrial Realty Trust, Inc.	89,742	2,389,829
Healthcare Realty Trust	88,802	2,886,065
Highwoods Properties, Inc.	76,207	3,744,050
Hospitality Properties Trust	125,451	3,955,470
Jones Lang LaSalle, Inc.	34,178	3,809,138
Kilroy Realty Corp.	74,264	5,352,949
Lamar Advertising Co. Cl A	61,969	4,631,563
LaSalle Hotel Pptys.	85,744	2,482,289
Liberty Property Trust	111,249	4,288,649

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Life Storage, Inc.	35,804	2,940,224
Mack-Cali Realty Corp.	69,472	1,871,576
Medical Properties Trust, Inc.	244,650	3,153,539
National Retail Pptys., Inc.	111,115	4,846,836
Omega Healthcare Investors, Inc.	147,231	4,857,151
Potlatch Corp.	31,011	1,417,203
Quality Care Properties, Inc.*	69,207	1,305,244
Rayonier, Inc.	90,734	2,571,402
Senior Housing Pptys. Trust	176,940	3,583,035
Tanger Factory Outlet Centers, Inc.	73,905	2,421,867
Taubman Centers, Inc.	46,053	3,040,419
The GEO Group, Inc.	62,027	2,876,192
Uniti Group, Inc.*	108,117	2,794,824
Urban Edge Pptys.	67,670	1,779,721
Washington Prime Group, Inc.	136,133	1,182,996
Weingarten Realty Investors	87,630	2,925,966

		121,754,006

TELECOMMUNICATION SERVICES (0.3%)
Frontier Communications Corp.	867,522	1,856,497
Telephone & Data Systems, Inc.	71,870	1,905,274

		3,761,771

UTILITIES (5.3%)
Aqua America, Inc.	134,320	4,318,388
Atmos Energy Corp.	79,205	6,256,403
Black Hills Corp.	39,641	2,634,937
Great Plains Energy, Inc.	161,756	4,726,510
Hawaiian Electric Industries, Inc.	83,668	2,786,981
Idacorp, Inc.	38,468	3,191,305
MDU Resources Group, Inc.	148,371	4,060,914
National Fuel Gas Co.	64,238	3,829,870
New Jersey Resources Corp.	64,358	2,548,577
NorthWestern Corp.	37,089	2,177,124
OGE Energy Corp.	150,521	5,265,225
ONE Gas, Inc.	40,028	2,705,893
PNM Resources, Inc.	61,693	2,282,641
Southwest Gas Corp.	35,195	2,918,017
UGI Corp.	131,348	6,488,591
Vectren Corp.	61,589	3,609,731
Westar Energy, Inc.	106,311	5,769,498
WGL Hldgs., Inc.	38,015	3,137,378

		68,707,983

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $952,986,620) 96.7%		1,255,351,454

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill (1)	A-1+	0.47	04/20/17	5,000,000	4,998,745
U.S. Treasury Bill (1)	A-1+	0.52	04/13/17	3,000,000	2,999,479
U.S. Treasury Bill (1)	A-1+	0.69	05/25/17	8,000,000	7,991,658
U.S. Treasury Bill (1)	A-1+	0.74	04/27/17	5,000,000	4,997,327

					20,987,209

COMMERCIAL PAPER (1.8%)
Danaher Corp.†	A-1	0.83	04/03/17	4,950,000	4,949,772
National Rural Utilities	A-1	0.82	04/06/17	5,000,000	4,999,431
San Diego Gas & Electric Co.†	A-1	0.92	04/05/17	5,000,000	4,999,489
San Diego Gas & Electric Co.†	A-1	0.97	04/12/17	2,000,000	1,999,407
Toyota Motor Credit Corp.	A-1+	0.85	04/03/17	6,000,000	5,999,716

					22,947,815

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $43,935,024) 3.4%					43,935,024

TOTAL INVESTMENTS (Cost: $996,921,644) 100.1%					1,299,286,478

OTHER NET ASSETS -0.1%					(1,533,463)

NET ASSETS 100.0%					$1,297,753,015

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (95.6%)
iShares Core MSCI EAFE ETF	201,319	11,666,436
iShares Core MSCI Europe ETF	393,284	17,292,697
iShares Core MSCI Pacific ETF	177,010	9,319,577
iShares Edge MSCI Emerging Markets ETF	179,014	9,577,249
iShares MSCI EAFE ETF	2,501,751	155,834,072
iShares MSCI EAFE Growth ETF	465,960	32,379,560
iShares MSCI EAFE Small-Cap ETF	177,935	9,631,622
iShares MSCI EAFE Value ETF	632,081	31,793,674
Vanguard FTSE Developed Markets ETF	2,129,980	83,708,214
Vanguard FTSE Europe ETF	424,630	21,898,169
Vanguard FTSE Pacific ETF	220,480	13,951,974

		397,053,244

TOTAL COMMON STOCKS (Cost: $382,836,670) 95.6%		397,053,244

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.9%)
U.S. Treasury Bill	A-1+	0.47	04/20/17	4,000,000	3,998,996
U.S. Treasury Bill	A-1+	0.49	04/27/17	2,000,000	1,999,299
U.S. Treasury Bill	A-1+	0.65	05/11/17	2,000,000	1,998,555

					7,996,850

COMMERCIAL PAPER (2.5%)
Danaher Corp.†	A-1	0.83	04/03/17	5,200,000	5,199,760
National Rural Utilities	A-1	0.82	04/06/17	2,000,000	1,999,772
San Diego Gas & Electric Co.†	A-1	0.92	04/05/17	3,000,000	2,999,693

					10,199,225

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $18,196,075) 4.4%					18,196,075

TOTAL INVESTMENTS (Cost: $401,032,745) 100.0%					415,249,319

OTHER NET ASSETS 0.0% (2)					43,085

NET ASSETS 100.0%					$415,292,404

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.0%)
Amazon.com, Inc.*	2,376	2,106,419
CBS Corp. Cl B	14,072	976,034
Comcast Corp. Cl A	58,464	2,197,662
Ford Motor Co.	60,952	709,481
Home Depot, Inc.	15,319	2,249,289
PVH Corp.	10,135	1,048,668
Viacom, Inc. Cl B	29,262	1,364,194
Whirlpool Corp.	7,796	1,335,689
Wyndham Worldwide Corp.	7,603	640,857

		12,628,293

CONSUMER STAPLES (3.9%)
Dr. Pepper Snapple Group, Inc.	14,559	1,425,617
Kimberly-Clark Corp.	4,045	532,443
PepsiCo, Inc.	19,823	2,217,401
Sysco Corp.	22,301	1,157,868
Walgreens Boots Alliance, Inc.	19,453	1,615,572

		6,948,901

ENERGY (5.1%)
Anadarko Petroleum Corp.	15,806	979,972
Chevron Corp.	17,472	1,875,969
Cimarex Energy Co.	4,644	554,912
Devon Energy Corp.	16,977	708,280
Marathon Petroleum Corp.	21,192	1,071,044
Noble Energy, Inc.	16,268	558,643
Range Resources Corp.	17,606	512,335
Schlumberger Ltd.	17,720	1,383,932
Williams Cos., Inc.	51,098	1,511,990

		9,157,077

FINANCIALS (9.7%)
American Int’l. Group, Inc.	21,207	1,323,953
Citigroup, Inc.	25,417	1,520,445
CME Group, Inc.	11,934	1,417,759
Discover Financial Svcs.	12,059	824,715
Fifth Third Bancorp	24,939	633,451
JPMorgan Chase & Co.	30,787	2,704,330
KeyCorp	60,825	1,081,469
Morgan Stanley	34,258	1,467,613
PNC Financial Svcs. Grp., Inc.	9,446	1,135,787
Principal Financial Grp., Inc.	18,764	1,184,196
Prudential Financial, Inc.	11,616	1,239,195
SunTrust Banks, Inc.	11,797	652,374
Synchrony Financial	39,320	1,348,676
U.S. Bancorp	18,063	930,245

		17,464,208

HEALTH CARE (8.5%)
AbbVie, Inc.	31,538	2,055,016
Aetna, Inc.	7,371	940,171
Amgen, Inc.	11,051	1,813,138
Becton, Dickinson & Co.	7,832	1,436,702
Gilead Sciences, Inc.	24,855	1,688,152
Merck & Co., Inc.	30,091	1,911,982
Pfizer, Inc.	66,593	2,278,147
Quest Diagnostics, Inc.	11,222	1,101,888
UnitedHealth Group, Inc.	12,725	2,087,027

		15,312,223

INDUSTRIALS (4.6%)
Boeing Co.	11,207	1,982,070
Delta Air Lines, Inc.	14,875	683,655

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Eaton Corp. PLC	15,995	1,186,029
FedEx Corp.	8,113	1,583,252
Ingersoll-Rand PLC	16,468	1,339,178
L-3 Communications Corp.	7,204	1,190,749
TransDigm Group, Inc.	1,551	341,468

		8,306,401

INFORMATION TECHNOLOGY (14.3%)
Alphabet, Inc. Cl A*	3,674	3,114,817
Apple, Inc.	36,411	5,230,799
Applied Materials, Inc.	41,647	1,620,068
Broadcom Ltd.	7,891	1,727,813
Cisco Systems, Inc.	65,715	2,221,167
Corning, Inc.	40,975	1,106,325
HP, Inc.	66,191	1,183,495
Int’l. Business Machines Corp.	9,033	1,573,007
Lam Research Corp.	9,153	1,174,879
Microsoft Corp.	59,806	3,938,823
Oracle Corp.	36,102	1,610,510
Paychex, Inc.	10,058	592,416
Skyworks Solutions, Inc.	8,707	853,112

		25,947,231

MATERIALS (1.9%)
Avery Dennison Corp.	7,221	582,013
Eastman Chemical Co.	13,778	1,113,262
International Paper Co.	12,387	629,012
Nucor Corp.	17,910	1,069,585

		3,393,872

REAL ESTATE (1.6%)
American Tower Corp.	11,512	1,399,168
Iron Mountain, Inc.	20,227	721,497
Simon Property Group, Inc.	4,822	829,529

		2,950,194

TELECOMMUNICATION SERVICES (0.4%)
CenturyLink, Inc.	33,118	780,591

UTILITIES (1.1%)
NextEra Energy, Inc.	10,270	1,318,360
Sempra Energy	6,186	683,553

		2,001,913

TOTAL COMMON STOCKS (Cost: $85,743,410) 58.1%		104,890,904

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.6%)
U.S. Treasury Note	AA+	1.50	02/28/23	500,000	483,360
U.S. Treasury Note	AA+	1.50	08/15/26	1,150,000	1,064,109
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	705,146
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	488,965
U.S. Treasury Note	AA+	2.00	11/15/26	500,000	483,008
U.S. Treasury Note	AA+	2.13	05/15/25	750,000	738,692
U.S. Treasury Note	AA+	2.25	02/15/27	350,000	345,529
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	6,434,142
U.S. Treasury Strip	AA+	0.00	08/15/28	6,000,000	4,438,571
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	3,937,758

					19,119,280

U.S. GOVERNMENT AGENCIES (11.5%)
MORTGAGE-BACKED OBLIGATIONS (11.2%)
FHLMC	AA+	2.50	09/01/27	259,886	263,154
FHLMC	AA+	3.00	06/01/27	161,985	166,367

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

FHLMC	AA+	3.00	08/01/27	172,757	177,376
FHLMC	AA+	3.00	10/15/37	225,078	229,017
FHLMC	AA+	3.00	11/01/42	239,396	238,804
FHLMC	AA+	3.00	04/01/43	273,913	273,199
FHLMC	AA+	3.50	01/01/43	311,408	318,994
FHLMC	AA+	3.50	06/01/45	372,408	382,403
FHLMC	AA+	3.50	07/01/45	429,464	441,854
FHLMC	AA+	4.00	02/01/25	36,818	38,765
FHLMC	AA+	4.00	03/01/41	165,703	174,516
FHLMC	AA+	4.00	07/01/41	205,952	218,122
FHLMC	AA+	4.00	11/01/42	138,135	146,063
FHLMC	AA+	4.00	01/01/43	264,066	279,711
FHLMC	AA+	4.00	01/01/44	258,164	272,177
FHLMC	AA+	4.00	10/01/44	211,400	221,912
FHLMC	AA+	4.00	06/01/45	373,854	394,454
FHLMC	AA+	4.50	08/01/34	36,257	39,005
FHLMC	AA+	4.50	08/15/35	38,531	40,475
FHLMC	AA+	4.50	02/01/44	240,774	258,191
FHLMC	AA+	5.00	02/01/26	20,962	22,807
FHLMC	AA+	5.00	10/01/40	264,668	289,178
FHLMC	AA+	5.50	07/01/32	40,079	44,756
FHLMC	AA+	5.50	05/01/33	45,007	49,888
FHLMC	AA+	5.50	06/01/37	107,919	121,615
FHLMC	AA+	6.00	03/15/32	38,616	42,259
FHLMC ARM	AA+	2.76	02/01/36	29,076	30,714
FHLMC ARM	AA+	2.90	04/01/37	39,632	41,776
FHLMC ARM	AA+	2.93	05/01/37	30,503	31,922
FHLMC ARM	AA+	4.54	09/01/39	25,671	27,204
FHLMC ARM	AA+	5.89	03/01/37	6,421	6,791
FHLMC Strip	AA+	3.00	01/15/43	327,863	327,195
FNMA	AA+	2.39	05/01/43	345,067	349,339
FNMA	AA+	3.00	06/01/33	318,924	326,115
FNMA	AA+	3.00	09/01/33	269,768	275,854
FNMA	AA+	3.00	12/01/42	311,532	307,671
FNMA	AA+	3.00	01/01/43	658,932	656,908
FNMA	AA+	3.00	02/01/43	195,821	194,811
FNMA	AA+	3.00	03/01/43	359,105	357,744
FNMA	AA+	3.00	09/01/43	371,247	370,001
FNMA	AA+	3.50	03/25/28	276,482	284,382
FNMA	AA+	3.50	08/01/38	233,754	240,501
FNMA	AA+	3.50	10/01/41	154,741	159,054
FNMA	AA+	3.50	11/01/41	286,624	294,651
FNMA	AA+	3.50	12/01/41	263,827	271,178
FNMA	AA+	3.50	04/01/42	321,534	330,435
FNMA	AA+	3.50	04/01/42	415,314	426,859
FNMA	AA+	3.50	08/01/42	268,700	275,312
FNMA	AA+	3.50	10/01/42	280,041	287,810
FNMA	AA+	3.50	08/01/43	485,827	497,659
FNMA	AA+	3.50	08/01/43	398,816	409,293
FNMA	AA+	3.50	01/01/44	101,208	103,168
FNMA	AA+	3.50	06/01/45	918,626	942,127
FNMA	AA+	4.00	05/01/19	14,585	15,077
FNMA	AA+	4.00	07/25/26	382,301	413,853
FNMA	AA+	4.00	01/01/31	181,527	192,084
FNMA	AA+	4.00	11/01/40	170,921	179,673
FNMA	AA+	4.00	05/01/41	172,141	180,450
FNMA	AA+	4.00	11/01/45	423,215	445,998
FNMA	AA+	4.50	05/01/18	6,097	6,253
FNMA	AA+	4.50	05/01/30	62,234	66,880
FNMA	AA+	4.50	04/01/31	80,824	86,851
FNMA	AA+	4.50	08/01/33	31,102	33,479

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

FNMA	AA+	4.50	09/01/33	68,184	73,395
FNMA	AA+	4.50	06/01/34	59,456	64,022
FNMA	AA+	4.50	08/01/35	38,228	41,038
FNMA	AA+	4.50	12/01/35	42,685	45,922
FNMA	AA+	4.50	05/01/39	66,424	71,907
FNMA	AA+	4.50	05/01/39	104,852	113,498
FNMA	AA+	4.50	05/01/40	105,470	113,920
FNMA	AA+	5.00	04/01/18	15,716	16,152
FNMA	AA+	5.00	06/01/33	70,553	77,386
FNMA	AA+	5.00	10/01/33	73,348	81,188
FNMA	AA+	5.00	11/01/33	47,272	51,841
FNMA	AA+	5.00	11/01/33	188,266	206,234
FNMA	AA+	5.00	03/01/34	26,570	29,106
FNMA	AA+	5.00	04/01/34	41,436	45,500
FNMA	AA+	5.00	09/01/35	25,995	28,445
FNMA	AA+	5.00	11/25/35	95,394	103,290
FNMA	AA+	5.00	08/01/37	203,756	222,805
FNMA	AA+	5.00	05/01/39	88,801	96,861
FNMA	AA+	5.00	06/01/40	45,735	50,004
FNMA	AA+	5.50	04/01/17	46	46
FNMA	AA+	5.50	05/01/17	14	13
FNMA	AA+	5.50	03/01/34	14,185	15,809
FNMA	AA+	5.50	05/01/34	147,715	164,223
FNMA	AA+	5.50	07/01/34	46,485	51,930
FNMA	AA+	5.50	09/01/34	72,276	80,996
FNMA	AA+	5.50	09/01/34	23,168	25,952
FNMA	AA+	5.50	10/01/34	30,620	34,223
FNMA	AA+	5.50	02/01/35	39,355	44,098
FNMA	AA+	5.50	02/01/35	60,709	68,513
FNMA	AA+	5.50	08/01/35	22,409	25,116
FNMA	AA+	5.50	08/01/37	10,641	11,832
FNMA	AA+	5.50	11/01/38	10,059	10,670
FNMA	AA+	5.50	06/01/48	19,176	20,669
FNMA	AA+	6.00	05/01/23	20,305	22,926
FNMA	AA+	6.00	04/01/32	8,350	9,428
FNMA	AA+	6.00	05/01/32	14,089	16,110
FNMA	AA+	6.00	04/01/33	103,998	119,903
FNMA	AA+	6.00	05/01/33	49,467	55,915
FNMA	AA+	6.00	06/01/34	22,285	25,351
FNMA	AA+	6.00	09/01/34	15,096	17,237
FNMA	AA+	6.00	10/01/34	31,353	35,445
FNMA	AA+	6.00	11/01/34	13,277	14,990
FNMA	AA+	6.00	12/01/36	36,400	41,346
FNMA	AA+	6.00	01/01/37	41,795	47,629
FNMA	AA+	6.00	04/01/37	12,274	13,104
FNMA	AA+	6.00	05/01/37	7,852	8,368
FNMA	AA+	6.00	06/01/37	13,879	14,996
FNMA	AA+	6.00	10/25/44	94,666	107,356
FNMA	AA+	6.00	02/25/47	85,809	97,692
FNMA	AA+	6.00	12/25/49	50,177	56,840
FNMA	AA+	6.50	05/01/17	45	45
FNMA	AA+	6.50	06/01/17	265	265
FNMA	AA+	6.50	05/01/32	24,457	27,192
FNMA	AA+	6.50	05/01/32	7,915	8,801
FNMA	AA+	6.50	07/01/32	3,948	4,390
FNMA	AA+	6.50	07/01/34	26,527	29,766
FNMA	AA+	6.50	05/01/37	29,952	31,430
FNMA	AA+	6.50	09/01/37	14,534	16,472
FNMA	AA+	7.00	09/01/31	15,257	16,901
FNMA	AA+	7.00	04/01/32	6,613	7,544
FNMA	AA+	7.50	06/01/31	5,794	6,676

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

FNMA	AA+	7.50	02/01/32	6,032	7,041
FNMA	AA+	7.50	06/01/32	4,824	5,742
FNMA	AA+	8.00	04/01/32	1,548	1,644
FNMA Strip	AA+	3.00	08/25/42	274,440	269,253
GNMA (3)	AA+	4.00	08/15/41	200,678	213,381
GNMA (3)	AA+	4.00	01/15/42	252,897	268,270
GNMA (3)	AA+	4.00	03/20/42	131,659	139,763
GNMA (3)	AA+	4.00	08/20/42	175,188	185,545
GNMA (3)	AA+	4.50	04/20/31	99,471	107,460
GNMA (3)	AA+	4.50	10/15/40	168,175	182,673
GNMA (3)	AA+	4.50	10/20/43	342,234	372,559
GNMA (3)	AA+	5.00	10/15/24	200,352	218,923
GNMA (3)	AA+	5.00	04/15/39	143,793	160,861
GNMA (3)	AA+	5.00	06/20/39	177,390	192,845
GNMA (3)	AA+	5.00	11/15/39	90,701	99,783
GNMA (3)	AA+	6.50	04/15/31	1,942	2,203
GNMA (3)	AA+	6.50	10/15/31	3,237	3,727
GNMA (3)	AA+	6.50	12/15/31	1,519	1,723
GNMA (3)	AA+	6.50	05/15/32	7,281	8,258
GNMA (3)	AA+	7.00	05/15/31	2,920	3,423
GNMA (3)	AA+	7.00	05/15/32	696	717
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	151,920	161,398

					20,140,048

NON-MORTGAGE-BACKED OBLIGATIONS (0.3%)
FHLMC	AA+	0.00	11/29/19	500,000	476,026

CORPORATE DEBT (16.5%)
CONSUMER DISCRETIONARY (3.2%)
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	100,000	105,271
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	270,000	293,079
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	262,885
Coach, Inc.	BBB-	4.25	04/01/25	100,000	101,195
Dollar General Corp.	BBB	3.25	04/15/23	300,000	299,942
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	273,708
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	319,800
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	300,000	305,553
Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	238,173
Kohl’s Corp.	BBB-	4.00	11/01/21	100,000	101,924
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	309,552
Macy’s Retail Hldgs., Inc.	BBB-	2.88	02/15/23	216,000	201,504
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	25,447
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	353,085
Mattel, Inc.	BBB	3.15	03/15/23	350,000	345,482
NVR, Inc.	BBB+	3.95	09/15/22	300,000	310,418
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	103,446
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	266,430
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	300,000	311,421
Staples, Inc.	BBB-	4.38	01/12/23	275,000	279,506
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	373,022
Viacom, Inc.	BBB-	3.25	03/15/23	350,000	341,317
Wynn Las Vegas LLC	BB	5.38	03/15/22	300,000	307,125

					5,829,285

CONSUMER STAPLES (0.9%)
Edgewell Personal Care Co.	BB+	4.70	05/19/21	275,000	288,063
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	268,484
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	413,322
Sysco Corp.	BBB+	2.60	06/12/22	300,000	295,107
Sysco Corp.	BBB+	3.75	10/01/25	100,000	102,051
Whole Foods Market, Inc.	BBB-	5.20	12/03/25	300,000	318,828

					1,685,855

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

ENERGY (1.6%)
Cameron International Corp.	AA-	4.50	06/01/21	300,000	315,666
Energen Corp.	BB	4.63	09/01/21	250,000	248,675
EQT Corp.	BBB	4.88	11/15/21	210,000	225,712
Marathon Oil Corp.	BBB-	2.80	11/01/22	350,000	336,286
Murphy Oil Corp.	BBB-	3.50	12/01/17	200,000	200,000
Noble Corp.	BB-	7.50	03/15/19	800,000	830,000
Rowan Companies PLC	B+	4.88	06/01/22	300,000	286,500
Seacor Hldgs., Inc.	B	7.38	10/01/19	250,000	256,250
TechnipFMC PLC†	BBB+	2.00	10/01/17	250,000	249,914

					2,949,003

FINANCIALS (3.2%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	318,346
Alleghany Corp.	BBB+	5.63	09/15/20	300,000	329,712
American Express Co.	BBB	3.63	12/05/24	250,000	251,406
Bank of America Corp.	BBB	3.95	04/21/25	300,000	298,700
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	250,000	267,982
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	279,065
Block Financial LLC	BBB	5.25	10/01/25	350,000	363,256
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	322,649
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	244,617
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	102,636
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	250,000	254,598
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	313,356
First Republic Bank	A-	2.38	06/17/19	150,000	149,801
First Tennessee Bank	BBB	2.95	12/01/19	350,000	354,096
Lincoln National Corp.	A-	4.00	09/01/23	250,000	261,169
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	267,613
Pacific LifeCorp.†	A-	6.00	02/10/20	100,000	108,552
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	269,996
Signet UK Finance PLC	BBB-	4.70	06/15/24	250,000	242,005
Synchrony Financial	BBB-	3.70	08/04/26	400,000	387,804
Unum Group	BBB	4.00	03/15/24	150,000	152,915
Voya Financial, Inc.	BBB	3.65	06/15/26	250,000	246,294

					5,786,568

HEALTH CARE (1.6%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	313,134
Anthem, Inc.	A	4.35	08/15/20	250,000	265,120
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	213,442
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	261,840
Owens & Minor, Inc.	BBB	3.88	09/15/21	400,000	407,049
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	325,179
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	161,160
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	267,363
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	375,000	389,213
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	250,915

					2,854,415

INDUSTRIALS (1.3%)
Arconic, Inc.	BBB-	6.75	07/15/18	250,000	263,500
Crane Co.	BBB	2.75	12/15/18	350,000	355,590
Dun & Bradstreet Corp.	BB+	3.25	12/01/17	400,000	402,858
Equifax, Inc.	BBB+	3.30	12/15/22	300,000	304,173
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	203,232
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	267,264
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	300,000	304,661
Pentair PLC	BBB-	5.00	05/15/21	250,000	265,338

					2,366,616

INFORMATION TECHNOLOGY (1.4%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	369,238
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	311,825
eBay, Inc.	BBB+	2.88	08/01/21	325,000	328,432
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	387,327

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Ingram Micro, Inc.	NR	5.00	08/10/22	200,000	197,169
Ingram Micro, Inc.	NR	5.25	09/01/17	100,000	101,150
Juniper Networks, Inc.	BBB	4.60	03/15/21	350,000	373,169
Symantec Corp.	BB+	4.20	09/15/20	350,000	360,879
Tech Data Corp.	BBB-	3.75	09/21/17	100,000	100,928

					2,530,117

MATERIALS (1.1%)
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	300,000	278,250
Methanex Corp.	BB+	3.25	12/15/19	250,000	251,757
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	261,221
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	160,290
Southern Copper Corp.	BBB	3.50	11/08/22	100,000	101,034
Teck Resources Ltd.	BB	4.75	01/15/22	300,000	309,810
Valspar Corp.	BBB	3.95	01/15/26	350,000	354,614
Vulcan Materials Co.	BBB	7.00	06/15/18	250,000	264,624

					1,981,600

REAL ESTATE (1.1%)
American Tower Corp.	BBB-	4.50	01/15/18	250,000	255,335
Government Pptys. Income Trust	BBB-	3.75	08/15/19	350,000	352,924
Healthcare Realty Trust	BBB	3.75	04/15/23	250,000	249,750
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	266,290
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	250,000	258,103
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	100,000	103,429
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	200,000	214,101
Welltower, Inc.	BBB+	6.13	04/15/20	250,000	276,519

					1,976,451

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB+	3.00	06/30/22	350,000	348,178
Verizon Communications, Inc.	BBB+	4.50	09/15/20	325,000	345,924

					694,102

UTILITIES (0.7%)
Constellation Energy	BBB-	5.15	12/01/20	340,000	369,168
Entergy Corp.	BBB	5.13	09/15/20	250,000	270,077
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	264,663
National Fuel Gas Co.	BBB	5.20	07/15/25	100,000	106,638
SCANA Corp.	BBB	4.13	02/01/22	300,000	304,044

					1,314,590

TOTAL LONG-TERM DEBT SECURITIES (Cost: $68,152,473) 38.6%					69,703,956

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.5%)
Danaher Corp.†	A-1	0.83	04/03/17	2,950,000	2,949,864
Danaher Corp.†	A-1	0.83	04/03/17	2,350,000	2,349,892
Danaher Corp.†	A-1	0.83	04/03/17	600,000	599,972
PepsiCo, Inc.†	A-1	0.66	04/11/17	400,000	399,927

					6,299,655

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,299,655) 3.5%					6,299,655

TOTAL INVESTMENTS (Cost: $160,195,538) 100.2%					180,894,515

OTHER NET ASSETS -0.2%					(331,574)

NET ASSETS 100.0%					$180,562,941

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.5%)	16,057,894	23,296,600
Equity Index Fund (22.0%)	4,688,516	17,356,058
Mid-Cap Equity Index Fund (5.4%)	1,902,953	4,285,415
Mid-Term Bond Fund (40.0%)	29,956,970	31,474,170
Money Market Fund (3.1%)	2,042,418	2,447,475

TOTAL INVESTMENTS (Cost: $76,990,148) 100.0%		78,859,718

OTHER NET ASSETS -0.0% (2)		(1,263)

NET ASSETS 100.0%		$78,858,455

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.4%)	4,388,775	6,367,182
Equity Index Fund (25.7%)	1,738,843	6,436,889
International Fund (3.1%)	962,693	769,929
Mid-Cap Equity Index Fund (8.2%)	905,235	2,038,574
Mid-Term Bond Fund (34.7%)	8,281,203	8,700,611
Money Market Fund (2.9%)	595,640	713,769

TOTAL INVESTMENTS (Cost: $23,850,081) 100.0%		25,026,954

OTHER NET ASSETS -0.0% (2)		(97)

NET ASSETS 100.0%		$25,026,857

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.2%)	24,780,430	35,951,151
Equity Index Fund (28.7%)	11,486,931	42,522,586
International Fund (6.1%)	11,302,274	9,039,174
Mid-Cap Equity Index Fund (10.2%)	6,730,371	15,156,674
Mid-Term Bond Fund (28.7%)	40,504,510	42,555,901
Small Cap Growth Fund (1.0%)	1,110,195	1,504,414
Small Cap Value Fund (1.1%)	929,944	1,570,437

TOTAL INVESTMENTS (Cost: $136,097,102) 100.0%		148,300,337

OTHER NET ASSETS -0.0% (2)		(1,441)

NET ASSETS 100.0%		$148,298,896

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.6%)	72,082,709	104,576,729
Equity Index Fund (33.0%)	39,420,168	145,926,485
International Fund (8.1%)	44,590,740	35,662,158
Mid-Cap Equity Index Fund (12.2%)	23,938,905	53,909,982
Mid-Term Bond Fund (18.8%)	79,189,238	83,199,856
Small Cap Growth Fund (2.0%)	6,568,621	8,901,072
Small Cap Value Fund (2.3%)	6,140,390	10,369,546

TOTAL INVESTMENTS (Cost: $400,286,524) 100.0%		442,545,828

OTHER NET ASSETS -0.0% (2)		(1,443)

NET ASSETS 100.0%		$442,544,385

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.3%)	83,726,138	121,468,877
Equity Index Fund (37.6%)	55,381,722	205,013,331
International Fund (9.1%)	61,666,688	49,318,921
Mid-Cap Equity Index Fund (16.1%)	38,897,212	87,595,821
Mid-Term Bond Fund (8.6%)	44,286,163	46,529,080
Small Cap Growth Fund (3.0%)	11,986,054	16,242,182
Small Cap Value Fund (3.3%)	10,739,666	18,136,546

TOTAL INVESTMENTS (Cost: $480,171,106) 100.0%		544,304,758

OTHER NET ASSETS -0.0% (2)		(1,641)

NET ASSETS 100.0%		$544,303,117

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.9%)	67,920,689	98,538,521
Equity Index Fund (40.0%)	48,429,467	179,277,317
International Fund (10.0%)	56,089,894	44,858,790
Mid-Cap Equity Index Fund (18.1%)	36,175,865	81,467,396
Small Cap Growth Fund (4.9%)	16,361,550	22,171,373
Small Cap Value Fund (5.1%)	13,620,699	23,001,874

TOTAL INVESTMENTS (Cost: $390,033,619) 100.0%		449,315,271

OTHER NET ASSETS -0.0% (2)		(1,337)

NET ASSETS 100.0%		$449,313,934

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (14.4%)	37,485,655	54,383,738
Equity Index Fund (40.6%)	41,492,377	153,597,435
International Fund (11.9%)	56,071,395	44,843,995
Mid-Cap Equity Index Fund (21.1%)	35,397,956	79,715,560
Small Cap Growth Fund (5.9%)	16,384,433	22,202,382
Small Cap Value Fund (6.1%)	13,642,269	23,038,300

TOTAL INVESTMENTS (Cost: $325,138,125) 100.0%		377,781,410

OTHER NET ASSETS -0.0% (2)		(1,112)

NET ASSETS 100.0%		$377,780,298

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.6%)	24,692,263	35,823,239
Equity Index Fund (38.3%)	31,917,806	118,154,069
International Fund (12.8%)	49,482,275	39,574,241
Mid-Cap Equity Index Fund (21.4%)	29,175,628	65,702,989
Small Cap Growth Fund (7.8%)	17,814,002	24,139,577
Small Cap Value Fund (8.1%)	14,830,307	25,044,592

TOTAL INVESTMENTS (Cost: $264,461,867) 100.0%		308,438,707

OTHER NET ASSETS -0.0% (2)		(934)

NET ASSETS 100.0%		$308,437,773

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.2%)	24,938,060	36,179,839
Equity Index Fund (35.7%)	34,376,200	127,254,606
International Fund (13.8%)	61,321,067	49,042,505
Mid-Cap Equity Index Fund (22.4%)	35,421,475	79,768,524
Small Cap Growth Fund (8.8%)	23,103,710	31,307,606
Small Cap Value Fund (9.1%)	19,253,327	32,513,940

TOTAL INVESTMENTS (Cost: $299,685,953) 100.0%		356,067,020

OTHER NET ASSETS -0.0% (2)		(1,076)

NET ASSETS 100.0%		$356,065,944

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.5%)	10,661,680	15,467,837
Equity Index Fund (34.2%)	16,893,695	62,537,469
International Fund (14.9%)	34,077,227	27,253,808
Mid-Cap Equity Index Fund (22.5%)	18,322,440	41,261,806
Small Cap Growth Fund (9.8%)	13,206,487	17,895,979
Small Cap Value Fund (10.1%)	10,948,481	18,489,182

TOTAL INVESTMENTS (Cost: $170,938,008) 100.0%		182,906,081

OTHER NET ASSETS -0.0% (2)		(368)

NET ASSETS 100.0%		$182,905,713

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.8%)	437,794	635,147
Equity Index Fund (30.2%)	662,572	2,452,722
International Fund (17.3%)	1,756,549	1,404,828
Mid-Cap Equity Index Fund (22.9%)	824,801	1,857,437
Small Cap Growth Fund (11.0%)	656,966	890,249
Small Cap Value Fund (10.8%)	517,294	873,578

TOTAL INVESTMENTS (Cost: $7,871,425) 100.0%		8,113,961

OTHER NET ASSETS -0.0% (2)		(11)

NET ASSETS 100.0%		$8,113,950

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.5%)	27,924,760	40,512,906
Equity Index Fund (27.4%)	10,525,770	38,964,538
International Fund (5.2%)	9,278,498	7,420,628
Mid-Cap Equity Index Fund (5.7%)	3,567,602	8,034,175
Mid-Term Bond Fund (33.2%)	44,846,150	47,117,428

TOTAL INVESTMENTS (Cost: $132,986,152) 100.0%		142,049,675

OTHER NET ASSETS -0.0% (2)		(96)

NET ASSETS 100.0%		$142,049,579

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.8%)	56,612,523	82,132,769
Equity Index Fund (37.0%)	35,883,398	132,833,987
International Fund (10.1%)	45,166,064	36,122,283
Mid-Cap Equity Index Fund (16.4%)	26,067,144	58,702,740
Mid-Term Bond Fund (13.7%)	46,749,317	49,116,982

TOTAL INVESTMENTS (Cost: $302,358,170) 100.0%		358,908,761

OTHER NET ASSETS -0.0% (2)		(186)

NET ASSETS 100.0%		$358,908,575

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (17.7%)	33,473,146	48,562,439
Equity Index Fund (35.9%)	26,568,766	98,352,871
International Fund (14.6%)	50,088,976	40,059,460
Mid-Cap Equity Index Fund (21.2%)	25,760,560	58,012,318
Small Cap Growth Fund (5.3%)	10,715,589	14,520,588
Small Cap Value Fund (5.3%)	8,610,936	14,541,666

TOTAL INVESTMENTS (Cost: $216,463,772) 100.0%		274,049,342

OTHER NET ASSETS -0.0% (2)		(153)

NET ASSETS 100.0%		$274,049,189

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (23.2%)
U.S. Treasury Bill	A-1+	0.47	04/20/17	800,000	799,799
U.S. Treasury Bill	A-1+	0.50	04/13/17	2,000,000	1,999,666
U.S. Treasury Bill	A-1+	0.50	04/27/17	2,000,000	1,999,285
U.S. Treasury Bill	A-1+	0.57	05/04/17	2,000,000	1,998,955
U.S. Treasury Bill	A-1+	0.65	05/11/17	1,600,000	1,598,844
U.S. Treasury Bill	A-1+	0.69	05/18/17	2,100,000	2,098,121
U.S. Treasury Bill	A-1+	0.69	05/18/17	500,000	499,546
U.S. Treasury Bill	A-1+	0.71	05/25/17	1,100,000	1,098,828
U.S. Treasury Bill	A-1+	0.72	05/25/17	1,950,000	1,947,893

					14,040,937

U.S. GOVERNMENT AGENCIES (12.8%)
FHLB	A-1+	0.52	04/21/17	2,100,000	2,099,387
FHLB	A-1+	0.75	04/28/17	1,500,000	1,499,156
FHLB	A-1+	0.76	05/12/17	2,600,000	2,597,742
FHLB	A-1+	0.76	05/17/17	800,000	799,219
FHLB	A-1+	0.76	05/19/17	800,000	799,189

					7,794,693

COMMERCIAL PAPER (63.7%)
Apple, Inc.†	A-1+	0.72	04/12/17	1,200,000	1,199,736
Charles Schwab Corp.†	A-1	0.98	04/06/17	2,400,000	2,399,673
Chevron Corp.†	A-1+	0.74	05/08/17	770,000	769,414
Coca-Cola Co.†	A-1+	0.72	04/11/17	400,000	399,920
Coca-Cola Co.†	A-1+	0.70	04/11/17	250,000	249,951
Coca-Cola Co.†	A-1+	0.85	05/23/17	1,500,000	1,498,158
Danaher Corp.†	A-1	0.84	04/07/17	1,500,000	1,499,790
Disney (Walt) Co.†	A-1	0.80	04/10/17	2,000,000	1,999,599
Estee Lauder Cos.†	A-1	0.85	04/25/17	1,000,000	999,433
Exxon Mobil Corp.	A-1+	0.75	05/03/17	2,000,000	1,998,666
Hershey Co.†	A-1	0.87	04/13/17	1,400,000	1,399,594
Intercontinental Exchange, Inc.†	A-1	0.80	04/12/17	1,000,000	999,755
Intercontinental Exchange, Inc.†	A-1	0.80	04/24/17	700,000	699,642
Intercontinental Exchange, Inc.†	A-1	0.91	04/24/17	250,000	249,855
J.P. Morgan Securities LLC	A-1	0.95	04/25/17	570,000	569,639
Microsoft Corp.†	A-1+	0.80	05/02/17	1,400,000	1,399,035
National Rural Utilities	A-1	0.87	04/19/17	2,300,000	2,298,999
Nestle Capital Corp.†	A-1+	0.65	04/07/17	2,200,000	2,199,761
Novartis Finance Corp.†	A-1+	0.87	05/22/17	2,300,000	2,297,165
PepsiCo, Inc.†	A-1	0.70	04/05/17	800,000	799,938
PepsiCo, Inc.†	A-1	0.66	04/11/17	1,500,000	1,499,725
Pfizer, Inc.†	A-1+	0.70	04/11/17	425,000	424,917
Pfizer, Inc.†	A-1+	0.85	06/07/17	1,575,000	1,572,389
QUALCOMM, Inc.†	A-1+	0.67	04/12/17	900,000	899,816
QUALCOMM, Inc.†	A-1+	0.70	04/26/17	700,000	699,659
Simon Ppty. Group LP†	A-1	0.90	05/05/17	1,200,000	1,198,980
Simon Ppty. Group LP†	A-1	0.90	05/08/17	1,000,000	999,075
Toyota Motor Credit Corp.	A-1+	0.93	05/01/17	2,300,000	2,298,217
Wal-Mart Stores, Inc.†	A-1+	0.76	04/03/17	2,300,000	2,299,903
Washington Gas Light Co.	A-1	0.86	04/27/17	800,000	799,503

					38,619,907

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $60,455,655) 99.7%					60,455,537

TOTAL INVESTMENTS (Cost: $60,455,655) 99.7%					60,455,537

OTHER NET ASSETS 0.3%					157,455

NET ASSETS 100.0%					$60,612,992

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (39.5%)
U.S. Treasury Note	AA+	1.38	06/30/23	18,000,000	17,197,740
U.S. Treasury Note	AA+	1.38	09/30/23	23,500,000	22,367,230
U.S. Treasury Note	AA+	1.50	10/31/19	3,000,000	3,006,093
U.S. Treasury Note	AA+	1.50	02/28/23	13,000,000	12,567,347
U.S. Treasury Note	AA+	1.50	08/15/26	12,500,000	11,566,400
U.S. Treasury Note	AA+	1.63	06/30/20	5,500,000	5,504,510
U.S. Treasury Note	AA+	1.63	10/31/23	9,900,000	9,567,419
U.S. Treasury Note	AA+	1.63	05/15/26	10,000,000	9,380,080
U.S. Treasury Note	AA+	1.75	09/30/19	3,000,000	3,026,835
U.S. Treasury Note	AA+	1.75	12/31/20	3,500,000	3,502,597
U.S. Treasury Note	AA+	1.75	02/28/22	15,000,000	14,867,580
U.S. Treasury Note	AA+	1.88	05/31/22	24,000,000	23,886,550
U.S. Treasury Note	AA+	2.00	11/30/20	7,500,000	7,576,755
U.S. Treasury Note	AA+	2.13	11/30/23	4,500,000	4,484,529
U.S. Treasury Strip	AA+	0.00	08/15/18	47,500,000	46,766,358

					195,268,023

U.S. GOVERNMENT AGENCIES (7.2%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (2)
FHLMC	AA+	7.50	03/15/21	2,356	2,530
FHLMC	AA+	8.00	09/01/18	2	2

					2,532

NON-MORTGAGE-BACKED OBLIGATIONS (7.2%)
FHLMC	AA+	0.00	11/29/19	13,500,000	12,852,702
FNMA	AA+	0.00	10/09/19	23,000,000	21,953,040
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	833,303

					35,639,045

CORPORATE DEBT (52.5%)
CONSUMER DISCRETIONARY (8.7%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	525,235
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	250,000	263,178
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,628,214
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	311,102
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	736,079
Brinker International, Inc.	BB+	2.60	05/15/18	2,000,000	2,002,780
Carnival Corp.	A-	1.88	12/15/17	2,000,000	2,002,768
Dollar General Corp.	BBB	3.25	04/15/23	1,047,000	1,046,797
Dollar General Corp.	BBB	4.13	07/15/17	962,000	969,772
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,189,660
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,132,000
Gap, Inc.	BB+	5.95	04/12/21	2,000,000	2,146,482
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	2,000,000	2,037,018
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	54,664
Kohl’s Corp.	BBB-	3.25	02/01/23	700,000	666,885
Kohl’s Corp.	BBB-	4.00	11/01/21	1,325,000	1,350,498
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,220,196
Marriott International, Inc.	BBB	3.13	02/15/23	2,000,000	1,986,998
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	825,149
Mattel, Inc.	BBB	1.70	03/15/18	2,000,000	1,996,610
Newell Brands, Inc.	BBB-	4.70	08/15/20	525,000	566,420
NVR, Inc.	BBB+	3.95	09/15/22	2,000,000	2,069,454
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	2,068,922
O’Reilly Automotive, Inc.	BBB+	4.63	09/15/21	281,000	301,540
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	2,000,000	2,037,526
Staples, Inc.	BBB-	2.75	01/12/18	2,000,000	2,010,054
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,131,552
Viacom, Inc.	BBB-	3.25	03/15/23	2,000,000	1,950,384
Whirlpool Corp.	BBB	2.40	03/01/19	1,445,000	1,457,339
Wynn Las Vegas LLC	BB	5.38	03/15/22	2,000,000	2,047,500

					42,732,776

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

CONSUMER STAPLES (3.2%)
Beam Suntory, Inc.	BBB	1.75	06/15/18	2,000,000	1,995,464
Dr. Pepper Snapple Group, Inc.	BBB+	2.60	01/15/19	150,000	151,748
Edgewell Personal Care Co.	BB+	4.70	05/19/21	2,000,000	2,095,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	2,000,000	2,121,526
General Mills, Inc.	BBB+	2.20	10/21/19	775,000	779,791
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	295,332
Kroger Co.	BBB	2.95	11/01/21	2,000,000	2,012,140
Mead Johnson Nutrition Co.	BBB	4.90	11/01/19	3,075,000	3,285,736
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	1,000,000	1,033,305
Sysco Corp.	BBB+	2.60	10/01/20	2,000,000	2,016,684

					15,786,726

ENERGY (3.9%)
Cameron International Corp.	AA-	3.60	04/30/22	214,000	220,980
Diamond Offshore Drilling, Inc.	BB-	3.45	11/01/23	1,500,000	1,338,750
Energen Corp.	BB	4.63	09/01/21	2,000,000	1,989,400
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,343,526
Kinder Morgan, Inc.	BBB-	3.05	12/01/19	2,000,000	2,033,676
Marathon Oil Corp.	BBB-	2.80	11/01/22	2,000,000	1,921,634
Murphy Oil Corp.	BBB-	3.50	12/01/17	2,000,000	2,000,000
Noble Energy, Inc.	BBB	4.15	12/15/21	2,000,000	2,098,508
Rowan Companies PLC	B+	4.88	06/01/22	2,000,000	1,910,000
SESI LLC	BB-	7.13	12/15/21	2,150,000	2,176,875
TechnipFMC PLC†	BBB+	2.00	10/01/17	2,000,000	1,999,308

					19,032,657

FINANCIALS (11.1%)
Aflac, Inc.	A-	3.63	06/15/23	550,000	570,253
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,193,246
American Express Credit Corp.	A-	2.25	08/15/19	2,000,000	2,015,768
Ares Capital Corp.	BBB	3.63	01/19/22	2,500,000	2,478,643
Bank of America Corp.	BBB+	2.65	04/01/19	1,250,000	1,266,036
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	2,000,000	2,143,858
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,146,528
Block Financial LLC	BBB	5.50	11/01/22	2,472,000	2,630,517
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,150,992
Citigroup, Inc.	BBB+	2.55	04/08/19	1,850,000	1,868,330
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	1,956,938
Erac USA Finance LLC†	BBB+	2.35	10/15/19	1,000,000	1,000,108
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,373,818
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	750,000	763,793
Fifth Third Bancorp	BBB	4.30	01/16/24	2,000,000	2,089,040
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,997,342
First Tennessee Bank	BBB	2.95	12/01/19	2,200,000	2,225,747
Ford Motor Credit Co. LLC	BBB	3.00	06/12/17	2,000,000	2,005,660
JPMorgan Chase & Co.	A-	2.00	08/15/17	2,000,000	2,004,466
Kemper Corp.	BBB-	6.00	05/15/17	500,000	501,714
Lincoln National Corp.	A-	4.00	09/01/23	2,000,000	2,089,350
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,189,190
Nasdaq, Inc.	BBB	5.55	01/15/20	2,150,000	2,329,166
Peoples United Bank	BBB+	4.00	07/15/24	1,750,000	1,742,339
Signet UK Finance PLC	BBB-	4.70	06/15/24	2,000,000	1,936,040
Stifel Financial Corp.	BBB-	4.25	07/18/24	2,000,000	2,024,896
Synchrony Financial	BBB-	2.70	02/03/20	1,000,000	1,004,010
Unum Group	BBB	4.00	03/15/24	2,000,000	2,038,870
Voya Financial, Inc.	BBB	3.65	06/15/26	2,000,000	1,970,352
Wells Fargo & Co.	A	2.13	04/22/19	2,000,000	2,007,616

					54,714,626

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

HEALTH CARE (5.1%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,159,542
Anthem, Inc.	A	3.13	05/15/22	2,000,000	2,010,254
Becton, Dickinson & Co.	BBB+	1.45	05/15/17	2,000,000	1,999,962
Biogen Idec, Inc.	A-	6.88	03/01/18	1,250,000	1,308,610
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,134,424
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	2,000,000	2,026,582
Express Scripts Hldg. Co.	BBB+	2.25	06/15/19	2,000,000	2,001,198
Laboratory Corp. of America	BBB	3.75	08/23/22	600,000	614,371
Laboratory Corp. of America	BBB	4.63	11/15/20	400,000	426,259
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,000,000	2,035,246
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,167,860
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,138,906
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	400,000	415,160
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	1,600,000	1,710,886
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	2,000,000	2,007,316

					25,156,576

INDUSTRIALS (5.0%)
Arconic, Inc.	BBB-	6.75	07/15/18	2,000,000	2,108,000
Crane Co.	BBB	2.75	12/15/18	2,000,000	2,031,944
Dun & Bradstreet Corp.	BB+	3.25	12/01/17	2,000,000	2,014,288
Equifax, Inc.	BBB+	3.30	12/15/22	2,000,000	2,027,820
Flowserve Corp.	BBB	3.50	09/15/22	2,000,000	2,016,062
GATX Corp.	BBB	6.00	02/15/18	2,050,000	2,121,935
Hunt (J.B.) Transport Svcs.,	BBB+	3.30	08/15/22	2,000,000	2,032,318
Kennametal, Inc.	BBB-	2.65	11/01/19	2,000,000	2,000,104
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,143,152
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	1,300,000	1,320,198
Penske Truck Leasing Co. LP†	BBB	3.75	05/11/17	490,000	491,114
Valmont Industries, Inc.	BBB+	6.63	04/20/20	2,000,000	2,221,646
Verisk Analytics, Inc.	BBB-	4.13	09/12/22	2,000,000	2,084,682

					24,613,263

INFORMATION TECHNOLOGY (6.0%)
Adobe Systems, Inc.	A-	4.75	02/01/20	2,000,000	2,152,498
Amphenol Corp.	BBB+	2.55	01/30/19	2,000,000	2,025,672
Arrow Electronics, Inc.	BBB-	3.00	03/01/18	1,250,000	1,262,450
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	51,971
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	737,452
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	1,028,042
Black Knight InfoServ LLC	BBB	5.75	04/15/23	1,311,000	1,373,248
eBay, Inc.	BBB+	2.88	08/01/21	2,100,000	2,122,174
Fidelity Nat’l. Information	BBB	1.45	06/05/17	2,000,000	1,999,760
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	2,044,223
Ingram Micro, Inc.	NR	5.25	09/01/17	1,500,000	1,517,249
Jabil Circuit, Inc.	BBB-	4.70	09/15/22	1,976,000	2,035,280
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,500,000	1,573,043
Juniper Networks, Inc.	BBB	4.60	03/15/21	600,000	639,718
Lam Research Corp.	BBB	2.75	03/15/20	2,000,000	2,023,238
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	2,000,000	2,030,504
Symantec Corp.	BB+	4.20	09/15/20	2,000,000	2,062,166
Tech Data Corp.	BBB-	3.75	09/21/17	2,000,000	2,018,560
Total System Services, Inc.	BBB-	3.75	06/01/23	950,000	953,404

					29,650,652

MATERIALS (3.0%)
Albemarle Corp.	BBB-	4.50	12/15/20	1,065,000	1,153,406
Domtar Corp.	BBB-	4.40	04/01/22	2,000,000	2,091,856
Freeport-McMoRan Copper & Gold	BB-	3.10	03/15/20	1,750,000	1,719,200
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	250,000	231,875
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	2,004,918
Kinross Gold Corp.	BB+	5.13	09/01/21	750,000	780,938
Methanex Corp.	BB+	3.25	12/15/19	2,000,000	2,014,058

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	2,056,532
Southern Copper Corp.	BBB	3.50	11/08/22	2,000,000	2,020,684
WestRock Co.	BBB	3.50	03/01/20	622,000	638,378

					14,711,845

REAL ESTATE (3.8%)
American Tower Corp.	BBB-	4.50	01/15/18	2,000,000	2,042,676
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,019,057
CBRE Services, Inc.	BBB	5.25	03/15/25	2,000,000	2,122,552
Government Pptys. Income Trust	BBB-		08/15/19	2,000,000	2,016,708
HCP, Inc.	BBB	3.15	08/01/22	750,000	748,130
Healthcare Realty Trust	BBB	5.75	01/15/21	2,000,000	2,191,884
Hospitality Properties Trust	BBB-	5.00	08/15/22	1,300,000	1,384,705
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,410,000	1,470,502
Mack-Cali Realty LP	BBB-	4.50	04/18/22	1,000,000	1,013,758
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	1,700,000	1,758,286
Vornado Realty LP	BBB	2.50	06/30/19	500,000	502,830
Vornado Realty LP	BBB	5.00	01/15/22	1,500,000	1,617,842

					18,888,930

TELECOMMUNICATION SERVICES (0.8%)
AT&T, Inc.	BBB+	3.00	02/15/22	2,000,000	1,995,384
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,128,766

					4,124,150

UTILITIES (1.9%)
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,628,682
Entergy Corp.	BBB	5.13	09/15/20	1,400,000	1,512,428
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,046,682
National Fuel Gas Co.	BBB	4.90	12/01/21	2,000,000	2,117,302
SCANA Corp.	BBB	4.75	05/15/21	2,000,000	2,088,924
Talen Energy Supply LLC	B	4.60	12/15/21	1,400,000	1,186,500

					9,580,518

TOTAL LONG-TERM DEBT SECURITIES (Cost: $488,770,269) 99.2%					489,902,319

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.2%)
Danaher Corp.†	A-1	0.83	04/03/17	900,000	899,959

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $899,959) 0.2%					899,959

TOTAL INVESTMENTS (Cost: $489,670,228) 99.4%					490,802,278

OTHER NET ASSETS 0.6%					3,120,854

NET ASSETS 100.0%					$493,923,132

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (13.1%)
U.S. Treasury Note	AA+	1.50	08/15/26	50,800,000	47,005,845
U.S. Treasury Note	AA+	1.63	05/15/26	2,000,000	1,876,016
U.S. Treasury Note	AA+	2.00	11/15/26	2,000,000	1,932,032
U.S. Treasury Note	AA+	2.25	11/15/25	1,000,000	991,367
U.S. Treasury Note	AA+	2.25	02/15/27	17,000,000	16,782,857
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	16,285,120
U.S. Treasury Strip	AA+	0.00	08/15/26	20,000,000	15,764,460
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	14,795,240
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	14,319,120
U.S. Treasury Strip	AA+	0.00	08/15/33	10,000,000	6,232,600
U.S. Treasury Strip	AA+	0.00	08/15/35	10,000,000	5,807,150
U.S. Treasury Strip	AA+	0.00	08/15/37	10,000,000	5,386,280

					147,178,087

U.S. GOVERNMENT AGENCIES (28.4%)
MORTGAGE-BACKED OBLIGATIONS (27.0%)
FHLMC	AA+	2.50	09/01/27	1,559,314	1,578,925
FHLMC	AA+	2.50	12/01/27	1,717,164	1,738,779
FHLMC	AA+	2.50	04/01/28	1,980,729	2,004,441
FHLMC	AA+	3.00	06/01/27	883,851	907,761
FHLMC	AA+	3.00	08/01/27	563,151	578,209
FHLMC	AA+	3.00	10/15/37	1,543,392	1,570,401
FHLMC	AA+	3.00	12/15/40	1,552,183	1,562,499
FHLMC	AA+	3.00	07/01/42	828,100	834,435
FHLMC	AA+	3.00	10/01/42	2,336,467	2,329,597
FHLMC	AA+	3.00	11/01/42	2,429,723	2,422,718
FHLMC	AA+	3.00	11/01/42	957,005	954,439
FHLMC	AA+	3.00	11/01/42	1,088,989	1,086,238
FHLMC	AA+	3.00	11/01/42	3,965,374	3,953,739
FHLMC	AA+	3.00	02/01/43	2,159,007	2,152,659
FHLMC	AA+	3.00	03/01/43	1,612,678	1,607,937
FHLMC	AA+	3.00	04/01/43	1,088,833	1,085,636
FHLMC	AA+	3.00	04/01/43	2,393,465	2,386,428
FHLMC	AA+	3.00	04/01/43	1,505,912	1,501,987
FHLMC	AA+	3.00	09/01/46	4,861,426	4,819,982
FHLMC	AA+	3.50	02/01/35	3,560,220	3,694,319
FHLMC	AA+	3.50	02/01/35	1,831,199	1,900,155
FHLMC	AA+	3.50	04/01/35	1,512,491	1,569,494
FHLMC	AA+	3.50	01/01/41	1,713,443	1,760,491
FHLMC	AA+	3.50	07/01/42	2,132,600	2,195,480
FHLMC	AA+	3.50	10/01/42	1,879,904	1,931,139
FHLMC	AA+	3.50	01/01/43	1,681,603	1,722,568
FHLMC	AA+	3.50	01/01/43	982,786	1,009,577
FHLMC	AA+	3.50	05/01/43	2,523,622	2,592,398
FHLMC	AA+	3.50	06/01/43	3,052,775	3,130,636
FHLMC	AA+	3.50	07/01/43	880,306	904,300
FHLMC	AA+	3.50	11/01/43	1,734,865	1,782,156
FHLMC	AA+	3.50	01/01/44	2,920,333	2,999,926
FHLMC	AA+	3.50	04/01/45	2,470,485	2,536,780
FHLMC	AA+	3.50	07/01/45	2,576,786	2,651,126
FHLMC	AA+	3.50	09/01/45	2,146,933	2,200,035
FHLMC	AA+	3.50	05/01/46	4,450,149	4,554,358
FHLMC	AA+	3.50	04/01/47	3,000,000	3,070,251
FHLMC	AA+	4.00	02/01/25	272,354	286,756
FHLMC	AA+	4.00	05/01/25	105,351	110,904
FHLMC	AA+	4.00	05/01/26	359,348	378,502
FHLMC	AA+	4.00	12/01/33	1,328,546	1,399,667

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

FHLMC	AA+	4.00	12/15/38	500,000	517,956
FHLMC	AA+	4.00	07/01/41	1,287,200	1,363,264
FHLMC	AA+	4.00	12/01/41	662,227	697,565
FHLMC	AA+	4.00	07/01/42	2,639,495	2,807,472
FHLMC	AA+	4.00	08/01/42	947,620	997,932
FHLMC	AA+	4.00	08/01/42	1,812,854	1,915,772
FHLMC	AA+	4.00	09/01/42	1,002,113	1,052,459
FHLMC	AA+	4.00	11/01/42	1,602,366	1,694,329
FHLMC	AA+	4.00	12/01/42	1,225,149	1,306,924
FHLMC	AA+	4.00	01/01/43	2,046,510	2,167,764
FHLMC	AA+	4.00	01/01/44	1,991,553	2,099,649
FHLMC	AA+	4.00	10/01/44	2,113,997	2,219,117
FHLMC	AA+	4.00	10/01/44	2,200,009	2,309,407
FHLMC	AA+	4.50	03/01/34	447,433	481,093
FHLMC	AA+	4.50	08/01/34	271,927	292,540
FHLMC	AA+	4.50	08/15/35	99,247	104,253
FHLMC	AA+	4.50	12/01/39	410,182	439,847
FHLMC	AA+	4.50	03/01/41	641,972	695,395
FHLMC	AA+	5.00	02/01/26	78,609	85,527
FHLMC	AA+	5.00	08/01/35	1,210,310	1,329,966
FHLMC	AA+	5.00	10/01/40	1,191,004	1,301,302
FHLMC	AA+	5.50	03/01/21	79,960	83,790
FHLMC	AA+	5.50	07/01/32	200,393	223,779
FHLMC	AA+	5.50	01/15/33	233,169	256,695
FHLMC	AA+	5.50	05/01/33	266,018	294,866
FHLMC	AA+	5.50	01/15/35	18,881	19,007
FHLMC	AA+	5.50	06/01/37	1,079,190	1,216,148
FHLMC	AA+	6.00	07/15/29	144,820	165,204
FHLMC	AA+	6.00	03/15/32	169,910	185,939
FHLMC ARM	AA+	2.76	02/01/36	128,605	135,851
FHLMC ARM	AA+	2.90	04/01/37	163,481	172,327
FHLMC ARM	AA+	2.90	04/01/37	255,878	269,924
FHLMC ARM	AA+	2.93	05/01/37	112,211	117,432
FHLMC ARM	AA+	3.34	04/01/42	406,946	421,616
FHLMC ARM	AA+	4.54	09/01/39	207,023	219,389
FHLMC ARM	AA+	5.89	03/01/37	28,871	30,533
FHLMC Strip	AA+	3.00	01/15/43	3,278,627	3,271,948
FNMA	AA+	2.25	01/01/28	1,544,296	1,498,716
FNMA	AA+	2.39	05/01/43	1,780,550	1,802,593
FNMA	AA+	3.00	09/01/29	1,734,528	1,782,188
FNMA	AA+	3.00	06/01/33	1,467,050	1,500,129
FNMA	AA+	3.00	07/01/33	2,720,005	2,781,368
FNMA	AA+	3.00	09/01/33	2,798,845	2,861,984
FNMA	AA+	3.00	04/25/42	1,676,743	1,711,998
FNMA	AA+	3.00	10/01/42	819,684	816,386
FNMA	AA+	3.00	12/01/42	1,292,941	1,284,480
FNMA	AA+	3.00	12/01/42	1,869,190	1,846,024
FNMA	AA+	3.00	01/01/43	4,151,270	4,138,518
FNMA	AA+	3.00	02/01/43	1,958,208	1,948,106
FNMA	AA+	3.00	03/01/43	2,334,179	2,325,337
FNMA	AA+	3.00	02/01/45	2,272,095	2,264,894
FNMA	AA+	3.00	09/01/46	2,936,244	2,912,569
FNMA	AA+	3.50	02/01/26	212,541	221,433
FNMA	AA+	3.50	03/01/32	1,094,152	1,142,740
FNMA	AA+	3.50	08/01/38	2,003,609	2,061,434
FNMA	AA+	3.50	03/01/41	1,836,369	1,893,006
FNMA	AA+	3.50	10/01/41	1,083,186	1,113,376
FNMA	AA+	3.50	12/01/41	1,266,368	1,301,655
FNMA	AA+	3.50	04/01/42	1,384,380	1,422,863
FNMA	AA+	3.50	04/01/42	1,414,752	1,453,916
FNMA	AA+	3.50	07/01/42	2,275,430	2,338,557

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

FNMA	AA+	3.50	08/01/42	1,607,171	1,646,718
FNMA	AA+	3.50	09/01/42	1,718,958	1,766,625
FNMA	AA+	3.50	10/01/42	2,100,307	2,158,578
FNMA	AA+	3.50	12/01/42	3,080,028	3,169,130
FNMA	AA+	3.50	12/01/42	1,642,079	1,685,473
FNMA	AA+	3.50	03/01/43	2,036,359	2,092,883
FNMA	AA+	3.50	06/01/43	3,714,669	3,816,525
FNMA	AA+	3.50	08/01/43	2,466,505	2,526,576
FNMA	AA+	3.50	08/01/43	5,224,489	5,361,736
FNMA	AA+	3.50	10/01/43	1,227,773	1,260,339
FNMA	AA+	3.50	01/01/44	1,124,536	1,146,306
FNMA	AA+	3.50	02/01/45	2,601,272	2,662,376
FNMA	AA+	3.50	04/01/45	4,148,678	4,262,235
FNMA	AA+	3.50	05/01/45	4,772,529	4,892,166
FNMA	AA+	3.50	06/01/45	5,511,758	5,652,765
FNMA	AA+	3.50	10/01/45	4,626,193	4,752,964
FNMA	AA+	3.50	02/01/46	4,732,836	4,852,634
FNMA	AA+	3.50	03/01/46	2,771,523	2,855,135
FNMA	AA+	4.00	05/01/19	119,597	123,632
FNMA	AA+	4.00	07/25/26	1,911,504	2,069,265
FNMA	AA+	4.00	01/01/31	128,826	136,318
FNMA	AA+	4.00	12/01/33	1,581,678	1,667,326
FNMA	AA+	4.00	03/01/35	432,918	456,087
FNMA	AA+	4.00	11/01/38	1,910,381	2,005,438
FNMA	AA+	4.00	11/01/40	945,093	993,486
FNMA	AA+	4.00	05/01/41	1,093,328	1,146,098
FNMA	AA+	4.00	08/01/42	2,396,202	2,520,556
FNMA	AA+	4.00	05/01/43	1,446,392	1,520,509
FNMA	AA+	4.00	09/01/45	1,644,750	1,732,899
FNMA	AA+	4.00	11/01/45	2,539,290	2,675,990
FNMA	AA+	4.50	05/01/18	28,959	29,700
FNMA	AA+	4.50	05/01/19	14,272	14,637
FNMA	AA+	4.50	06/01/19	56,465	57,909
FNMA	AA+	4.50	05/01/30	345,744	371,553
FNMA	AA+	4.50	04/01/31	542,673	583,144
FNMA	AA+	4.50	08/01/33	117,974	126,991
FNMA	AA+	4.50	08/01/33	151,961	163,356
FNMA	AA+	4.50	09/01/33	347,121	373,648
FNMA	AA+	4.50	10/01/33	150,991	162,541
FNMA	AA+	4.50	10/01/33	336,891	362,681
FNMA	AA+	4.50	05/01/34	138,147	148,729
FNMA	AA+	4.50	06/01/34	242,071	260,662
FNMA	AA+	4.50	07/01/34	192,762	207,602
FNMA	AA+	4.50	01/01/35	667,817	719,268
FNMA	AA+	4.50	08/01/35	191,140	205,188
FNMA	AA+	4.50	09/01/35	51,228	53,221
FNMA	AA+	4.50	12/01/35	241,137	259,420
FNMA	AA+	4.50	05/01/39	786,388	851,236
FNMA	AA+	4.50	05/01/39	1,098,146	1,188,796
FNMA	AA+	4.50	05/01/40	527,350	569,601
FNMA	AA+	4.50	07/01/40	3,624,514	3,919,568
FNMA	AA+	4.50	11/01/40	559,993	602,560
FNMA	AA+	4.50	06/01/41	553,847	596,129
FNMA	AA+	4.50	10/01/41	351,227	376,656
FNMA	AA+	4.50	11/01/41	1,019,951	1,098,169
FNMA	AA+	4.50	01/01/42	126,912	136,648
FNMA	AA+	4.50	07/01/42	1,994,456	2,161,830
FNMA	AA+	4.50	03/01/44	1,346,122	1,443,279
FNMA	AA+	4.50	05/01/44	1,707,074	1,831,026
FNMA	AA+	5.00	04/01/18	8,419	8,653
FNMA	AA+	5.00	09/01/18	64,648	66,439

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

FNMA	AA+	5.00	09/01/20	50,463	51,861
FNMA	AA+	5.00	10/01/20	124,254	129,212
FNMA	AA+	5.00	10/01/25	123,245	134,530
FNMA	AA+	5.00	09/01/33	681,307	747,025
FNMA	AA+	5.00	10/01/33	474,602	525,331
FNMA	AA+	5.00	11/01/33	477,906	523,516
FNMA	AA+	5.00	03/01/34	118,091	129,359
FNMA	AA+	5.00	04/01/34	63,684	69,686
FNMA	AA+	5.00	04/01/34	244,670	268,667
FNMA	AA+	5.00	04/01/35	205,453	227,274
FNMA	AA+	5.00	06/01/35	125,077	136,821
FNMA	AA+	5.00	09/01/35	311,934	341,335
FNMA	AA+	5.00	09/01/35	153,416	167,463
FNMA	AA+	5.00	11/25/35	794,946	860,752
FNMA	AA+	5.00	08/01/37	889,115	972,242
FNMA	AA+	5.00	05/01/39	604,602	659,477
FNMA	AA+	5.00	09/25/40	1,397,954	1,512,729
FNMA	AA+	5.50	04/01/17	167	167
FNMA	AA+	5.50	05/01/17	181	181
FNMA	AA+	5.50	01/01/24	145,997	161,958
FNMA	AA+	5.50	03/01/24	305,461	338,855
FNMA	AA+	5.50	09/01/25	127,848	142,564
FNMA	AA+	5.50	11/01/26	89,301	99,064
FNMA	AA+	5.50	01/01/27	56,049	62,206
FNMA	AA+	5.50	03/01/33	240,995	262,817
FNMA	AA+	5.50	09/01/33	263,354	297,466
FNMA	AA+	5.50	10/01/33	436,937	493,498
FNMA	AA+	5.50	03/01/34	60,791	67,751
FNMA	AA+	5.50	03/01/34	256,348	289,010
FNMA	AA+	5.50	07/01/34	185,938	207,720
FNMA	AA+	5.50	09/01/34	49,320	54,893
FNMA	AA+	5.50	09/01/34	90,354	101,213
FNMA	AA+	5.50	09/01/34	182,029	203,989
FNMA	AA+	5.50	10/01/34	402,894	450,298
FNMA	AA+	5.50	02/01/35	141,679	158,753
FNMA	AA+	5.50	02/01/35	218,551	246,648
FNMA	AA+	5.50	04/01/35	203,960	228,499
FNMA	AA+	5.50	08/01/35	415,022	465,141
FNMA	AA+	5.50	02/25/37	62,163	65,705
FNMA	AA+	5.50	05/01/38	469,355	523,876
FNMA	AA+	5.50	11/01/38	55,712	59,097
FNMA	AA+	5.50	06/01/48	108,662	117,127
FNMA	AA+	6.00	05/01/23	199,825	225,614
FNMA	AA+	6.00	01/01/25	123,188	139,087
FNMA	AA+	6.00	03/01/28	161,070	181,857
FNMA	AA+	6.00	04/01/32	32,732	36,956
FNMA	AA+	6.00	05/01/32	188,788	215,880
FNMA	AA+	6.00	04/01/33	593,991	684,834
FNMA	AA+	6.00	11/01/34	65,620	74,089
FNMA	AA+	6.00	03/01/36	37,990	41,621
FNMA	AA+	6.00	12/01/36	140,707	159,824
FNMA	AA+	6.00	01/01/37	202,944	231,271
FNMA	AA+	6.00	03/01/37	108,960	114,200
FNMA	AA+	6.00	04/01/37	61,372	65,518
FNMA	AA+	6.00	05/01/37	35,288	37,610
FNMA	AA+	6.00	06/01/37	58,292	62,983
FNMA	AA+	6.00	07/01/37	85,516	96,552
FNMA	AA+	6.00	08/01/37	113,269	127,888
FNMA	AA+	6.00	12/01/37	46,700	52,727
FNMA	AA+	6.00	10/25/44	480,611	545,039
FNMA	AA+	6.00	02/25/47	1,038,630	1,182,458

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

FNMA	AA+	6.00	12/25/49	501,765	568,400
FNMA	AA+	6.50	05/01/17	187	187
FNMA	AA+	6.50	05/01/32	95,897	106,623
FNMA	AA+	6.50	05/01/32	107,649	119,689
FNMA	AA+	6.50	09/01/36	29,351	32,448
FNMA	AA+	6.50	05/01/37	134,783	141,434
FNMA	AA+	6.50	07/01/37	22,461	24,973
FNMA	AA+	6.50	09/01/37	55,444	62,839
FNMA	AA+	6.50	05/01/38	71,740	79,765
FNMA	AA+	7.00	09/01/31	55,033	60,965
FNMA	AA+	7.00	01/25/44	383,005	451,392
FNMA	AA+	7.50	06/01/32	68,506	81,541
FNMA	AA+	8.00	04/01/32	20,120	21,374
FNMA Strip	AA+	3.00	08/25/42	1,524,669	1,495,852
GNMA (3)	AA+	2.68	10/16/47	2,000,000	2,007,028
GNMA (3)	AA+	3.00	07/16/36	1,816,489	1,840,503
GNMA (3)	AA+	3.50	11/20/32	2,303,955	2,391,026
GNMA (3)	AA+	3.50	07/15/42	1,733,347	1,802,174
GNMA (3)	AA+	3.50	11/15/42	1,158,904	1,205,252
GNMA (3)	AA+	3.50	05/20/45	2,675,410	2,793,895
GNMA (3)	AA+	3.70	05/15/42	938,484	983,268
GNMA (3)	AA+	4.00	04/15/24	272,330	284,941
GNMA (3)	AA+	4.00	01/20/41	1,687,381	1,784,163
GNMA (3)	AA+	4.00	03/15/41	787,990	835,127
GNMA (3)	AA+	4.00	08/15/41	1,298,507	1,380,701
GNMA (3)	AA+	4.00	11/15/41	873,689	934,775
GNMA (3)	AA+	4.00	12/15/41	1,680,104	1,778,676
GNMA (3)	AA+	4.00	01/15/42	418,696	443,330
GNMA (3)	AA+	4.00	03/20/42	607,659	645,062
GNMA (3)	AA+	4.00	08/20/42	1,214,636	1,286,443
GNMA (3)	AA+	4.25	06/20/36	660,011	709,844
GNMA (3)	AA+	4.25	04/20/41	942,518	1,005,457
GNMA (3)	AA+	4.29	04/15/41	296,959	315,824
GNMA (3)	AA+	4.50	06/20/30	62,603	68,077
GNMA (3)	AA+	4.50	09/15/30	559,310	602,684
GNMA (3)	AA+	4.50	06/20/34	426,432	458,428
GNMA (3)	AA+	4.50	09/15/40	1,164,312	1,248,005
GNMA (3)	AA+	4.50	10/15/40	1,366,421	1,484,221
GNMA (3)	AA+	4.50	10/15/40	355,102	379,984
GNMA (3)	AA+	5.00	04/15/39	1,158,806	1,296,349
GNMA (3)	AA+	5.00	06/20/39	1,552,160	1,687,394
GNMA (3)	AA+	5.00	11/15/39	518,293	570,188
GNMA (3)	AA+	5.00	05/15/40	222,572	246,423
GNMA (3)	AA+	5.00	06/20/40	272,406	293,075
GNMA (3)	AA+	5.00	06/20/40	264,530	287,142
GNMA (3)	AA+	5.50	01/15/36	91,616	102,071
GNMA (3)	AA+	6.50	04/15/31	7,251	8,223
GNMA (3)	AA+	6.50	12/15/31	21,651	24,556
GNMA (3)	AA+	6.50	05/15/32	27,801	31,531
GNMA (3)	AA+	7.00	05/15/32	2,705	2,789
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	835,557	887,688

					303,591,270

NON-MORTGAGE-BACKED OBLIGATIONS (1.4%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,472,572
FNMA	AA+	0.00	10/09/19	5,050,000	4,820,124

					15,292,696

CORPORATE DEBT (57.4%)
CONSUMER DISCRETIONARY (9.1%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,050,470
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	1,000,000	1,052,712
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,256,428

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

AutoZone, Inc.	BBB	3.25	04/15/25	2,000,000	1,957,028
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	725,905
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,154,623
Brinker International, Inc.	BB+	3.88	05/15/23	4,000,000	3,785,000
Coach, Inc.	BBB-	4.25	04/01/25	2,500,000	2,529,880
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	3,999,224
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,379,320
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,264,000
Gap, Inc.	BB+	5.95	04/12/21	5,000,000	5,366,205
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	5,000,000	5,092,545
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	218,657
Kohl’s Corp.	BBB-	3.25	02/01/23	1,804,000	1,718,658
Kohl’s Corp.	BBB-	4.00	11/01/21	2,620,000	2,670,419
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	2,063,682
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,016,830
Marriott International, Inc.	BBB	3.13	02/15/23	3,000,000	2,980,497
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,094,308
Mattel, Inc.	BBB	3.15	03/15/23	2,000,000	1,974,180
Mattel, Inc.	BBB	4.35	10/01/20	1,000,000	1,051,685
Newell Brands, Inc.	BBB-	4.70	08/15/20	3,000,000	3,236,688
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,138,908
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	1,034,461
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,197,157
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	3,250,000	3,373,731
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	5,000,000	5,093,815
Staples, Inc.	BBB-	4.38	01/12/23	3,700,000	3,760,621
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,263,104
Viacom, Inc.	BBB-	3.25	03/15/23	5,000,000	4,875,960
Whirlpool Corp.	BBB	3.70	05/01/25	2,000,000	2,051,118
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,078,969
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	4,039,264
Wynn Las Vegas LLC	BB	5.38	03/15/22	4,000,000	4,095,000

					101,641,052

CONSUMER STAPLES (2.8%)
Conagra Brands, Inc.	BBB	4.95	08/15/20	645,000	684,686
Edgewell Personal Care Co.	BB+	4.70	05/19/21	4,000,000	4,190,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	4,000,000	4,243,052
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,463,440
Kroger Co.	BBB	2.95	11/01/21	4,800,000	4,829,136
Mead Johnson Nutrition Co.	BBB	4.13	11/15/25	1,950,000	2,043,066
Molson Coors Brewing Co.	BBB-		05/01/22	3,000,000	3,099,915
Sysco Corp.	BBB+	3.75	10/01/25	3,575,000	3,648,320
Whole Foods Market, Inc.	BBB-	5.20	12/03/25	5,000,000	5,313,805

					31,515,420

ENERGY (4.6%)
Cameron International Corp.	AA-	4.50	06/01/21	3,000,000	3,156,663
Devon Energy	BBB	5.85	12/15/25	2,500,000	2,867,528
Diamond Offshore Drilling, Inc.	BB-	3.45	11/01/23	3,000,000	2,677,500
Energen Corp.	BB	4.63	09/01/21	4,000,000	3,978,800
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,299,284
Kinder Morgan Energy Partners	BBB-	4.30	05/01/24	5,000,000	5,082,415
Marathon Oil Corp.	BBB-	2.80	11/01/22	4,000,000	3,843,268
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,300,000	3,569,897
Murphy Oil Corp.	BBB-	3.50	12/01/17	1,250,000	1,250,000
Murphy Oil Corp.	BBB-	3.70	12/01/22	3,525,000	3,428,063
Noble Corp.	BB-	7.50	03/15/19	2,000,000	2,075,000
Rowan Companies PLC	B+	4.88	06/01/22	4,000,000	3,820,000
Seacor Hldgs., Inc.	B	7.38	10/01/19	2,775,000	2,844,375
SESI LLC	BB-	7.13	12/15/21	4,500,000	4,556,250
TechnipFMC PLC†	BBB+	2.00	10/01/17	4,500,000	4,498,443

					51,947,486

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

FINANCIALS (12.9%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,183,456
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,193,246
Alleghany Corp.	BBB+	5.63	09/15/20	3,000,000	3,297,117
American Express Co.	BBB	3.63	12/05/24	5,000,000	5,028,115
American Int’l. Group, Inc.	BBB+	3.75	07/10/25	5,000,000	4,972,115
Bank of America Corp.	BBB	3.95	04/21/25	5,000,000	4,978,335
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	4,000,000	4,287,716
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,146,528
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,232,520
Block Financial LLC	BBB	5.25	10/01/25	3,000,000	3,113,619
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,394,281
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,301,984
Citigroup, Inc.	BBB	3.88	03/26/25	5,000,000	4,967,305
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	4,892,345
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,617,525
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,500,000	3,564,365
Fifth Third Bancorp	BBB	4.30	01/16/24	5,000,000	5,222,600
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,997,342
First Tennessee Bank	BBB	2.95	12/01/19	5,000,000	5,058,515
Genworth Financial, Inc.	B	7.20	02/15/21	1,750,000	1,649,375
Genworth Financial, Inc.	B	7.63	09/24/21	1,300,000	1,231,750
Hartford Financial Svcs.	BBB+	5.50	03/30/20	1,000,000	1,088,214
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	5,000,000	5,067,910
JPMorgan Chase Bank NA	A-	6.00	10/01/17	2,000,000	2,041,902
Kemper Corp.	BBB-	4.35	02/15/25	2,000,000	2,002,992
Kemper Corp.	BBB-	6.00	05/15/17	1,091,000	1,094,739
Lincoln National Corp.	A-	4.00	09/01/23	4,000,000	4,178,700
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,079,592
Markel Corp.	BBB+	5.35	06/01/21	1,200,000	1,314,156
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,245,943
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,281,804
Nasdaq, Inc.	BBB	5.55	01/15/20	2,500,000	2,708,333
Old Republic Int’l. Corp.	BBB+	3.88	08/26/26	5,000,000	4,931,125
Pacific LifeCorp.†	A-	6.00	02/10/20	3,000,000	3,256,560
Peoples United Bank	BBB+	4.00	07/15/24	2,000,000	1,991,244
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,079,984
Reinsurance Grp. of America, Inc.	A-	4.70	09/15/23	1,000,000	1,076,509
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,264,456
Signet UK Finance PLC	BBB-	4.70	06/15/24	5,000,000	4,840,100
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,500,000	1,518,672
Synchrony Financial	BBB-	2.70	02/03/20	2,250,000	2,259,023
Synchrony Financial	BBB-	3.70	08/04/26	2,750,000	2,666,150
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,647,173
Unum Group	BBB	4.00	03/15/24	5,000,000	5,097,175
Voya Financial, Inc.	BBB	3.65	06/15/26	5,000,000	4,925,880
Wells Fargo & Co.	A-	3.45	02/13/23	4,000,000	4,036,516
Wells Fargo & Co.	A-	4.13	08/15/23	1,000,000	1,047,463

					145,072,469

HEALTH CARE (5.7%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,319,084
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,668,728
Anthem, Inc.	A	3.30	01/15/23	3,539,000	3,569,404
Anthem, Inc.	A	4.35	08/15/20	2,000,000	2,120,960
Biogen Idec, Inc.	A-	4.05	09/15/25	2,500,000	2,590,603
Biogen Idec, Inc.	A-	6.88	03/01/18	2,500,000	2,617,220
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,268,848
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	4,500,000	4,559,810
Express Scripts Hldg. Co.	BBB+	3.50	06/15/24	2,000,000	1,969,862
Humana, Inc.	BBB+	3.85	10/01/24	3,000,000	3,071,556
Humana, Inc.	BBB+	7.20	06/15/18	2,000,000	2,124,844

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Laboratory Corp. of America	BBB	3.75	08/23/22	2,000,000	2,047,902
Laboratory Corp. of America	BBB	4.63	11/15/20	1,000,000	1,065,648
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,142,077
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,200,000	2,238,771
Owens & Minor, Inc.	BBB	4.38	12/15/24	2,800,000	2,804,925
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,335,720
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	700,000	693,105
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,277,812
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	1,000,000	1,037,900
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	3,000,000	3,207,912
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	5,018,290

					63,750,981

INDUSTRIALS (4.0%)
Arconic, Inc.	BBB-	6.75	07/15/18	4,000,000	4,216,000
Crane Co.	BBB	2.75	12/15/18	4,000,000	4,063,888
Dun & Bradstreet Corp.	BB+	3.25	12/01/17	3,000,000	3,021,432
Dun & Bradstreet Corp.	BB+	4.38	12/01/22	1,000,000	1,033,995
Equifax, Inc.	BBB+	3.30	12/15/22	4,000,000	4,055,640
Flowserve Corp.	BBB	3.50	09/15/22	4,000,000	4,032,124
Hexcel Corp.	BBB-	4.70	08/15/25	3,900,000	4,143,832
Kennametal, Inc.	BBB-	2.65	11/01/19	4,000,000	4,000,208
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,207,165
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,071,576
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	3,000,000	3,046,611
Pentair PLC	BBB-	5.00	05/15/21	3,000,000	3,184,053
Valmont Industries, Inc.	BBB+	6.63	04/20/20	750,000	833,117
Verisk Analytics, Inc.	BBB-	4.00	06/15/25	5,000,000	5,082,010

					44,991,651

INFORMATION TECHNOLOGY (6.3%)
Adobe Systems, Inc.	A-	4.75	02/01/20	4,000,000	4,304,996
Applied Materials, Inc.	A-	3.90	10/01/25	5,000,000	5,274,825
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	1,000,000	1,006,793
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,143,357
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,055,159
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	283,610
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,190,364
Black Knight InfoServ LLC	BBB	5.75	04/15/23	2,948,000	3,087,974
eBay, Inc.	BBB+	2.88	08/01/21	5,000,000	5,052,795
Fidelity Nat’l. Information	BBB	3.88	06/05/24	5,000,000	5,137,650
Fiserv, Inc.	BBB	4.63	10/01/20	2,800,000	3,000,917
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,075,907
Ingram Micro, Inc.	NR	5.00	08/10/22	1,000,000	985,844
Ingram Micro, Inc.	NR	5.25	09/01/17	3,000,000	3,034,497
Ingram Micro, Inc.	NR	5.45	12/15/24	750,000	737,978
Juniper Networks, Inc.	BBB	4.50	03/15/24	3,000,000	3,146,085
Juniper Networks, Inc.	BBB	4.60	03/15/21	2,000,000	2,132,392
Keysight Technologies, Inc.	BBB-	4.55	10/30/24	5,000,000	5,111,300
Lam Research Corp.	BBB	2.75	03/15/20	5,000,000	5,058,095
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	4,000,000	4,061,008
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	1,000,000	1,001,766
Symantec Corp.	BB+	4.20	09/15/20	4,000,000	4,124,332
Tech Data Corp.	BBB-	3.75	09/21/17	4,000,000	4,037,120
Total System Services, Inc.	BBB-	3.75	06/01/23	4,000,000	4,014,332

					71,059,096

MATERIALS (5.2%)
Albemarle Corp.	BBB-	4.50	12/15/20	2,000,000	2,166,020
Carpenter Technology Corp.	BBB-	4.45	03/01/23	3,600,000	3,654,911
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,229,640
Dow Chemical Co.	BBB	3.50	10/01/24	4,800,000	4,878,792
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,667,830
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	4,000,000	3,710,000

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	4,009,836
Kinross Gold Corp.	BB+	5.13	09/01/21	4,000,000	4,165,000
Methanex Corp.	BB+	3.25	12/15/19	3,400,000	3,423,899
Methanex Corp.	BB+	5.25	03/01/22	600,000	628,620
Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	4,113,064
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,089,766
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,137,200
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	4,041,368
Teck Resources Ltd.	BB	3.75	02/01/23	1,000,000	971,250
Teck Resources Ltd.	BB	4.75	01/15/22	3,000,000	3,098,100
Valspar Corp.	BBB	3.95	01/15/26	5,000,000	5,065,910
Vulcan Materials Co.	BBB	7.00	06/15/18	2,000,000	2,116,990

					58,168,196

REAL ESTATE (4.2%)
American Tower Corp.	BBB-	4.50	01/15/18	5,000,000	5,106,690
Boston Properties LP	A-	3.70	11/15/18	1,000,000	1,024,902
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,109,251
Government Pptys. Income Trust	BBB-	3.75	08/15/19	4,000,000	4,033,416
HCP, Inc.	BBB	3.40	02/01/25	3,750,000	3,635,081
Healthcare Realty Trust	BBB	3.75	04/15/23	4,000,000	3,995,996
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,846,469
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	4,000,000	4,171,636
Mack-Cali Realty LP	BBB-	4.50	04/18/22	5,000,000	5,068,790
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	1,000,000	999,942
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	3,000,000	3,097,236
Ventas Realty LP/Capital Corp.	BBB+	3.25	08/15/22	500,000	503,113
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	3,000,000	3,211,509
Vornado Realty LP	BBB	2.50	06/30/19	1,000,000	1,005,659
Welltower, Inc.	BBB+	3.75	03/15/23	750,000	768,197
Welltower, Inc.	BBB+	6.13	04/15/20	2,500,000	2,765,193

					47,343,080

TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	BBB+	3.00	02/15/22	4,000,000	3,990,768
AT&T, Inc.	BBB+	3.00	06/30/22	1,000,000	994,795
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,128,766

					7,114,329

UTILITIES (2.0%)
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,257,364
Entergy Corp.	BBB	5.13	09/15/20	2,500,000	2,700,765
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,046,682
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,175,953
National Fuel Gas Co.	BBB	5.20	07/15/25	2,000,000	2,132,754
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	4,053,920
SCANA Corp.	BBB	4.75	05/15/21	1,000,000	1,044,462
Talen Energy Supply LLC	B	4.60	12/15/21	2,000,000	1,695,000
UIL Hldgs. Corp.	BBB	4.63	10/01/20	2,725,000	2,811,508

					21,918,408

SOVEREIGN DEBT (0.3%)
Sri Lanka AID	NR	6.59	09/15/28	2,892,961	3,464,552

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,102,417,318) 99.2%					1,114,048,773

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.6%)
Danaher Corp.†	A-1	0.83	04/03/17	1,500,000	1,499,931
San Diego Gas & Electric Co.†	A-1	0.97	04/12/17	5,000,000	4,998,518

					6,498,449

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,498,449) 0.6%					6,498,449

TOTAL INVESTMENTS (Cost: $1,108,915,767) 99.8%					1,120,547,222

OTHER NET ASSETS 0.2%					2,787,381

NET ASSETS 100.0%					$1,123,334,603

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$22,396,732	1.0%
ALL AMERICA FUND	$5,849,619	1.9%
SMALL CAP VALUE FUND	$4,899,605	1.1%
MID CAP VALUE FUND	$799,963	0.8%
MID-CAP EQUITY INDEX FUND	$11,948,668	0.9%
INTERNATIONAL FUND	$8,199,453	2.0%
COMPOSITE FUND	$7,217,380	4.0%
MONEY MARKET FUND	$30,654,883	50.6%
MID-TERM BOND FUND	$7,848,298	1.6%
BOND FUND	$22,481,953	2.0%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Funds as of March 31, 2017, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	614	E-mini S&P 500 Stock Index	P	June 2017	$72,427,440	($65,819)	3.2%
ALL AMERICA FUND	66	E-mini S&P 500 Stock Index	P	June 2017	$7,785,360	($7,221)	2.6%
MID-CAP EQUITY INDEX FUND	246	E-mini S&P MidCap 400 Stock Index	P	June 2017	$42,267,720	$147,197	3.3%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2017, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of one security in the All America and Small Cap Value Funds (see Note b below) which was considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such 144A securities as of March 31, 2017. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2017:

	Level 1 – Quoted	Level 2 – Significant	Level 3 – Significant
Fund	Prices	Observable Inputs	Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$2,218,977,911	-	-		$2,218,977,911
Short-Term Debt Securities	-	$70,278,848	-		$70,278,848

	$2,218,977,911	$70,278,848	-		$2,289,256,759

All America Fund
Common Stock - Indexed	$158,280,884	-	-		$158,280,884
Common Stock - Active	$134,699,144	-	$285,375	(b)	$134,984,519
Long-Term Debt Securities - Active	-	$138,951	-		$138,951
Short-Term Debt Securities - Indexed	-	$7,646,316	-		$7,646,316
Short-Term Debt Securities - Active	-	$2,199,899	-		$2,199,899
Warrants - Active	$23,078	-	-		$23,078

	$293,003,106	$9,985,166	$285,375		$303,273,647

Small Cap Value Fund
Common Stock	$446,865,548	-	$3,206,125	(b)	$450,071,673
Long-Term Debt Securities	-	$1,642,587	-		$1,642,587
Short-Term Debt Securities	-	$12,897,231	-		$12,897,231
Warrants	$260,822	-	-		$260,822

	$447,126,370	$14,539,818	$3,206,125		$464,872,313

Small Cap Growth Fund
Common Stock	$444,246,948	-	-		$444,246,948
Short-Term Debt Securities	-	$8,198,138	-		$8,198,138

	$444,246,948	$8,198,138	-		$452,445,086

Mid Cap Value Fund
Common Stock	$99,787,734	-	-		$99,787,734
Long-Term Debt Securities	-	$42,678	-		$42,678
Short-Term Debt Securities	-	$1,799,429	-		$1,799,429

	$99,787,734	$1,842,107	-		$101,629,841

Mid-Cap Equity Index Fund
Common Stock	$1,255,351,454	-	-		$1,255,351,454
Short-Term Debt Securities	-	$43,935,024	-		$43,935,024

	$1,255,351,454	$43,935,024	-		$1,299,286,478

International Fund
Common Stock	$397,053,244	-	-		$397,053,244
Short-Term Debt Securities	-	$18,196,075	-		$18,196,075

	$397,053,244	$18,196,075	-		$415,249,319

Composite Fund
Common Stock	$104,890,904	-	-		$104,890,904
U.S. Government Debt	-	$19,119,280	-		$19,119,280
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$20,140,048	-		$20,140,048
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$476,026	-		$476,026
Long-Term Corporate Debt	-	$29,968,602	-		$29,968,602
Short-Term Debt Securities	-	$6,299,655	-		$6,299,655

	$104,890,904	$76,003,611	-		$180,894,515

Retirement Income Fund
Common Stock	$78,859,718	-	-		$78,859,718

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

2010 Retirement Fund
Common Stock	$25,026,954	-	-	$25,026,954

2015 Retirement Fund
Common Stock	$148,300,337	-	-	$148,300,337

2020 Retirement Fund
Common Stock	$442,545,828	-	-	$442,545,828

2025 Retirement Fund
Common Stock	$544,304,758	-	-	$544,304,758

2030 Retirement Fund
Common Stock	$449,315,271	-	-	$449,315,271

2035 Retirement Fund
Common Stock	$377,781,410	-	-	$377,781,410

2040 Retirement Fund
Common Stock	$308,438,707	-	-	$308,438,707

2045 Retirement Fund
Common Stock	$356,067,020	-	-	$356,067,020

2050 Retirement Fund
Common Stock	$182,906,081	-	-	$182,906,081

2055 Retirement Fund
Common Stock	$8,113,961	-	-	$8,113,961

Conservative Allocation Fund
Common Stock	$142,049,675	-	-	$142,049,675

Moderate Allocation Fund
Common Stock	$358,908,761	-	-	$358,908,761

Aggressive Allocation Fund
Common Stock	$274,049,342	-	-	$274,049,342

Money Market Fund
U.S. Government Debt	-	$14,040,937	-	$14,040,937
U.S. Government Agency Short-Term Debt	-	$7,794,693	-	$7,794,693
Commercial Paper	-	$38,619,907	-	$38,619,907

	-	$60,455,537	-	$60,455,537

Mid-Term Bond Fund
U.S. Government Debt	-	$195,268,023	-	$195,268,023
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$2,532	-	$2,532
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$35,639,045	-	$35,639,045
Long-Term Corporate Debt	-	$258,992,719	-	$258,992,719
Short-Term Debt Securities	-	$899,959	-	$899,959

	-	$490,802,278	-	$490,802,278

Bond Fund
U.S. Government Debt	-	$147,178,087	-	$147,178,087
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$303,591,270	-	$303,591,270
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$15,292,696	-	$15,292,696
Long-Term Corporate Debt	-	$644,522,168	-	$644,522,168
Sovereign Debt	-	$3,464,552	-	$3,464,552
Short-Term Debt Securities	-	$6,498,449	-	$6,498,449

	-	$1,120,547,222	-	$1,120,547,222

Other Financial Instruments:*
Equity Index Fund	($65,819)	-	-	($65,819)
All America Fund	($7,221)	-	-	($7,221)
Mid-Cap Equity Index Fund	$147,197	-	-	$147,197

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Reflects security issued by Xura, Inc. included in the Information Technology section of the active asset segment of the All America Fund portfolio and in the Small Cap Value Fund portfolio. The security is fair valued at its last trade price.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Three Months Ended March 31, 2017
	Balance December 31, 2016	Change in Unrealized Gains (Losses)	Transfers Into Level 3 (c)	Transfers Out of Level 3	Balance March 31, 2017	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2017
All America Fund - Active Common Stock	$285,375	-	-	-	$285,375	$30,822
Small Cap Value Fund - Common Stock	$3,206,125	-	-	-	$3,206,125	$347,256

(c)	Reflects transfers into Level 3 from Level 1 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

At March 31, 2017, warrants held by the Funds of the Investment Company were traded on active markets and are considered Level 1 securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2017 (Unaudited)

Tax Information — The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at March 31, 2017 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth Fund	Value Fund
Unrealized Appreciation	$890,077,227	$83,587,172	$126,213,502	$84,119,015	$23,541,212
Unrealized Depreciation	(31,165,342)	(10,402,334)	(17,401,875)	(16,022,223)	(3,283,045)

Net	$858,911,885	$73,184,838	$108,811,627	$68,096,792	20,258,167

Cost of Investments	$1,430,344,874	$230,088,809	$356,060,686	$384,348,294	$81,371,674

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$346,022,884	$16,211,879	$22,177,096	$2,136,408	$1,261,889
Unrealized Depreciation	(49,204,721)	(3,348,858)	(1,696,083)	(527,701)	(181,710)

Net	$296,818,163	$12,863,021	$20,481,013	$1,608,707	1,080,179

Cost of Investments	$1,002,468,315	$402,386,298	$160,413,502	$77,251,011	$23,946,775

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$12,922,208	$43,529,112	$64,622,377	$59,281,652	$52,643,285
Unrealized Depreciation	(941,128)	(1,725,506)	(867,700)	(311,987)	(217,622)

Net	$11,981,080	$41,803,606	$63,754,677	$58,969,665	$52,425,663

Cost of Investments	$136,319,257	$400,742,222	$480,550,081	$390,345,606	$325,355,747

	2040	2045	2050	2055	Conservative
	Retirement	Retirement	Retirement	Retirement	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$43,976,840	$56,381,067	$11,968,073	$242,536	$9,846,664
Unrealized Depreciation	(177,703)	(169,143)	(3,683)	(11,360)	(1,115,288)

Net	$43,799,137	$56,211,924	$11,964,390	$231,176	$8,731,376

Cost of Investments	$264,639,570	$299,855,096	$170,941,691	$7,882,785	$133,318,299

	Moderate	Aggressive	Money
	Allocation	Allocation	Market	Mid-Term	Bond
	Fund	Fund	Fund	Bond Fund	Fund
Unrealized Appreciation	$57,996,459	$58,889,101	$-	$6,445,233	$24,520,605
Unrealized Depreciation	(4,580,463)	(4,947,745)	(118)	(5,316,464)	(12,925,566)

Net	$53,415,996	$53,941,356	$(118)	$1,128,769	$11,595,039

Cost of Investments	$305,492,765	$220,107,986	$60,455,655	$489,673,509	$1,108,952,183

Differences in basis between amounts reflected in the Portfolios of Investments in Securities and those computed for Federal income tax purposes arise primarily from the Federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

    (a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

    (b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	May 25, 2017

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	May 25, 2017